UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197 (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: January 31, 2020

Item 1. Report to Stockholders.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report

January 31, 2020

AEW Global Focused Real Estate Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

AEW GLOBAL FOCUSED REAL ESTATE FUND

Managers	Symbols

Robert Oosterkamp*	Class A NRFAX

Milton Low, CFA®*	Class C NRCFX

Matthew A. Troxell, CFA®*	Class N NRFNX

J. Hall Jones, Jr., CFA®	Class Y NRFYX

Gina Szymanski, CFA®

AEW Capital Management, L.P.

*

Effective at the close of business on May 31, 2019, Messrs. Robert Oosterkamp and Milton Low joined the portfolio management team, and Mr. Matthew Troxell no longer serves as portfolio manager of the Fund.

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Market Conditions

Real estate securities, as well as other securities, posted strong returns over the one-year period, led by global monetary easing and reduced political risks. Employment growth in the US remained solid throughout the period, and the unemployment rate reached a 50-year low of 3.5%. The Federal Reserve reversed course and made three 25-basis-point cuts in short-term interest rates. Meanwhile, the 10-year US Treasury yield declined 112 basis points to end the period at 1.51%.

At close of business on May 31, 2019, the Fund changed its name and investment strategy. The Fund continues to use the same investment approach it always has, but it is now applied to real estate securities globally. This gives us the flexibility to allocate assets to those geographic areas where we see the most attractive opportunities for investment.

Performance Results

For the 12 months ended January 31, 2020, Class Y shares of the AEW Global Focused Real Estate Fund returned 13.48% at net asset value. The Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index (Net), which returned 11.93%.

Explanation of Fund Performance

Positive stock selection and positive regional allocation drove the Fund’s outperformance. Stock selection was strongest in North America, neutral in Asia Pacific, and slightly negative in Europe. The portfolio benefited from an overweight to North America and underweight to Europe and Asia Pacific.

Among the individual securities, the largest contributors included US companies VICI Properties, Inc., Duke Realty Corporation, and Invitation Homes, Inc. VICI is a triple net lease gaming/casino REIT, and the company benefited from increased institutional investor interest in the casino space, specifically Blackstone’s $4.25 billion acquisition of the Bellagio from MGM. Duke Realty is an industrial REIT, and the company benefited from continued strength in e-commerce retailers and demand for so-called “last mile” warehouse space near

1  |

online customers. Invitation Homes is a single-family rental REIT, a sector that is also benefiting from strong demand due to a dearth of homes for sale.

The largest individual detractors included US regional mall company Simon Property Group, Inc., US industrial company Prologis, Inc. (PLD), and Hong Kong company Link Real Estate Investment Trust. Malls continued to be impacted by store closures, and even landlords with higher quality assets, such as Simon Property Group, faced increasing capital expenditure needs to backfill space. As a result, we moved from an overweight to underweight position in the name over the one-year period. Prologis reported solid performance results throughout the period and increased 2019 guidance. The company also announced it would acquire peer company Liberty Property Trust, which the portfolio did not hold. Overall, however, we prefer the relative valuations of Duke Realty Corporation, Rexford Industrial Realty, Inc., and Americold Realty Trust, Inc., and the portfolio’s overweight position in these industrial peers more than offset the detraction from the portfolio’s underweight position in Prologis and Liberty. Link owns parking, retail, and office properties across Hong Kong and mainland China, and investor concern regarding the economic impact of social unrest in Hong Kong weighed on the company’s share price. We quickly trimmed our overweight position, and the portfolio’s large underweight position to Hong Kong over the one-year period was a positive contributor.

Outlook

The coronavirus will have a negative impact on economic growth and a significant negative effect on some sectors such as hotels, airlines, and retail. Central banks around the world have taken action by cutting interest rates, and governments are likely to continue to announce stimulus packages. These actions are expected to support economic growth but also to avoid a credit crunch. Within real estate, however, we expect that the investment market will slow as investors will not travel to property inspections. Over time, we think that investment demand may improve as investors will continue to invest in safe yielding asset classes given that interest rates will be lower for longer and given that the gap between property yields and interest rates has widened. On the demand side, we expect that demand for retail and industrial/logistics space will be impacted as the flow of goods — especially from China and Italy — will temporarily slow. We are less concerned about the long-term effect on industrial/logistics as the sector has strong long-term fundamentals, but the impact on the already struggling retail sector could be more severe. The hotel sector is also heavily impacted as people travel less. Demand for office space will likely also slow temporarily.

In North America, the hotel sector has been hit hardest, and the outlook for 2020 was already weak before the virus. These stocks could be buys once the virus stops spreading, but until then we remain underweight. Retail has also been very weak. At some point, lower oil prices and lower interest rates may be a catalyst for improved consumer spending, but near-term concerns regarding a weakening economy only add to the existing problems in the retail sector, and we remain underweight. Defensive sectors (Storage, Manufactured Housing) and sectors with structural growth stories (Data Centers, Single-Family Rental) are outperforming.

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AEW GLOBAL FOCUSED REAL ESTATE FUND

In Europe, Switzerland is outperforming due to investor flows into safe haven countries, while the Netherlands and Italy have declined the most, primarily due to retail stocks. During the correction, we added a new position to the portfolio, Alstria Office REIT (German offices), as valuations began to look attractive.

In Asia Pacific, Australia is underperforming the most given the country’s larger dependence on Chinese export demand. Due to the announcement of the virus in January, we had already reduced our hotel exposure in Japan. We were originally overweight the sector, as this is the Olympic year for Tokyo and the hospitality sector should benefit from the event. The Asia Pacific portfolio remains underweight hotels and retail in all markets, which have both underperformed year-to-date.

The Fund continues to be well positioned as fear and uncertainty spreads along with the virus. We continue to watch for opportunities to rotate into names that may have sold off more than warranted and also those we feel could rebound more quickly once the negative sentiment troughs. Overall, if the impact of the coronavirus proves to be temporary, the current selloff may provide a good entry point into REITs.

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Hypothetical Growth of $100,000 Investment in Class Y Shares4,6

January 31, 2010 through January 31, 2020

See notes to chart on page 5.

Top Ten Holdings as of January 31, 2020

Security Name		% of net assets
1	AvalonBay Communities, Inc.	5.86%
2	VICI Properties, Inc.	5.59
3	Americold Realty Trust	5.03
4	Invitation Homes, Inc.	5.03
5	Duke Realty Corp.	4.96
6	Canadian Apartment Properties REIT	4.72
7	Boston Properties, Inc.	4.17
8	Healthcare Trust of America, Inc., Class A	4.13
9	Healthpeak Properties, Inc.	3.89
10	Douglas Emmett, Inc.	3.48

The portfolio is actively managed and holdings are subject to change. There is no guarantee the Fund continues to invest in the securities referenced. The holdings listed exclude any temporary cash investments.

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Average Annual Total Returns — January 31, 20204,6

				Life of	Expense Ratios[5]
	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 8/31/00)
NAV	13.48%	5.39%	12.19%	—%	1.15%	0.90%

Class A (Inception 12/29/00)
NAV	13.18	5.13	11.92	—	1.40	1.15
With 5.75% Maximum Sales Charge	6.69	3.89	11.26	—

Class C (Inception 12/29/00)
NAV	12.35	4.35	11.08	—	2.15	1.90
With CDSC[1]	11.38	4.35	11.08	—

Class N (Inception 5/01/13)
NAV	13.49	5.49	—	7.47	0.95	0.85

Comparative Performance
FTSE EPRA Nareit Developed Index (Net)[2]	11.93	5.69	9.99	5.89
MSCI US REIT Index[3]	13.89	5.89	12.68	7.76

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

Effective at the close of business on May 31, 2019, the FTSE EPRA Nareit Developed Index (Net) replaced the MSCI US REIT Index as the Fund’s primary benchmark because the Fund believes the FTSE EPRA Nareit Developed Index (Net), an index designed to track the performance of listed real estate companies and REITs (real estate investment trust) worldwide, is a more appropriate comparison to the Fund’s investment strategies.

3	MSCI US REIT Index is an unmanaged index that is composed of the most actively traded equity REIT securities.

4	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

6	The performance results shown for the periods prior to the close of business on May 31, 2019 reflect results achieved using a different investment strategy.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

|  6

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2019 through January 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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AEW GLOBAL FOCUSED REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 – 1/31/2020
Class A
Actual	$1,000.00	$1,083.80	$6.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85
Class C
Actual	$1,000.00	$1,079.10	$9.96
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.65
Class N
Actual	$1,000.00	$1,085.30	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33
Class Y
Actual	$1,000.00	$1,084.50	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of January 31, 2020

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 96.8% of Net Assets
	Australia — 2.7%
135,965	Goodman Group	$1,346,041
943,561	Mirvac Group	2,128,637

		3,474,678

	Canada — 4.7%
143,000	Canadian Apartment Properties REIT	6,115,914

	France — 2.7%
13,389	Gecina S.A.	2,525,298
7,503	Unibail-Rodamco-Westfield	1,020,179

		3,545,477

	Germany — 4.0%
100,773	Aroundtown S.A.	954,000
30,679	Deutsche Wohnen SE	1,298,034
50,156	Vonovia SE	2,862,709

		5,114,743

	Hong Kong — 5.2%
164,000	Hang Lung Properties Ltd.	342,584
256,400	Link REIT	2,592,848
1,853,300	New World Development Co. Ltd.	2,315,017
1,067,800	Sino Land Co. Ltd.	1,455,237

		6,705,686

	Japan — 11.7%
238	Daiwa Office Investment Corp.	1,907,419
11,028	Invesco Office J-REIT, Inc.	2,348,662
172	Kenedix Retail REIT Corp.	426,210
518	LaSalle Logiport REIT	836,060
123,500	Mitsubishi Estate Co. Ltd.	2,418,681
125,400	Mitsui Fudosan Co. Ltd.	3,321,282
360	Nippon Building Fund, Inc.	2,916,252
12,800	Nomura Real Estate Holdings, Inc.	315,213
391	Nomura Real Estate Master Fund, Inc.	687,677

		15,177,456

	Netherlands — 0.4%
9,921	NSI NV	541,342

	New Zealand — 0.8%
898,822	Precinct Properties New Zealand Ltd.	1,088,477

	Singapore — 2.4%
403,200	CapitaLand Commercial Trust	606,811
371,700	CapitaLand Ltd.	979,494
1,305,400	Lendlease Global Commercial REIT(a)	880,088
474,800	Mapletree Logistics Trust	638,974

		3,105,367

	Spain — 1.2%
105,619	Merlin Properties Socimi S.A.	1,498,039

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2020

AEW Global Focused Real Estate Fund – (continued)

Shares	Description	Value (†)
	Sweden — 2.7%
97,820	Fabege AB	$1,676,795
167,990	Kungsleden AB	1,790,376

		3,467,171

	United Kingdom — 5.2%
31,253	Derwent London PLC	1,693,316
276,381	Grainger PLC	1,079,123
126,660	Hammerson PLC	389,756
195,047	Segro PLC	2,342,105
78,105	Workspace Group PLC	1,254,154

		6,758,454

	United States — 53.1%
189,000	Americold Realty Trust	6,514,830
35,000	AvalonBay Communities, Inc.	7,584,150
37,700	Boston Properties, Inc.	5,404,295
34,100	CyrusOne, Inc.	2,074,985
108,500	Douglas Emmett, Inc.	4,502,750
177,000	Duke Realty Corp.	6,426,870
35,000	Federal Realty Investment Trust	4,375,700
167,000	Healthcare Trust of America, Inc., Class A	5,349,010
140,000	Healthpeak Properties, Inc.	5,038,600
207,000	Invitation Homes, Inc.	6,514,290
25,000	Life Storage, Inc.	2,829,500
9,700	Simon Property Group, Inc.	1,291,555
91,000	STORE Capital Corp.	3,571,750
270,000	VICI Properties, Inc.	7,236,000

		68,714,285

	Total Common Stocks (Identified Cost $110,378,431)	125,307,089

Principal Amount
Short-Term Investments — 2.2%
$2,918,970	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2020 at 0.900% to be repurchased at $2,919,189 on 2/03/2020 collateralized by $2,885,000 U.S. Treasury Note, 2.875% due 10/15/2021 valued at $2,979,057 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,918,970)	2,918,970

	Total Investments — 99.0% (Identified Cost $113,297,401)	128,226,059
	Other Assets Less Liabilities — 1.0%	1,280,597

	Net Assets — 100.0%	$129,506,656

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2020

AEW Global Focused Real Estate Fund – (continued)

Industry Summary at January 31, 2020

REITs – Diversified	23.5%
Real Estate Management & Development	16.1
REITs – Apartments	15.5
REITs – Office Property	13.3
REITs – Health Care	8.0
REITs – Warehouse/Industrials	7.6
REITs – Shopping Centers	6.8
REITs – Single Tenant	2.8
REITs – Storage	2.2
REITs – Regional Malls	1.0
Short-Term Investments	2.2

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at January 31, 2020

United States Dollar	55.3%
Japanese Yen	11.7
Euro	8.3
British Pound	5.2
Hong Kong Dollar	5.2
Canadian Dollar	4.7
Australian Dollar	2.7
Swedish Krona	2.7
Singapore Dollar	2.4
New Zealand Dollar	0.8

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

January 31, 2020

ASSETS
Investments at cost	$113,297,401
Net unrealized appreciation	14,928,658

Investments at value	128,226,059
Receivable for Fund shares sold	158,359
Receivable for securities sold	4,799,018
Dividends and interest receivable	158,716
Tax reclaims receivable	3,962
Prepaid expenses (Note 7)	3

TOTAL ASSETS	133,346,117

LIABILITIES
Payable for securities purchased	3,325,029
Payable for Fund shares redeemed	50,750
Foreign currency payable to custodian bank at value (identified cost $171,259) (Note 8)	171,251
Management fees payable (Note 5)	47,011
Deferred Trustees’ fees (Note 5)	137,179
Administrative fees payable (Note 5)	4,656
Payable to distributor (Note 5d)	2,806
Other accounts payable and accrued expenses	100,779

TOTAL LIABILITIES	3,839,461

NET ASSETS	$129,506,656

NET ASSETS CONSIST OF:
Paid-in capital	$114,647,757
Accumulated earnings	14,858,899

NET ASSETS	$129,506,656

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$33,863,842

Shares of beneficial interest	2,379,811

Net asset value and redemption price per share	$14.23

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.10

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,391,365

Shares of beneficial interest	97,164

Net asset value and offering price per share	$14.32

Class N shares:
Net assets	$10,318,607

Shares of beneficial interest	793,476

Net asset value, offering and redemption price per share	$13.00

Class Y shares:
Net assets	$83,932,842

Shares of beneficial interest	6,473,930

Net asset value, offering and redemption price per share	$12.96

See accompanying notes to financial statements.

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Statement of Operations

For the Year Ended January 31, 2020

INVESTMENT INCOME
Dividends	$3,356,236
Interest	24,773
Less net foreign taxes withheld	(116,433)

3,264,576

Expenses
Management fees (Note 5)	946,821
Service and distribution fees (Note 5)	108,180
Administrative fees (Note 5)	54,283
Trustees’ fees and expenses (Note 5)	42,398
Transfer agent fees and expenses (Notes 5 and 6)	208,086
Audit and tax services fees	67,275
Custodian fees and expenses	33,434
Legal fees (Note 7)	2,951
Registration fees	79,667
Shareholder reporting expenses	68,615
Miscellaneous expenses (Note 7)	28,385

Total expenses	1,640,095
Less waiver and/or expense reimbursement (Note 5)	(384,012)

Net expenses	1,256,083

Net investment income	2,008,493

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	15,558,652
Payments by affiliates (Note 5)	94,912
Foreign currency transactions (Note 2c)	80,707
Capital gain distributions received (Note 2)	238,115
Net change in unrealized appreciation (depreciation) on:
Investments	(2,414,406)
Foreign currency translations (Note 2c)	(1,177)

Net realized and unrealized gain on investments and foreign currency transactions	13,556,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,565,296

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

	Year Ended January 31, 2020	Year Ended January 31, 2019
FROM OPERATIONS:
Net investment income	$2,008,493	$2,465,715
Net realized gain on investments and foreign currency transactions	15,972,386	7,275,452
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,415,583)	2,058,032

Net increase in net assets resulting from operations	15,565,296	11,799,199

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,054,377)	(3,178,207)
Class C	(203,308)	(188,907)
Class N	(1,522,448)	(609,544)
Class Y	(12,551,418)	(7,039,510)

Total distributions	(19,331,551)	(11,016,168)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	12,496,453	(21,486,790)

Net increase (decrease) in net assets	8,730,198	(20,703,759)
NET ASSETS
Beginning of the year	120,776,458	141,480,217

End of the year	$129,506,656	$120,776,458

See accompanying notes to financial statements.

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Financial Highlights

For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016
Net asset value, beginning of the period	$14.62		$14.49	$15.84		$15.93	$18.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.25	0.24		0.18	0.22
Net realized and unrealized gain (loss)	1.61		1.07	(0.14)		1.33	(1.33)

Total from Investment Operations	1.83		1.32	0.10		1.51	(1.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)		(0.23)	(0.22)		(0.22)	(0.18)
Net realized capital gains	(1.83)		(0.96)	(1.23)		(1.38)	(1.29)

Total Distributions	(2.22)		(1.19)	(1.45)		(1.60)	(1.47)

Net asset value, end of the period	$14.23		$14.62	$14.49		$15.84	$15.93

Total return(b)(c)	13.18%		9.95%	0.49%		9.51%	(6.21)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$33,864		$38,826	$41,189		$58,312	$56,344
Net expenses(d)	1.18	%(e)	1.25%	1.29	%(f)	1.35%	1.36	%(g)
Gross expenses	1.50%		1.45%	1.43%		1.38%	1.38%
Net investment income	1.46%		1.75%	1.49%		1.06%	1.31%
Portfolio turnover rate	107	%(h)	20%	11%		13%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective June 1, 2019, the expense limit decreased from 1.25% to 1.15%.
(f)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(g)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(h)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

15  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016
Net asset value, beginning of the period	$14.70		$14.54	$15.87		$15.95	$18.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.14	0.11		0.06	0.09
Net realized and unrealized gain (loss)	1.61		1.06	(0.12)		1.33	(1.33)

Total from Investment Operations	1.72		1.20	(0.01)		1.39	(1.24)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.08)	(0.09)		(0.09)	(0.07)
Net realized capital gains	(1.83)		(0.96)	(1.23)		(1.38)	(1.29)

Total Distributions	(2.10)		(1.04)	(1.32)		(1.47)	(1.36)

Net asset value, end of the period	$14.32		$14.70	$14.54		$15.87	$15.95

Total return(b)(c)	12.35%		9.03%	(0.21)%		8.67%	(6.87)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,391		$1,946	$4,472		$7,307	$7,869
Net expenses(d)	1.93	%(e)	2.00%	2.05	%(f)	2.10%	2.11	%(g)
Gross expenses	2.25%		2.20%	2.18%		2.13%	2.13%
Net investment income	0.71%		0.98%	0.71%		0.34%	0.55%
Portfolio turnover rate	107	%(h)	20%	11%		13%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective June 1, 2019, the expense limit decreased from 2.00% to 1.90%.
(f)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(g)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(h)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  16

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016
Net asset value, beginning of the period	$13.54		$13.52		$14.87		$15.05	$17.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.24		0.27		0.26		0.22	(0.17	)(b)
Net realized and unrealized gain (loss)	1.48		0.98		(0.11)		1.27	(0.81)

Total from Investment Operations	1.72		1.25		0.15		1.49	(0.98)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)		(0.27)		(0.27)		(0.29)	(0.25)
Net realized capital gains	(1.83)		(0.96)		(1.23)		(1.38)	(1.29)

Total Distributions	(2.26)		(1.23)		(1.50)		(1.67)	(1.54)

Net asset value, end of the period	$13.00		$13.54		$13.52		$14.87	$15.05

Total return	13.49	%(c)	10.22	%(c)	0.88	%(c)	9.91%	(5.79	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,319		$6,830		$6,865		$6,108	$4,513
Net expenses	0.88	%(d)(e)	0.95	%(d)	0.97	%(d)(f)	0.97%	0.94	%(d)(g)
Gross expenses	1.09%		1.00%		1.01%		0.97%	1.01%
Net investment income (loss)	1.69%		2.07%		1.79%		1.38%	(1.14	)%(b)
Portfolio turnover rate	107	%(h)	20%		11%		13%	17%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective June 1, 2019, the expense limit decreased from 0.95% to 0.85%.
(f)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(g)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(h)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

17  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016
Net asset value, beginning of the period	$13.50		$13.48	$14.84		$15.01	$17.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.27	0.25		0.21	0.25
Net realized and unrealized gain (loss)	1.47		0.98	(0.12)		1.27	(1.27)

Total from Investment Operations	1.71		1.25	0.13		1.48	(1.02)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)		(0.27)	(0.26)		(0.27)	(0.22)
Net realized capital gains	(1.83)		(0.96)	(1.23)		(1.38)	(1.29)

Total Distributions	(2.25)		(1.23)	(1.49)		(1.65)	(1.51)

Net asset value, end of the period	$12.96		$13.50	$13.48		$14.84	$15.01

Total return(b)	13.48%		10.19%	0.73%		9.78%	(5.95)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$83,933		$73,173	$88,954		$126,203	$140,022
Net expenses(c)	0.93	%(d)	1.00%	1.04	%(e)	1.10%	1.11	%(f)
Gross expenses	1.25%		1.20%	1.18%		1.13%	1.13%
Net investment income	1.72%		2.00%	1.71%		1.30%	1.55%
Portfolio turnover rate	107	%(g)	20%	11%		13%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective June 1, 2019, the expense limit decreased from 1.00% to 0.90%.
(e)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(f)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(g)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  18

Notes to Financial Statements

January 31, 2020

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).

At close of business on May 31, 2019, the Fund changed its name and investment strategy.

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and

19  |

Notes to Financial Statements (continued)

January 31, 2020

disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general

|  20

Notes to Financial Statements (continued)

January 31, 2020

(such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of January 31, 2020, securities held by Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$44,564,541	34.4%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2020 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

21  |

Notes to Financial Statements (continued)

January 31, 2020

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2020 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

|  22

Notes to Financial Statements (continued)

January 31, 2020

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received. Permanent book and tax basis differences relating to foreign currency gains and losses, distribution re-designations, passive foreign investment company adjustments and return of capital and capital gain distributions received will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

23  |

Notes to Financial Statements (continued)

January 31, 2020

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2020 and 2019 were as follows:

2020 Distributions Paid From:			2019 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$5,390,847	$13,940,704	$19,331,551	$2,362,427	$8,653,741	$11,016,168

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of January 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$182,917
Undistributed long-term capital gains	1,557,625

Total undistributed earnings	1,740,542

Unrealized appreciation	13,255,536

Total accumulated earnings	$14,996,078

As of January 31, 2020, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$114,969,346

Gross tax appreciation	$15,156,013
Gross tax depreciation	(1,899,300)

Net tax appreciation	$13,256,713

The difference between these amounts and those reported in the components of distributable earnings is primarily attributable to foreign currency mark-to-market.

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of

|  24

Notes to Financial Statements (continued)

January 31, 2020

the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the year ended January 31, 2020, the Fund did not loan securities under this agreement.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

i.  New Accounting Pronouncement.  In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management has evaluated the impact of the

25  |

Notes to Financial Statements (continued)

January 31, 2020

adoption of ASU 2018-13 and will incorporate required disclosure updates in the Fund’s semiannual financial statements as of July 31, 2020.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,474,678	$—	$3,474,678
France	1,020,179	2,525,298	—	3,545,477
Germany	—	5,114,743	—	5,114,743
Hong Kong	—	6,705,686	—	6,705,686
Japan	426,210	14,751,246	—	15,177,456
New Zealand	—	1,088,477	—	1,088,477
Singapore	880,088	2,225,279	—	3,105,367
Spain	—	1,498,039	—	1,498,039
Sweden	1,790,376	1,676,795	—	3,467,171
United Kingdom	1,254,154	5,504,300	—	6,758,454
All Other Common Stocks(a)	75,371,541	—	—	75,371,541

Total Common Stocks	$80,742,548	$44,564,541	$—	$125,307,089

Short-Term Investments	—	2,918,970	—	2,918,970

Total	$80,742,548	$47,483,511	$—	$128,226,059

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  26

Notes to Financial Statements (continued)

January 31, 2020

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the year ended January 31, 2020, purchases and sales of securities (excluding short-term investments) were $130,288,294 and $137,458,499 respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Prior to June 1, 2019, the Fund paid a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2020, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the period June 1, 2019 to January 31, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%

Prior to June 1, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.25%	2.00%	0.95%	1.00%

27  |

Notes to Financial Statements (continued)

January 31, 2020

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended January 31, 2020, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$946,821	$382,467	$564,354	0.77%	0.46%

[1]	Management fee waiver is subject to possible recovery until January 31, 2021.

No expenses were recovered during the year ended January 31, 2020 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

|  28

Notes to Financial Statements (continued)

January 31, 2020

For the year ended January 31, 2020, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$91,207	$4,243	$12,730

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, effective July 1, 2019, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Prior to July 1, 2019, the Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Fund. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Fund in an amount equal to the reduction in sub-administrative fees discussed above. The waiver was in effect through June 30, 2019.

For the year ended January 31, 2020, the administrative fees were as follows:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$54,283	$519	$53,764

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to

29  |

Notes to Financial Statements (continued)

January 31, 2020

compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the year ended January 31, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $173,064.

As of January 31, 2020, the Fund owes Natixis Distribution $2,806 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended January 31, 2020 amounted to $1,927.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he

|  30

Notes to Financial Statements (continued)

January 31, 2020

or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2020 and is not subject to recovery under the expense limitation agreement described above.

For the year ended January 31, 2020, Natixis Advisors reimbursed the Fund $1,026 for transfer agency expenses related to Class N shares.

h.  Payment by Affiliates.  For the year ended January 31, 2020, AEW and Natixis reimbursed the Fund $94,912 for transaction costs incurred in conjunction with a strategy change (see Note 1 of Notes to Financial Statements). This amount is included in realized gains in the Statement of Operations.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

31  |

Notes to Financial Statements (continued)

January 31, 2020

For the year ended January 31, 2020, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$66,017	$3,094	$1,026	$137,949

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

For the year ended January 31, 2020, the Fund had no borrowings under this agreement.

8.  Payable to Custodian Bank.  The Fund’s custodian bank provides overdraft protection to the Fund in the event of a cash shortfall. Cash overdrafts bear interest at various rates depending on the type of currency overdrawn. At January 31, 2020, the Fund had payables, at value, of $171,251 to the custodian bank for foreign currency overdrafts that bear interest at a rate per annum equal to a flat rate of 5.25%.

9.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

|  32

Notes to Financial Statements (continued)

January 31, 2020

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
3	27.92%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	319,793	$4,789,208	526,863	$7,517,660
Issued in connection with the reinvestment of distributions	331,314	4,591,537	201,730	2,730,701
Redeemed	(927,512)	(13,834,719)	(914,593)	(13,021,531)

Net change	(276,405)	$(4,453,974)	(186,000)	$(2,773,170)

Class C
Issued from the sale of shares	22,418	$338,924	16,412	$230,189
Issued in connection with the reinvestment of distributions	11,152	155,279	11,125	149,205
Redeemed	(68,812)	(1,043,756)	(202,751)	(2,915,664)

Net change	(35,242)	$(549,553)	(175,214)	$(2,536,270)

Class N
Issued from the sale of shares	327,855	$4,634,832	56,043	$737,042
Issued in connection with the reinvestment of distributions	120,236	1,520,839	48,507	609,543
Redeemed	(159,161)	(2,194,099)	(107,938)	(1,433,215)

Net change	288,930	$3,961,572	(3,388)	$(86,630)

33  |

Notes to Financial Statements (continued)

January 31, 2020

11.  Capital Shares (continued).

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class Y
Issued from the sale of shares	2,660,649	$37,412,704	969,223	$12,626,402
Issued in connection with the reinvestment of distributions	958,247	12,105,884	509,525	6,385,886
Redeemed	(2,563,936)	(35,980,180)	(2,656,842)	(35,103,008)

Net change	1,054,960	$13,538,408	(1,178,094)	$(16,090,720)

Increase (decrease) from capital share transactions	1,032,243	$12,496,453	(1,542,696)	$(21,486,790)

12.  Subsequent Events.  Subsequent to January 31, 2020, global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

|  34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of AEW Global Focused Real Estate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AEW Global Focused Real Estate Fund (one of the funds constituting Natixis Funds Trust IV, referred to hereafter as the “Fund”) as of January 31, 2020, the related statement of operations for the year ended January 31, 2020, the statement of changes in net assets for each of the two years in the period ended January 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2020 and the financial highlights for each of the five years in the period ended January 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020 by correspondence with the custodian and brokers; when replies

35  |

Report of Independent Registered Public Accounting Firm

were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 23, 2020

We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.

|  36

2020 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the fiscal year ended January 31, 2020, 3.69% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the Fund designates as a capital gain dividend the amounts reflected below for the fiscal year ended January 31, 2020:

$13,858,068 subject to a long-term capital gains tax rate of not greater than 20%, and $82,636 subject to a long-term capital gains tax rate of not greater than 25%.

Qualified Business Income Deduction.  For the fiscal year ended January 31, 2020, 31.65% of the ordinary income dividends paid by the Fund are eligible for the Qualified Business Income deduction.

37  |

Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Fund’s Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Chairperson of the Board of Trustees since January 2017 Trustee since 2008 Ex Officio member of the Audit Committee, Contract Review Committee and Governance Committee	Retired	51 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Chairperson of the Governance Committee and Audit Committee Member	Executive Chairman of Bob’s Discount Furniture (retail)	51 Director, Burlington Stores, Inc. (retail)	Significant experience on the Board and on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

|  38

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Richard A. Goglia (1951)	Trustee since 2015 Contract Review Committee Member and Governance Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	51 None	Significant experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Chairperson of the Contract Review Committee	Director of Abt Associates Inc. (research and consulting)	51 Director, The Hanover Insurance Group (property and casualty insurance); formerly, Director, Eastern Bank (bank)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

39  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Martin T. Meehan (1956)	Trustee since 2012 Audit Committee Member	President, University of Massachusetts; formerly, Chancellor and faculty member, University of Massachusetts Lowell	51 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Maureen B. Mitchell (1951)	Trustee since 2017 Contract Review Committee Member and Governance Committee Member	Retired; formerly President, Global Sales and Marketing, GE Asset Management, Inc. (financial services)	51 Director, Sterling Bancorp (bank)	Experience on the Board; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

|  40

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity)	51 Director, FutureFuel.io (chemicals and biofuels)	Experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Trustee since 2009 Chairperson of the Audit Committee	Professor of Finance at Babson College	51 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Audit Committee Member and Governance Committee Member	Retired	51 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

41  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Kirk A. Sykes (1958)	Trustee since 2019 Contract Review Committee Member	Managing Director of Accordia Partners, LLC (real estate development); President of Primary Corporation (real estate development); Managing Principal of Merrick Capital Partners (infrastructure finance); formerly, President of Urban Strategy America Fund (real estate fund manager)	51 Trustee, Eastern Bank (bank); formerly Director, Ares Commercial Real Estate Corporation (real estate investment trust)	Experience on the Board and significant experience on the boards of other business organizations (including real estate companies and banks)

Cynthia L. Walker (1956)	Trustee since 2005 Audit Committee Member and Governance Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	51 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

|  42

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	51 None	Experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation	51 None	Significant experience on the Board; experience as President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation

[1]

Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term. Mr. Drucker was appointed to serve an additional one year term as the Chairperson of the Board on June 12, 2019.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Trust, Natixis Funds Trust I, Natixis Funds Trust II, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis ETF Trust (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation.

43  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Russell L. Kane (1969)	Secretary, Clerk and Chief Legal Officer	Since 2016	Executive Vice President, General Counsel, Secretary and Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2004	Senior Vice President, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Kirk D. Johnson (1981)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2018	Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Associate General Counsel, Natixis Distribution, L.P.; Vice President and Counsel, Natixis Investment Managers, LLC

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, L.P., Natixis Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

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Annual Report

January 31, 2020

Natixis Sustainable Future 2015 Fund®

Natixis Sustainable Future 2020 Fund®

Natixis Sustainable Future 2025 Fund®

Natixis Sustainable Future 2030 Fund®

Natixis Sustainable Future 2035 Fund®

Natixis Sustainable Future 2040 Fund®

Natixis Sustainable Future 2045 Fund®

Natixis Sustainable Future 2050 Fund®

Natixis Sustainable Future 2055 Fund®

Natixis Sustainable Future 2060 Fund®

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers	Symbols

Natixis Advisors, L.P.*

Mirova Global Sustainable Equity Segment	2015 Fund Class N NSFBX

Mirova Carbon Neutral U.S. Equity Segment	2020 Fund Class N NSFDX

Mirova US LLC (formerly a division within Ostrum Asset Management U.S., LLC)	2025 Fund Class N NSFEX 2030 Fund Class N NSFFX

2035 Fund Class N NSFGX

AIA U.S. Large Cap Value ESG Segment	2040 Fund Class N NSFHX

AIA U.S. Small/Mid Cap ESG Segment	2045 Fund Class N NSFJX

AIA International Developed Markets Equity ESG Segment	2050 Fund Class N NSFKX

AIA Emerging Markets ESG Segment	2055 Fund Class N NSFLX

Active Index Advisors®, a division of Natixis Advisors, L.P.	2060 Fund Class N NSFMX

Harris Associates Large Cap Value Segment

Harris Associates L.P.

Loomis Sayles All Cap Growth Segment

Loomis Sayles Core Fixed Income Segment

Loomis, Sayles & Company, L.P.

Portfolio Allocations

Wilshire Associates Incorporated

*	Natixis Advisors, L.P. is responsible for determining each Fund’s available underlying funds and separately managed segments and supervising the activities of each Fund’s subadvisers.

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

Market Conditions

Volatility continued in the markets in 2019. The combination of US-China trade wars, changing monetary stimulus, global growth concerns, volatile oil prices, and lower long-term bond prices drove volatility in stocks but ultimately lifted them by the end of the year. Risk assets, and stocks in particular, have benefitted from the low interest rates and easy monetary policy that have been in place since 2008. When the Federal Reserve (Fed) began raising rates in 2015, financial conditions began to grow less favorable. However, in 2019, the Fed reversed course and lowered rates three times. This helped to ease investors’ worry about the impact of higher rates and tighter financial conditions on company fundamentals.

Overall, both US and foreign stocks gained in the 12 months ending January 31, 2020. The year started slowly through May, but volatility started to creep back into the market by late summer as investors’ concern continued about the global impact of trade tensions between the US and China. However, as the prospect of resolution grew, equities picked up steam again, leading to all-time highs into December and the best calendar year performance in recent years. The top performing regions were the US, Japan and Europe, while the emerging markets were positive but trailed for the period. At the very end of the period, markets came off of their highs as uncertainty grew with the spread of the corona virus.

On the bond front, despite the strong demand for stocks, long-term bonds appreciated, causing yields on 10-year Treasuries to fall over 1.1% to about 1.5% at the end of the period. This movement in bond yields paralleled the actions of the Fed as they eased from a recent high of 2.5% to 1.75% on the Federal Funds Target Rate.

Performance Results

While the Natixis Sustainable Future Funds gained for the 12-month period ended January 31, 2020, they also outperformed their benchmarks, except for the Natixis Sustainable Future 2040 Fund, which underperformed its benchmark. This table shows performance for each Fund for the year ended January 31, 2020 compared to its benchmark in the S&P Target Date® Index Series.

Fund Name	Fund Performance as of 1/31/2020	Benchmark	Benchmark Performance as of 1/31/2020
Natixis Sustainable Future 2015 Fund	11.81%	S&P Target Date 2015® Index[1]	11.05%
Natixis Sustainable Future 2020 Fund	12.31	S&P Target Date 2020® Index[1]	11.52
Natixis Sustainable Future 2025 Fund	12.73	S&P Target Date 2025® Index[1]	12.26

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Fund Name	Fund Performance as of 1/31/2020	Benchmark	Benchmark Performance as of 1/31/2020
Natixis Sustainable Future 2030 Fund	13.12%	S&P Target Date 2030® Index[1]	13.01%
Natixis Sustainable Future 2035 Fund	14.29	S&P Target Date 2035® Index[1]	13.67
Natixis Sustainable Future 2040 Fund	14.05	S&P Target Date 2040® Index[1]	14.10
Natixis Sustainable Future 2045 Fund	14.73	S&P Target Date 2045® Index[1]	14.35
Natixis Sustainable Future 2050 Fund	14.47	S&P Target Date 2050® Index[1]	14.41
Natixis Sustainable Future 2055 Fund	14.93	S&P Target Date 2055® Index[1]	14.48
Natixis Sustainable Future 2060 Fund	14.78	S&P Target Date 2060+® Index[1]	14.65

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results.

[1]

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

Explanation of Fund Performance

The Funds are diversified across thirteen US and international allocations. Eight of the allocations follow a sustainable investing approach, selecting investments based on ESG criteria. ESG stands for environmental, social and governance, also known as sustainable or socially responsible investing. Two of the allocations invest in US companies and investments are reviewed for ESG criteria. The remaining two allocations invest primarily in US government and agency securities.

The Funds added three new segments and stopped allocating to one in April, enhancing diversification through dedicated access to specific asset classes.

•

Mirova Global Sustainable Equity Segment invests in US and international companies that relate to sustainable development themes and which Mirova believes adhere to ESG practices, have strong fundamentals, and offer attractive valuations. (no longer allocated as of April, 2019)

•

Mirova International Sustainable Equity Fund invests in non-US companies that relate to sustainable development themes and adhere to ESG practices, have strong fundamentals, and offer attractive valuations.

•	Mirova Carbon Neutral U.S. Equity Segment provides broad exposure to the S&P 500® Index, but factors carbon neutrality into its security selection.

•	Mirova Global Green Bond Fund focuses on investment-grade bonds issued to finance projects with a positive environmental impact.

•	AIA U.S. Large Cap Value ESG Segment maintains an ESG focus to investing in US large-cap stocks, with a value bias.

•	AIA U.S. Small/Mid Cap ESG Segment maintains an ESG focus to investing in US small- and mid-cap stocks.

•	AIA International Developed Markets Equity ESG Segment maintains an ESG focus to investing in international stocks from the developed markets.

•	AIA Emerging Markets ESG Segment maintains an ESG focus to investing in emerging market stocks.

•	Harris Associates Large Cap Value Segment invests in mid-sized and large US companies that are valued at a discount to intrinsic value. (Added April, 2019)

•	Loomis Sayles All Cap Growth Segment invests in US companies across all market capitalizations focusing on quality, growth potential and valuations. (Added April, 2019)

•	Loomis Sayles Inflation Protected Securities Fund invests primarily in Treasury Inflation Protected Securities (“TIPs”) to provide income and hedge against inflation.

•	Loomis Sayles Limited Term Government and Agency Fund provides ballast to help minimize volatility and losses.

•

Loomis Sayles Core Fixed Income Segment is a benchmark aware core bond portfolio that combines bottom-up security selection with top-down macro strategy. Seeks to outperform the Bloomberg Barclays US Aggregate Index while providing strong risk adjusted returns. (Added April, 2019)

Both the Funds’ fixed income and equity allocations posted positive absolute returns and added to overall performance for the 12 months ending January 31, 2020. The benchmarks mentioned below are specific to each segment or Fund, as applicable.

The Mirova Global Sustainable Equity Segment outpaced its benchmark, the MSCI World Index (Net)1. Strong stock picking within the healthcare, industrials, materials, financials and information technology sectors was the largest contributor. This was partially offset by security selection in the communication services sector.

The Mirova International Sustainable Equity Fund outperformed its benchmark, the MSCI EAFE Index (Net)2. Strong security selection within the information technology, industrials and utilities sectors, coupled with an overweight position to the best performing information technology sector, were the largest contributors. An underweight position in energy, the worst performing sector, also contributed. This was partially offset by security selection in the healthcare, materials and consumer staples sectors.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

The Mirova Carbon Neutral U.S. Equity Segment underperformed its benchmark, the S&P 500® Index3. Security selection within the information technology, healthcare, consumer discretionary and financials sectors was the largest detractor. This was partially offset by an underweight position to energy, the worst performing sector, and strong security selection in the industrials and utilities sectors.

The Mirova Global Green Bond Fund slightly underperformed its benchmark, the Bloomberg Barclays MSCI Green Bond Index4. Currency hedging was the largest detractor, specifically hedging the Fund’s Euro exposure back to USD, as the dollar strengthened vs. the Euro for the period.

The AIA U.S. Large Cap Value ESG Segment underperformed its benchmark, the S&P 500® Value Index5. An underweight allocation to information technology, the best performing sector, was the largest detractor. Security selection within the financials, real estate and communication services sectors also detracted. This was partially offset by strong stock selection in the materials and utilities sectors.

The AIA U.S. Small/Mid Cap ESG Segment outperformed its benchmark, the S&P 1000® Index6. Strong security selection within the healthcare, consumer discretionary, real estate and materials sectors was the primary contributor. This was partially offset by security selection in the financials and information technology sectors.

The AIA International Developed Markets Equity ESG Segment outperformed its benchmark, The MSCI EAFE Index (Net)2. Strong security selection within the consumer discretionary, industrials and financials sectors was the primary contributor. This was partially offset by stock picking in the real estate sector.

The AIA Emerging Markets ESG Segment outperformed its benchmark, the MSCI Emerging Markets Index7. Strong security selection within the industrials, communication services and utilities sectors was the primary contributor. This was partially offset by stock picking in the financials, materials and energy sectors.

The Harris Associates Large Cap Value Segment underperformed its benchmark, the S&P 500® Index3. Security selection in the information technology, energy, consumer discretionary and industrials sectors was the largest detractor. This was partially offset by strong stock selection in the financials and communication services sectors. An underweight to materials also positively contributed.

The Loomis Sayles All Cap Growth Segment underperformed its benchmark, the Russell 3000® Growth Index8. Security selection in the information technology, consumer discretionary, healthcare and industrials sectors was the largest detractor. This was partially offset by strong stock picking in the financials and communication services sectors.

The Loomis Sayles Limited Term Government and Agency Fund underperformed its benchmark, the Bloomberg Barclays U.S. 1-5 Year Government Bond Index9. An out-of-benchmark allocation to agency pass through securities and agency CMOs was the largest detractor. Yield curve positioning within those sectors, specifically being short on the curve, also detracted.

The Loomis Sayles Inflation Protected Securities Fund slightly underperformed its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index10. Select Treasury positions slightly detracted. Inflation expectations remained dampened throughout most of 2019 due to continued easing from global central banks.

The Loomis Sayles Core Fixed Income Segment outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index11. The strategy’s overweight position to investment grade corporate credit positively contributed. Strong security selection in the technology, REITs, insurance and consumer cyclical sectors was also additive.

The allocations for each Fund during the period approximated the amounts shown in the charts on pages 4-21.

1.

MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is comprised of common stocks of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

2.

MSCI EAFE Index (Net) is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance in developed markets, excluding the U.S. and Canada. The Index includes countries in Europe, Australasia, and the Far East.

3.

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

4.

Bloomberg Barclays MSCI Green Bond Index provides a broad-based measure of global fixed-income securities issued to fund projects with direct environmental benefits according to MSCI ESG Research’s green bond criteria. The green bonds are primarily investment-grade, or may be classified by other sources when bond ratings are not available. The Index may include green bonds from the corporate, securitized, Treasury, or government-related sectors.

5.

S&P 500® Value Index measures the performance of the large-capitalization value sector in the US equity market. It is a subset of the S&P 500® Index and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics.

6.	S&P 1000® Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form a benchmark for the mid- to small-cap segment of the U.S. equity market.

7.	MSCI Emerging Markets Index is an unmanaged index that is designed to measure the equity market performance of emerging markets.

8.

Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

9.

Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is comprised of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Bond Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

3  |

10.

Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury. On March 1, 1997, Barclays launched the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

11.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

Covid-19 Pandemic

The recent overall impact of the coronavirus (“COVID-19”) outbreak on the financial markets and the performance of the Funds’ investments has been significant. The potential duration and continued impact of COVID-19 on the financial markets and the overall economy are uncertain. If the financial markets and/or the overall economy are impacted for an extended period, the Funds’ future financial and investment results may be adversely affected.

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2020

See notes to chart on page 22.

Asset Allocation as of January 31, 2020*

% of net assets
Equity	43.91%
AIA Emerging Markets ESG Segment	1.47
AIA International Developed Markets Equity ESG Segment	4.45
AIA Large Cap Value ESG Segment	4.44
AIA U.S. Small/Mid Cap ESG Segment	5.86
Harris Associates Large Cap Value Segment	7.36
Loomis Sayles All Cap Growth Segment	7.44
Mirova Carbon Neutral U.S. Equity Segment	5.92
Mirova International Sustainable Equity Segment	6.97
Fixed Income	54.08
Loomis Sayles Core Fixed Income Segment	19.70
Loomis Sayles Inflation Protected Securities Fund	12.65
Loomis Sayles Limited Term Government and Agency Fund	11.11
Mirova Global Green Bond Fund	10.62
Cash	2.01

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Average Annual Total Returns – January 31, 20202

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	11.81%	7.99%	4.12%	0.55%

Comparative Performance
S&P Target Date 2015® Index[1]	11.05	6.66

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2020

See notes to chart on page 22.

5  |

Asset Allocation as of January 31, 2020*

% of net assets
Equity	51.91%
AIA Emerging Markets ESG Segment	2.44
AIA International Developed Markets Equity ESG Segment	5.45
AIA Large Cap Value ESG Segment	4.45
AIA U.S. Small/Mid Cap ESG Segment	6.85
Harris Associates Large Cap Value Segment	8.86
Loomis Sayles All Cap Growth Segment	8.96
Mirova Carbon Neutral U.S. Equity Segment	6.92
Mirova International Sustainable Equity Segment	7.98
Fixed Income	46.08
Loomis Sayles Core Fixed Income Segment	18.73
Loomis Sayles Inflation Protected Securities Fund	8.11
Loomis Sayles Limited Term Government and Agency Fund	9.61
Mirova Global Green Bond Fund	9.63
Cash	2.01

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

Average Annual Total Returns – January 31, 20202

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	12.31%	8.65%	4.15%	0.55%

Comparative Performance
S&P Target Date 2020® Index[1]	11.52	7.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2020

See notes to chart on page 22.

Asset Allocation as of January 31, 2020*

% of net assets
Equity	60.44%
AIA Emerging Markets ESG Segment	3.43
AIA International Developed Markets Equity ESG Segment	6.45
AIA Large Cap Value ESG Segment	4.95
AIA U.S. Small/Mid Cap ESG Segment	7.87
Harris Associates Large Cap Value Segment	9.85
Loomis Sayles All Cap Growth Segment	9.98
Mirova Carbon Neutral U.S. Equity Segment	7.92
Mirova International Sustainable Equity Segment	9.99
Fixed Income	37.54
Loomis Sayles Core Fixed Income Segment	16.74
Loomis Sayles Inflation Protected Securities Fund	5.08
Loomis Sayles Limited Term Government and Agency Fund	7.60
Mirova Global Green Bond Fund	8.12
Cash	2.02

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

7  |

Average Annual Total Returns – January 31, 20202

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	12.73%[4]	9.10%	4.82%	0.56%

Comparative Performance
S&P Target Date 2025® Index[1]	12.26	7.70

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2020

See notes to chart on page 22.

Asset Allocation as of January 31, 2020*

% of net assets
Equity	68.97%
AIA Emerging Markets ESG Segment	3.46
AIA International Developed Markets Equity ESG Segment	7.44
AIA Large Cap Value ESG Segment	6.44
AIA U.S. Small/Mid Cap ESG Segment	8.83
Harris Associates Large Cap Value Segment	11.36
Loomis Sayles All Cap Growth Segment	11.50
Mirova Carbon Neutral U.S. Equity Segment	8.43
Mirova International Sustainable Equity Segment	11.51
Fixed Income	28.97
Loomis Sayles Core Fixed Income Segment	13.21
Loomis Sayles Inflation Protected Securities Fund	4.58
Loomis Sayles Limited Term Government and Agency Fund	5.08
Mirova Global Green Bond Fund	6.10
Cash	2.06

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

9  |

Average Annual Total Returns – January 31, 20202

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	13.12%	9.84%	5.19%	0.57%

Comparative Performance
S&P Target Date 2030® Index[1]	13.01	8.24

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  10

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2020

See notes to chart on page 22.

Asset Allocation as of January 31, 2020*

% of net assets
Equity	77.59%
AIA Emerging Markets ESG Segment	3.94
AIA International Developed Markets Equity ESG Segment	8.47
AIA Large Cap Value ESG Segment	6.45
AIA U.S. Small/Mid Cap ESG Segment	10.34
Harris Associates Large Cap Value Segment	12.88
Loomis Sayles All Cap Growth Segment	13.02
Mirova Carbon Neutral U.S. Equity Segment	9.94
Mirova International Sustainable Equity Segment	12.55
Fixed Income	20.38
Loomis Sayles Core Fixed Income Segment	9.17
Loomis Sayles Inflation Protected Securities Fund	3.57
Loomis Sayles Limited Term Government and Agency Fund	3.56
Mirova Global Green Bond Fund	4.08
Cash	2.03

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

11  |

Average Annual Total Returns – January 31, 20202

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.29%	10.60%	4.95%	0.58%

Comparative Performance
S&P Target Date 2035® Index[1]	13.67	8.74

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2020

See notes to chart on page 22.

Asset Allocation as of January 31, 2020*

% of net assets
Equity	84.71%
AIA Emerging Markets ESG Segment	4.44
AIA International Developed Markets Equity ESG Segment	8.97
AIA Large Cap Value ESG Segment	6.97
AIA U.S. Small/Mid Cap ESG Segment	11.37
Harris Associates Large Cap Value Segment	13.90
Loomis Sayles All Cap Growth Segment	14.05
Mirova Carbon Neutral U.S. Equity Segment	10.94
Mirova International Sustainable Equity Segment	14.07
Fixed Income	13.26
Loomis Sayles Core Fixed Income Segment	5.10
Loomis Sayles Inflation Protected Securities Fund	2.55
Loomis Sayles Limited Term Government and Agency Fund	2.04
Mirova Global Green Bond Fund	3.57
Cash	2.03

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

13  |

Average Annual Total Returns – January 31, 20202

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.05%[4]	10.89%	5.16%	0.59%

Comparative Performance
S&P Target Date 2040® Index[1]	14.10	9.08

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  14

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2020

See notes to chart on page 22.

Asset Allocation as of January 31, 2020*

% of net assets
Equity	89.80%
AIA Emerging Markets ESG Segment	4.94
AIA International Developed Markets Equity ESG Segment	9.97
AIA Large Cap Value ESG Segment	7.46
AIA U.S. Small/Mid Cap ESG Segment	11.37
Harris Associates Large Cap Value Segment	14.44
Loomis Sayles All Cap Growth Segment	14.57
Mirova Carbon Neutral U.S. Equity Segment	11.46
Mirova International Sustainable Equity Segment	15.59
Fixed Income	8.17
Loomis Sayles Core Fixed Income Segment	4.09
Loomis Sayles Inflation Protected Securities Fund	1.02
Loomis Sayles Limited Term Government and Agency Fund	1.53
Mirova Global Green Bond Fund	1.53
Cash	2.03

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

15  |

Average Annual Total Returns – January 31, 20202

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.73%	11.32%	6.13%	0.59%

Comparative Performance
S&P Target Date 2045® Index[1]	14.35	9.25

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  16

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2020

See notes to chart on page 22.

Asset Allocation as of January 31, 2020*

% of net assets
Equity	92.35%
AIA Emerging Markets ESG Segment	5.43
AIA International Developed Markets Equity ESG Segment	11.01
AIA Large Cap Value ESG Segment	7.99
AIA U.S. Small/Mid Cap ESG Segment	11.41
Harris Associates Large Cap Value Segment	14.40
Loomis Sayles All Cap Growth Segment	14.56
Mirova Carbon Neutral U.S. Equity Segment	11.46
Mirova International Sustainable Equity Segment	16.09
Fixed Income	5.62
Loomis Sayles Core Fixed Income Segment	4.09
Loomis Sayles Inflation Protected Securities Fund	0.00
Loomis Sayles Limited Term Government and Agency Fund	0.00
Mirova Global Green Bond Fund	1.53
Cash	2.03

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

17  |

Average Annual Total Returns – January 31, 20202

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.47%[4]	11.34%	6.08%	0.60%

Comparative Performance
S&P Target Date 2050® Index[1]	14.41	9.37

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  18

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2020

See notes to chart on page 22.

Asset Allocation as of January 31, 2020*

% of net assets
Equity	92.35%
AIA Emerging Markets ESG Segment	5.42
AIA International Developed Markets Equity ESG Segment	10.98
AIA Large Cap Value ESG Segment	7.99
AIA U.S. Small/Mid Cap ESG Segment	11.43
Harris Associates Large Cap Value Segment	14.42
Loomis Sayles All Cap Growth Segment	14.56
Mirova Carbon Neutral U.S. Equity Segment	11.46
Mirova International Sustainable Equity Segment	16.09
Fixed Income	5.62
Loomis Sayles Core Fixed Income Segment	4.09
Loomis Sayles Inflation Protected Securities Fund	0.00
Loomis Sayles Limited Term Government and Agency Fund	0.00
Mirova Global Green Bond Fund	1.53
Cash	2.03

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

19  |

Average Annual Total Returns – January 31, 20202

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.93%	11.50%	6.10%	0.60%

Comparative Performance
S&P Target Date 2055® Index[1]	14.48	9.44

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 22.

|  20

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Hypothetical Growth of $1,000,000 Investment in Class N Shares2

February 28, 2017 (inception) through January 31, 2020

See notes to chart on page 22.

Asset Allocation as of January 31, 2020*

% of net assets
Equity	92.33%
AIA Emerging Markets ESG Segment	5.46
AIA International Developed Markets Equity ESG Segment	11.01
AIA Large Cap Value ESG Segment	7.94
AIA U.S. Small/Mid Cap ESG Segment	11.36
Harris Associates Large Cap Value Segment	14.38
Loomis Sayles All Cap Growth Segment	14.61
Mirova Carbon Neutral U.S. Equity Segment	11.46
Mirova International Sustainable Equity Segment	16.10
Fixed Income	5.64
Loomis Sayles Core Fixed Income Segment	4.11
Loomis Sayles Inflation Protected Securities Fund	0.00
Loomis Sayles Limited Term Government and Agency Fund	0.00
Mirova Global Green Bond Fund	1.53
Cash	2.04

*	Differences between these amounts and those reported elsewhere in the financial statements are attributable to the inclusion of other assets and liabilities.

21  |

Average Annual Total Returns – January 31, 20202

			Expense Ratios[3]

	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.78%	11.53%	6.11%	0.60%

Comparative Performance
S&P Target Date 2060+® Index[1]	14.65	9.65

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

4

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

|  22

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov.

23  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2019 through January 31, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 – 1/31/2020
Class N
Actual	$1,000.00	$1,050.10	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.29%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 – 1/31/2020
Class N
Actual	$1,000.00	$1,054.20	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.29%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 – 1/31/2020
Class N
Actual	$1,000.00	$1,056.50	$1.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.31%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  24

NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 – 1/31/2020
Class N
Actual	$1,000.00	$1,055.90	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.34%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 – 1/31/2020
Class N
Actual	$1,000.00	$1,065.00	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.36%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 – 1/31/2020
Class N
Actual	$1,000.00	$1,064.10	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.37%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 –1/31/2020
Class N
Actual	$1,000.00	$1,067.80	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 –1/31/2020**
Class N
Actual	$1,000.00	$1,068.00	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.94

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

**

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes. Amounts expressed in the table include the effect of such adjustments.

25  |

NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 – 1/31/2020
Class N
Actual	$1,000.00	$1,069.10	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 8/1/2019	ENDING ACCOUNT VALUE 1/31/2020	EXPENSES PAID DURING PERIOD* 8/1/2019 – 1/31/2020
Class N
Actual	$1,000.00	$1,069.30	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  26

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 30.5% of Net Assets
	Aerospace & Defense — 0.2%
15	Axon Enterprise, Inc.(a)	$1,152
23	Moog, Inc., Class A	2,061
3	Raytheon Co.	663
12	Teledyne Technologies, Inc.(a)	4,381
31	United Technologies Corp.	4,656

		12,913

	Air Freight & Logistics — 0.4%
208	Expeditors International of Washington, Inc.	15,192
31	FedEx Corp.	4,484
40	United Parcel Service, Inc., Class B	4,141

		23,817

	Airlines — 0.1%
226	American Airlines Group, Inc.	6,066
11	Delta Air Lines, Inc.	613

		6,679

	Auto Components — 0.2%
95	American Axle & Manufacturing Holdings, Inc.(a)	878
69	Aptiv PLC	5,850
12	BorgWarner, Inc.	411
102	Delphi Technologies PLC(a)	1,565
114	Goodyear Tire & Rubber Co. (The)	1,497
21	Visteon Corp.(a)	1,676

		11,877

	Automobiles — 0.3%
656	Fiat Chrysler Automobiles NV	8,541
259	General Motors Co.	8,648
22	Thor Industries, Inc.	1,772

		18,961

	Banks — 2.0%
61	Ameris Bancorp	2,452
109	BancorpSouth Bank	3,114
556	Bank of America Corp.	18,253
238	Cadence BanCorp	3,720
254	Citigroup, Inc.	18,900
155	Citizens Financial Group, Inc.	5,778
83	Columbia Banking System, Inc.	3,212
7	Comerica, Inc.	428
53	Cullen/Frost Bankers, Inc.	4,725
191	Fulton Financial Corp.	3,146
162	Huntington Bancshares, Inc.	2,198
97	International Bancshares Corp.	3,822
256	KeyCorp	4,790
17	M&T Bank Corp.	2,865
414	People’s United Financial, Inc.	6,384
58	PNC Financial Services Group, Inc. (The)	8,616
114	Regions Financial Corp.	1,775
88	TCF Financial Corp.	3,721
95	Truist Financial Corp.	4,899
150	Trustmark Corp.	4,797
219	Wells Fargo & Co.	10,280
40	Wintrust Financial Corp.	2,531
79	Zions Bancorp N.A.	3,594

		124,000

	Beverages — 0.9%
61	Brown-Forman Corp., Class B	4,126
270	Coca-Cola Co. (The)	15,768
45	Constellation Brands, Inc., Class A	8,474
324	Monster Beverage Corp.(a)	21,578
	Beverages — continued
34	PepsiCo, Inc.	$4,829

		54,775

	Biotechnology — 0.9%
47	AbbVie, Inc.	3,808
54	Amgen, Inc.	11,666
8	Biogen, Inc.(a)	2,151
82	BioMarin Pharmaceutical, Inc.(a)	6,847
79	Gilead Sciences, Inc.	4,993
16	Ligand Pharmaceuticals, Inc.(a)	1,405
70	Regeneron Pharmaceuticals, Inc.(a)	23,656
4	Vertex Pharmaceuticals, Inc.(a)	908

		55,434

	Building Products — 0.2%
165	Johnson Controls International PLC	6,509
16	Lennox International, Inc.	3,728

		10,237

	Capital Markets — 2.3%
2	Affiliated Managers Group, Inc.	160
8	Ameriprise Financial, Inc.	1,323
312	Bank of New York Mellon Corp. (The)	13,971
12	BlackRock, Inc.	6,328
312	Charles Schwab Corp. (The)	14,211
17	CME Group, Inc.	3,691
42	FactSet Research Systems, Inc.	12,017
67	Franklin Resources, Inc.	1,695
37	Goldman Sachs Group, Inc. (The)	8,797
40	Intercontinental Exchange, Inc.	3,990
23	Invesco Ltd.	398
78	Janus Henderson Group PLC	1,971
76	Legg Mason, Inc.	2,975
54	Moody’s Corp.	13,867
44	MSCI, Inc.	12,575
43	Northern Trust Corp.	4,206
34	S&P Global, Inc.	9,987
177	SEI Investments Co.	11,551
229	State Street Corp.	17,319

		141,032

	Chemicals — 0.4%
21	DuPont de Nemours, Inc.	1,075
37	Ecolab, Inc.	7,256
42	HB Fuller Co.	1,941
30	Innospec, Inc.	3,022
8	International Flavors & Fragrances, Inc.	1,049
36	Linde PLC	7,312
36	Minerals Technologies, Inc.	1,949
20	Stepan Co.	1,973

		25,577

	Commercial Services & Supplies — 0.2%
36	Healthcare Services Group, Inc.	922
22	MSA Safety, Inc.	2,983
31	Tetra Tech, Inc.	2,653
30	Waste Management, Inc.	3,651

		10,209

	Communications Equipment — 0.4%
51	Ciena Corp.(a)	2,074
361	Cisco Systems, Inc.	16,595
5	F5 Networks, Inc.(a)	611
27	InterDigital, Inc.	1,492
28	Lumentum Holdings, Inc.(a)	2,121

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — continued
12	Motorola Solutions, Inc.	$2,124

		25,017

	Construction & Engineering — 0.1%
98	AECOM(a)	4,726
120	Fluor Corp.	2,147

		6,873

	Consumer Finance — 0.3%
28	American Express Co.	3,636
163	Capital One Financial Corp.	16,267
73	Navient Corp.	1,050

		20,953

	Containers & Packaging — 0.1%
62	Ball Corp.	4,475
36	International Paper Co.	1,466
169	O-I Glass, Inc.	2,133

		8,074

	Distributors — 0.1%
29	Genuine Parts Co.	2,714
15	POOL CORP.	3,289

		6,003

	Diversified Consumer Services — 0.1%
64	Service Corp. International	3,069

	Diversified Telecommunication Services — 0.1%
115	AT&T, Inc.	4,327
62	Verizon Communications, Inc.	3,685

		8,012

	Electric Utilities — 0.3%
87	American Electric Power Co., Inc.	9,067
11	Edison International	842
23	Eversource Energy	2,126
17	FirstEnergy Corp.	864
28	IDACORP, Inc.	3,141
30	PPL Corp.	1,086

		17,126

	Electrical Equipment — 0.1%
12	Acuity Brands, Inc.	1,414
40	Eaton Corp. PLC	3,779
20	Hubbell, Inc.	2,865

		8,058

	Electronic Equipment, Instruments & Components — 0.5%
54	Avnet, Inc.	1,970
26	Belden, Inc.	1,281
55	Cognex Corp.	2,803
13	Coherent, Inc.(a)	1,839
24	Corning, Inc.	641
12	Littelfuse, Inc.	2,123
10	Rogers Corp.(a)	1,178
121	TE Connectivity Ltd.	11,154
66	Trimble, Inc.(a)	2,806
98	Vishay Intertechnology, Inc.	1,988

		27,783

	Energy Equipment & Services — 0.2%
31	Apergy Corp.(a)	802
36	Baker Hughes Co.	780
17	Core Laboratories NV	597
54	National Oilwell Varco, Inc.	1,113
54	Oceaneering International, Inc.(a)	670
	Energy Equipment & Services — continued
48	Oil States International, Inc.(a)	$517
286	Schlumberger Ltd.	9,584
37	TechnipFMC PLC	611

		14,674

	Entertainment — 0.7%
26	Activision Blizzard, Inc.	1,520
52	Cinemark Holdings, Inc.	1,639
14	Electronic Arts, Inc.(a)	1,511
53	Netflix, Inc.(a)	18,290
18	Take-Two Interactive Software, Inc.(a)	2,243
115	Walt Disney Co. (The)	15,906

		41,109

	Food & Staples Retailing — 0.2%
68	Kroger Co. (The)	1,826
176	SpartanNash Co.	2,144
19	Sysco Corp.	1,561
73	Walgreens Boots Alliance, Inc.	3,712

		9,243

	Food Products — 0.4%
52	Campbell Soup Co.	2,516
519	Danone S.A., Sponsored ADR	8,278
38	General Mills, Inc.	1,985
53	Hain Celestial Group, Inc. (The)(a)	1,283
5	Hershey Co. (The)	776
30	Hormel Foods Corp.	1,418
28	Ingredion, Inc.	2,464
10	J.M. Smucker Co. (The)	1,036
43	Kellogg Co.	2,933
5	McCormick & Co., Inc.	817
14	Mondelez International, Inc., Class A	803

		24,309

	Gas Utilities — 0.2%
58	New Jersey Resources Corp.	2,397
32	ONE Gas, Inc.	3,024
71	South Jersey Industries, Inc.	2,187
70	UGI Corp.	2,911

		10,519

	Health Care Equipment & Supplies — 0.4%
3	Becton Dickinson & Co.	825
17	Boston Scientific Corp.(a)	712
3	Cooper Cos., Inc. (The)	1,041
12	Danaher Corp.	1,930
10	DENTSPLY SIRONA, Inc.	560
3	Edwards Lifesciences Corp.(a)	660
34	Globus Medical, Inc., Class A(a)	1,777
17	Haemonetics Corp.(a)	1,826
28	Hill-Rom Holdings, Inc.	2,982
19	Hologic, Inc.(a)	1,017
2	Intuitive Surgical, Inc.(a)	1,119
99	Meridian Bioscience, Inc.	974
21	Merit Medical Systems, Inc.(a)	765
4	STERIS PLC	603
3	Stryker Corp.	632
31	Varian Medical Systems, Inc.(a)	4,358
21	West Pharmaceutical Services, Inc.	3,275

		25,056

	Health Care Providers & Services — 1.1%
29	Acadia Healthcare Co., Inc.(a)	932
10	Amedisys, Inc.(a)	1,765
6	Anthem, Inc.	1,592

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
21	BioTelemetry, Inc.(a)	$1,027
65	Centene Corp.(a)	4,083
7	Chemed Corp.	3,269
9	Cigna Corp.	1,731
171	CVS Health Corp.	11,597
14	DaVita, Inc.(a)	1,118
27	Encompass Health Corp.	2,080
80	HCA Healthcare, Inc.	11,104
23	Henry Schein, Inc.(a)	1,586
32	Humana, Inc.	10,760
16	Laboratory Corp. of America Holdings(a)	2,806
113	MEDNAX, Inc.(a)	2,607
48	Patterson Cos., Inc.	1,056
25	Quest Diagnostics, Inc.	2,767
23	UnitedHealth Group, Inc.	6,266

		68,146

	Health Care Technology — 0.2%
104	Allscripts Healthcare Solutions, Inc.(a)	893
163	Cerner Corp.	11,708
60	HMS Holdings Corp.(a)	1,639

		14,240

	Hotels, Restaurants & Leisure — 1.0%
9	Domino’s Pizza, Inc.	2,536
29	Dunkin’ Brands Group, Inc.	2,265
76	Hilton Worldwide Holdings, Inc.	8,193
20	Jack in the Box, Inc.	1,635
19	Marriott Vacations Worldwide Corp.	2,284
6	McDonald’s Corp.	1,284
357	MGM Resorts International	11,088
7	Royal Caribbean Cruises Ltd.	820
132	Starbucks Corp.	11,197
109	Wendy’s Co. (The)	2,362
309	Yum China Holdings, Inc.	13,309
61	Yum! Brands, Inc.	6,452

		63,425

	Household Durables — 0.1%
87	KB Home	3,267
65	Meritage Homes Corp.(a)	4,612

		7,879

	Household Products — 0.5%
131	Colgate-Palmolive Co.	9,665
161	Procter & Gamble Co. (The)	20,064

		29,729

	Independent Power & Renewable Electricity Producers — 0.2%
51	AES Corp. (The)	1,013
97	Ormat Technologies, Inc.	7,688
228	Pattern Energy Group, Inc., Class A	6,136

		14,837

	Industrial Conglomerates — 0.2%
1,047	General Electric Co.	13,035
6	Honeywell International, Inc.	1,039

		14,074

	Insurance — 0.7%
17	Aflac, Inc.	877
34	Allstate Corp. (The)	4,030
218	American International Group, Inc.	10,957
14	Brighthouse Financial, Inc.(a)	545
47	Chubb Ltd.	7,143
50	First American Financial Corp.	3,099
	Insurance — continued
19	Hanover Insurance Group, Inc. (The)	$2,633
30	Hartford Financial Services Group, Inc. (The)	1,778
29	Lincoln National Corp.	1,580
21	Marsh & McLennan Cos., Inc.	2,349
61	Prudential Financial, Inc.	5,555
21	Travelers Cos., Inc. (The)	2,764

		43,310

	Interactive Media & Services — 1.4%
12	Alphabet, Inc., Class A(a)	17,193
25	Alphabet, Inc., Class C(a)	35,856
179	Facebook, Inc., Class A(a)	36,142

		89,191

	Internet & Direct Marketing Retail — 1.3%
131	Alibaba Group Holding Ltd., Sponsored ADR(a)	27,063
15	Amazon.com, Inc.(a)	30,131
8	Booking Holdings, Inc.(a)	14,644
278	eBay, Inc.	9,330
36	Etsy, Inc.(a)	1,757

		82,925

	IT Services — 1.6%
74	Automatic Data Processing, Inc.	12,683
52	Cognizant Technology Solutions Corp., Class A	3,192
246	DXC Technology Co.	7,842
10	Fiserv, Inc.(a)	1,186
49	Gartner, Inc.(a)	7,878
17	International Business Machines Corp.	2,443
39	MasterCard, Inc., Class A	12,322
19	Paychex, Inc.	1,630
22	PayPal Holdings, Inc.(a)	2,506
149	Sabre Corp.	3,209
7	VeriSign, Inc.(a)	1,457
200	Visa, Inc., Class A	39,794
15	WEX, Inc.(a)	3,254

		99,396

	Leisure Products — 0.0%
75	Callaway Golf Co.	1,607

	Life Sciences Tools & Services — 0.2%
16	Agilent Technologies, Inc.	1,321
1	Illumina, Inc.(a)	290
9	IQVIA Holdings, Inc.(a)	1,397
27	Repligen Corp.(a)	2,711
12	Thermo Fisher Scientific, Inc.	3,758
3	Waters Corp.(a)	671

		10,148

	Machinery — 1.1%
36	AGCO Corp.	2,525
338	Briggs & Stratton Corp.	1,240
85	Caterpillar, Inc.	11,165
51	Cummins, Inc.	8,158
81	Deere & Co.	12,845
42	Flowserve Corp.	1,961
48	ITT, Inc.	3,220
62	Kennametal, Inc.	1,940
38	Oshkosh Corp.	3,270
73	Parker-Hannifin Corp.	14,285
10	Proto Labs, Inc.(a)	1,035
54	Terex Corp.	1,369
42	Toro Co. (The)	3,361
12	Xylem, Inc.	980

		67,354

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Media — 0.6%
3	Cable One, Inc.	$5,112
26	Charter Communications, Inc., Class A(a)	13,454
249	Comcast Corp., Class A	10,754
16	Discovery, Inc., Series C(a)	444
41	Fox Corp., Class A	1,520
55	Interpublic Group of Cos., Inc. (The)	1,249
59	New York Times Co. (The), Class A	1,889
38	Omnicom Group, Inc.	2,862
44	ViacomCBS, Inc., Class B	1,502

		38,786

	Metals & Mining — 0.2%
98	Commercial Metals Co.	2,014
114	Newmont Corp.	5,137
8	Nucor Corp.	380
37	Reliance Steel & Aluminum Co.	4,247
24	Royal Gold, Inc.	2,768

		14,546

	Multi-Utilities — 0.2%
51	Consolidated Edison, Inc.	4,794
21	DTE Energy Co.	2,785
14	Sempra Energy	2,249
14	WEC Energy Group, Inc.	1,398

		11,226

	Multiline Retail — 0.1%
6	Macy’s, Inc.	96
37	Target Corp.	4,097

		4,193

	Oil, Gas & Consumable Fuels — 0.7%
343	Apache Corp.	9,412
73	Concho Resources, Inc.	5,532
501	Denbury Resources, Inc.(a)	493
64	Devon Energy Corp.	1,390
56	Diamondback Energy, Inc.	4,166
71	EOG Resources, Inc.	5,177
85	EQT Corp.	514
68	Green Plains, Inc.	848
160	Marathon Oil Corp.	1,819
104	Noble Energy, Inc.	2,056
55	ONEOK, Inc.	4,118
565	Southwestern Energy Co.(a)	887
28	Valero Energy Corp.	2,361
46	World Fuel Services Corp.	1,800

		40,573

	Paper & Forest Products — 0.1%
41	Domtar Corp.	1,428
72	Louisiana-Pacific Corp.	2,209

		3,637

	Personal Products — 0.0%
6	Estee Lauder Cos., Inc. (The), Class A	1,171

	Pharmaceuticals — 0.9%
3	Allergan PLC	560
39	Bristol-Myers Squibb Co.	2,455
47	Catalent, Inc.(a)	2,872
25	Eli Lilly & Co.	3,491
94	Merck & Co., Inc.	8,031
87	Novartis AG, Sponsored ADR	8,222
206	Novo Nordisk AS, Sponsored ADR	12,531
13	Perrigo Co. PLC	741
137	Pfizer, Inc.	5,102
	Pharmaceuticals — continued
322	Roche Holding AG, Sponsored ADR	$13,460

		57,465

	Professional Services — 0.1%
39	Exponent, Inc.	2,838
14	Insperity, Inc.	1,223
44	Korn Ferry	1,803
23	ManpowerGroup, Inc.	2,104
21	Nielsen Holdings PLC	429

		8,397

	Real Estate Management & Development — 0.1%
26	CBRE Group, Inc., Class A(a)	1,587
20	Jones Lang LaSalle, Inc.	3,397

		4,984

	REITs – Apartments — 0.2%
71	American Campus Communities, Inc.	3,257
6	AvalonBay Communities, Inc.	1,300
47	Camden Property Trust	5,284
27	Equity Residential	2,243
7	Essex Property Trust, Inc.	2,168
2	Mid-America Apartment Communities, Inc.	275

		14,527

	REITs – Diversified — 0.1%
10	Crown Castle International Corp.	1,498
8	Digital Realty Trust, Inc.	984
3	Equinix, Inc.	1,769
69	Weyerhaeuser Co.	1,998

		6,249

	REITs – Health Care — 0.1%
25	Ventas, Inc.	1,447
75	Welltower, Inc.	6,368

		7,815

	REITs – Hotels — 0.0%
80	Host Hotels & Resorts, Inc.	1,307

	REITs – Office Property — 0.3%
11	Boston Properties, Inc.	1,577
107	Corporate Office Properties Trust	3,185
121	Douglas Emmett, Inc.	5,022
161	Easterly Government Properties, Inc.	3,898
53	Kilroy Realty Corp.	4,376

		18,058

	REITs – Regional Malls — 0.0%
10	Simon Property Group, Inc.	1,332

	REITs – Storage — 0.0%
16	Iron Mountain, Inc.	506
4	Public Storage	895

		1,401

	REITs – Warehouse/Industrials — 0.1%
34	CyrusOne, Inc.	2,069
88	Liberty Property Trust	5,513

		7,582

	Road & Rail — 0.3%
11	Kansas City Southern	1,856
34	Norfolk Southern Corp.	7,079
35	Ryder System, Inc.	1,670
34	Union Pacific Corp.	6,100

		16,705

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 1.2%
12	Advanced Micro Devices, Inc.(a)	$564
40	Applied Materials, Inc.	2,320
22	Cabot Microelectronics Corp.	3,201
40	Cirrus Logic, Inc.(a)	3,072
29	Cree, Inc.(a)	1,348
104	First Solar, Inc.(a)	5,156
227	Intel Corp.	14,512
69	NVIDIA Corp.	16,314
144	QUALCOMM, Inc.	12,285
31	Silicon Laboratories, Inc.(a)	3,048
73	Texas Instruments, Inc.	8,807

		70,627

	Software — 1.5%
11	Adobe, Inc.(a)	3,863
124	Autodesk, Inc.(a)	24,409
24	Blackbaud, Inc.	1,880
33	Bottomline Technologies, Inc.(a)	1,769
8	Citrix Systems, Inc.	970
11	Fair Isaac Corp.(a)	4,426
18	LogMeIn, Inc.	1,547
139	Microsoft Corp.	23,662
24	NortonLifeLock, Inc.	682
425	Oracle Corp.	22,291
29	PTC, Inc.(a)	2,410
21	Qualys, Inc.(a)	1,801
13	salesforce.com, Inc.(a)	2,370

		92,080

	Specialty Retail — 0.4%
24	Aaron’s, Inc.	1,425
67	American Eagle Outfitters, Inc.	965
26	Asbury Automotive Group, Inc.(a)	2,508
8	Best Buy Co., Inc.	677
13	Five Below, Inc.(a)	1,472
40	Home Depot, Inc. (The)	9,124
19	Lithia Motors, Inc., Class A	2,577
24	Lowe’s Cos., Inc.	2,790
23	Monro, Inc.	1,442
6	Tiffany & Co.	804
26	TJX Cos., Inc. (The)	1,535
26	Williams-Sonoma, Inc.	1,822

		27,141

	Technology Hardware, Storage & Peripherals — 0.5%
58	Apple, Inc.	17,952
271	Hewlett Packard Enterprise Co.	3,775
163	HP, Inc.	3,475
68	NCR Corp.(a)	2,293
23	NetApp, Inc.	1,228
13	Seagate Technology PLC	741
13	Western Digital Corp.	851
30	Xerox Holdings Corp.	1,067

		31,382

	Textiles, Apparel & Luxury Goods — 0.4%
17	Deckers Outdoor Corp.(a)	3,246
11	Hanesbrands, Inc.	151
32	NIKE, Inc., Class B	3,082
2	PVH Corp.	174
21	Tapestry, Inc.	541
623	Under Armour, Inc., Class A(a)	12,572
62	Wolverine World Wide, Inc.	1,957

		21,723

	Thrifts & Mortgage Finance — 0.1%
234	New York Community Bancorp, Inc.	$2,588

	Trading Companies & Distributors — 0.2%
110	Fastenal Co.	3,837
20	GATX Corp.	1,522
12	W.W. Grainger, Inc.	3,632

		8,991

	Water Utilities — 0.2%
56	American Water Works Co., Inc.	7,627
66	Essential Utilities, Inc.	3,428

		11,055

	Wireless Telecommunication Services — 0.0%
44	Shenandoah Telecommunications Co.	1,775

	Total Common Stocks (Identified Cost $1,782,897)	1,884,966

Principal Amount
Bonds and Notes — 19.0%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$10,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	10,159

	Automotive — 0.3%
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,726
10,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	10,187

		20,913

	Banking — 3.1%
10,000	American Express Co., 3.700%, 8/03/2023	10,627
10,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	10,239
10,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	10,047
10,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	10,735
11,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	11,503
10,000	Capital One Financial Corp., 3.300%, 10/30/2024	10,549
11,000	Citigroup, Inc., 4.600%, 3/09/2026	12,330
6,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	6,260
6,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	6,085
10,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	10,766
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,306
10,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	10,502
10,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	10,772
11,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	11,345
8,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	8,003
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	6,182
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,216
8,000	Santander UK PLC, 2.375%, 3/16/2020	8,006
12,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	12,553
10,000	Westpac Banking Corp., 2.750%, 1/11/2023	10,291

		190,317

	Cable Satellite — 0.2%
10,000	Comcast Corp., 3.000%, 2/01/2024	10,485

	Construction Machinery — 0.1%
10,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	10,190

	Consumer Cyclical Services — 0.3%
6,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,037
10,000	eBay, Inc., 3.800%, 3/09/2022	10,362

		17,399

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.3%
$10,000	Duke Energy Corp., 3.750%, 4/15/2024	$10,707
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,563

		20,270

	Financial Other — 0.2%
10,000	ORIX Corp., 2.900%, 7/18/2022	10,215

	Food & Beverage — 0.2%
10,000	General Mills, Inc., 4.000%, 4/17/2025	10,937

	Government Owned – No Guarantee — 0.4%
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	23,516

	Health Insurance — 0.4%
11,000	Anthem, Inc., 4.101%, 3/01/2028	12,161
9,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	12,228

		24,389

	Healthcare — 0.5%
11,000	CVS Health Corp., 4.300%, 3/25/2028	12,189
5,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	5,080
10,000	McKesson Corp., 3.950%, 2/16/2028	10,895
5,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	5,177

		33,341

	Independent Energy — 0.2%
12,000	EQT Corp., 3.000%, 10/01/2022	11,558

	Integrated Energy — 0.5%
10,000	BP Capital Markets PLC, 3.814%, 2/10/2024	10,742
8,000	Chevron Corp., 1.961%, 3/03/2020	8,001
7,000	Shell International Finance BV, 6.375%, 12/15/2038	10,531

		29,274

	Life Insurance — 0.3%
11,000	American International Group, Inc., 4.125%, 2/15/2024	11,921
5,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	5,065

		16,986

	Midstream — 0.4%
11,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	11,676
11,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	11,785

		23,461

	Mortgage Related — 4.3%
111,102	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	113,843
108,557	FNMA, 3.500%, with various maturities in 2049(c)	111,997
22,798	FNMA, 4.000%, with various maturities in 2049(c)	23,811
16,765	FNMA, 4.500%, with various maturities in 2049(c)	17,734

		267,385

	Oil Field Services — 0.2%
11,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	11,291

	Pharmaceuticals — 0.4%
12,000	AbbVie, Inc., 3.600%, 5/14/2025	12,826
10,000	Amgen, Inc., 2.650%, 5/11/2022	10,178

		23,004

	Railroads — 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	10,374

	REITs – Office Property — 0.1%
6,000	Boston Properties LP, 2.750%, 10/01/2026	6,199

	Restaurants — 0.2%
10,000	Starbucks Corp., 3.800%, 8/15/2025	10,944

	Technology — 1.1%
10,000	Apple, Inc., 2.500%, 2/09/2025	$10,361
5,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	5,231
11,000	HP, Inc., 4.650%, 12/09/2021	11,542
11,000	International Business Machines Corp., 4.000%, 6/20/2042	12,755
10,000	Oracle Corp., 2.950%, 5/15/2025	10,562
10,000	QUALCOMM, Inc., 3.450%, 5/20/2025	10,738
10,000	VMware, Inc., 2.950%, 8/21/2022	10,233

		71,422

	Treasuries — 4.3%
10,000	U.S. Treasury Bond, 2.500%, 5/15/2046	10,962
23,000	U.S. Treasury Bond, 2.875%, 11/15/2046	27,073
38,000	U.S. Treasury Bond, 3.000%, 5/15/2045	45,322
10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	12,103
20,000	U.S. Treasury Bond, 3.000%, 2/15/2049	24,356
8,000	U.S. Treasury Bond, 4.250%, 11/15/2040	11,238
7,000	U.S. Treasury Bond, 4.375%, 5/15/2041	10,016
9,000	U.S. Treasury Bond, 4.500%, 2/15/2036	12,519
31,000	U.S. Treasury Bond, 5.250%, 2/15/2029	40,840
16,000	U.S. Treasury Note, 1.125%, 9/30/2021	15,932
3,000	U.S. Treasury Note, 1.625%, 8/31/2022	3,023
8,000	U.S. Treasury Note, 2.000%, 11/15/2026	8,295
20,000	U.S. Treasury Note, 2.125%, 12/31/2022	20,464
3,000	U.S. Treasury Note, 2.250%, 11/15/2025	3,144
11,000	U.S. Treasury Note, 2.250%, 11/15/2027	11,642
10,000	U.S. Treasury Note, 2.625%, 2/15/2029	10,948

		267,877

	Wireless — 0.2%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	13,524

	Wirelines — 0.5%
11,000	AT&T, Inc., 3.400%, 5/15/2025	11,672
11,000	AT&T, Inc., 3.875%, 1/15/2026	11,946
9,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.010%, 5/15/2025(d)	9,264

		32,882

	Total Bonds and Notes (Identified Cost $1,134,405)	1,178,312

Shares
Exchange-Traded Funds — 5.8%
4,073	iShares® ESG MSCI EAFE ETF	272,321
2,609	iShares® ESG MSCI Emerging Markets ETF	88,575

	Total Exchange-Traded Funds (Identified Cost $338,386)	360,896

Affiliated Mutual Funds — 43.0%
75,096	Loomis Sayles Inflation Protected Securities Fund, Class N	814,794
62,735	Loomis Sayles Limited Term Government and Agency Fund, Class N	715,181
64,360	Mirova Global Green Bond Fund, Class N	684,150
36,572	Mirova International Sustainable Equity Fund, Class N	448,734

	Total Affiliated Mutual Funds (Identified Cost $2,569,645)	2,662,859

	Total Investments — 98.3% (Identified Cost $5,825,333)	6,087,033
	Other assets less liabilities — 1.7%	104,118

	Net Assets — 100.0%	$6,191,151

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2015 Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of January 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of January 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2020

Fixed Income	54.8%
Equity	43.5

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 34.3% of Net Assets
	Aerospace & Defense — 0.2%
17	Axon Enterprise, Inc.(a)	$1,306
27	Moog, Inc., Class A	2,419
3	Raytheon Co.	663
13	Teledyne Technologies, Inc.(a)	4,746
29	United Technologies Corp.	4,356

		13,490

	Air Freight & Logistics — 0.4%
235	Expeditors International of Washington, Inc.	17,164
34	FedEx Corp.	4,918
39	United Parcel Service, Inc., Class B	4,037

		26,119

	Airlines — 0.1%
245	American Airlines Group, Inc.	6,576
12	Delta Air Lines, Inc.	669

		7,245

	Auto Components — 0.2%
105	American Axle & Manufacturing Holdings, Inc.(a)	970
74	Aptiv PLC	6,274
14	BorgWarner, Inc.	480
111	Delphi Technologies PLC(a)	1,703
119	Goodyear Tire & Rubber Co. (The)	1,563
25	Visteon Corp.(a)	1,995

		12,985

	Automobiles — 0.3%
710	Fiat Chrysler Automobiles NV	9,244
281	General Motors Co.	9,383
26	Thor Industries, Inc.	2,093

		20,720

	Banks — 2.3%
71	Ameris Bancorp	2,853
123	BancorpSouth Bank	3,514
602	Bank of America Corp.	19,764
280	Cadence BanCorp	4,376
275	Citigroup, Inc.	20,463
161	Citizens Financial Group, Inc.	6,002
94	Columbia Banking System, Inc.	3,638
8	Comerica, Inc.	489
62	Cullen/Frost Bankers, Inc.	5,528
225	Fulton Financial Corp.	3,706
187	Huntington Bancshares, Inc.	2,538
114	International Bancshares Corp.	4,492
283	KeyCorp	5,295
16	M&T Bank Corp.	2,696
429	People’s United Financial, Inc.	6,615
55	PNC Financial Services Group, Inc. (The)	8,170
115	Regions Financial Corp.	1,791
102	TCF Financial Corp.	4,313
92	Truist Financial Corp.	4,744
177	Trustmark Corp.	5,660
237	Wells Fargo & Co.	11,125
47	Wintrust Financial Corp.	2,974
91	Zions Bancorp N.A.	4,140

		134,886

	Beverages — 1.0%
70	Brown-Forman Corp., Class B	4,735
281	Coca-Cola Co. (The)	16,410
49	Constellation Brands, Inc., Class A	9,227
372	Monster Beverage Corp.(a)	24,775
	Beverages — continued
33	PepsiCo, Inc.	$4,687

		59,834

	Biotechnology — 1.0%
46	AbbVie, Inc.	3,727
58	Amgen, Inc.	12,531
8	Biogen, Inc.(a)	2,151
94	BioMarin Pharmaceutical, Inc.(a)	7,849
76	Gilead Sciences, Inc.	4,803
16	Ligand Pharmaceuticals, Inc.(a)	1,405
80	Regeneron Pharmaceuticals, Inc.(a)	27,035
4	Vertex Pharmaceuticals, Inc.(a)	908

		60,409

	Building Products — 0.2%
160	Johnson Controls International PLC	6,312
18	Lennox International, Inc.	4,194

		10,506

	Capital Markets — 2.5%
3	Affiliated Managers Group, Inc.	240
9	Ameriprise Financial, Inc.	1,489
325	Bank of New York Mellon Corp. (The)	14,553
11	BlackRock, Inc.	5,801
341	Charles Schwab Corp. (The)	15,533
16	CME Group, Inc.	3,474
46	FactSet Research Systems, Inc.	13,161
63	Franklin Resources, Inc.	1,594
40	Goldman Sachs Group, Inc. (The)	9,510
40	Intercontinental Exchange, Inc.	3,990
45	Invesco Ltd.	779
90	Janus Henderson Group PLC	2,274
90	Legg Mason, Inc.	3,523
60	Moody’s Corp.	15,407
48	MSCI, Inc.	13,718
42	Northern Trust Corp.	4,108
37	S&P Global, Inc.	10,868
203	SEI Investments Co.	13,248
242	State Street Corp.	18,302

		151,572

	Chemicals — 0.5%
23	DuPont de Nemours, Inc.	1,177
42	Ecolab, Inc.	8,237
49	HB Fuller Co.	2,264
34	Innospec, Inc.	3,425
10	International Flavors & Fragrances, Inc.	1,311
35	Linde PLC	7,109
43	Minerals Technologies, Inc.	2,328
24	Stepan Co.	2,368

		28,219

	Commercial Services & Supplies — 0.2%
40	Healthcare Services Group, Inc.	1,024
25	MSA Safety, Inc.	3,390
36	Tetra Tech, Inc.	3,082
35	Waste Management, Inc.	4,259

		11,755

	Communications Equipment — 0.5%
60	Ciena Corp.(a)	2,440
416	Cisco Systems, Inc.	19,124
4	F5 Networks, Inc.(a)	489
33	InterDigital, Inc.	1,823
34	Lumentum Holdings, Inc.(a)	2,576
14	Motorola Solutions, Inc.	2,478

		28,930

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — 0.1%
115	AECOM(a)	$5,546
139	Fluor Corp.	2,487

		8,033

	Consumer Finance — 0.4%
27	American Express Co.	3,506
175	Capital One Financial Corp.	17,465
84	Navient Corp.	1,208

		22,179

	Containers & Packaging — 0.1%
62	Ball Corp.	4,475
36	International Paper Co.	1,466
176	O-I Glass, Inc.	2,221

		8,162

	Distributors — 0.1%
26	Genuine Parts Co.	2,433
17	POOL CORP.	3,728

		6,161

	Diversified Consumer Services — 0.1%
73	Service Corp. International	3,500

	Diversified Telecommunication Services — 0.2%
133	AT&T, Inc.	5,004
71	Verizon Communications, Inc.	4,220

		9,224

	Electric Utilities — 0.3%
84	American Electric Power Co., Inc.	8,755
13	Edison International	995
21	Eversource Energy	1,941
18	FirstEnergy Corp.	914
34	IDACORP, Inc.	3,815
33	PPL Corp.	1,194

		17,614

	Electrical Equipment — 0.1%
12	Acuity Brands, Inc.	1,415
40	Eaton Corp. PLC	3,779
23	Hubbell, Inc.	3,294

		8,488

	Electronic Equipment, Instruments & Components — 0.5%
62	Avnet, Inc.	2,262
25	Belden, Inc.	1,232
64	Cognex Corp.	3,262
14	Coherent, Inc.(a)	1,980
27	Corning, Inc.	721
13	Littelfuse, Inc.	2,300
11	Rogers Corp.(a)	1,295
131	TE Connectivity Ltd.	12,076
75	Trimble, Inc.(a)	3,189
114	Vishay Intertechnology, Inc.	2,313

		30,630

	Energy Equipment & Services — 0.3%
36	Apergy Corp.(a)	931
41	Baker Hughes Co.	888
19	Core Laboratories NV	668
61	National Oilwell Varco, Inc.	1,257
60	Oceaneering International, Inc.(a)	745
53	Oil States International, Inc.(a)	571
311	Schlumberger Ltd.	10,422
42	TechnipFMC PLC	693

		16,175

	Entertainment — 0.7%
26	Activision Blizzard, Inc.	1,521
56	Cinemark Holdings, Inc.	1,765
17	Electronic Arts, Inc.(a)	1,835
59	Netflix, Inc.(a)	20,360
21	Take-Two Interactive Software, Inc.(a)	2,617
120	Walt Disney Co. (The)	16,597

		44,695

	Food & Staples Retailing — 0.2%
65	Kroger Co. (The)	1,746
204	SpartanNash Co.	2,485
22	Sysco Corp.	1,807
73	Walgreens Boots Alliance, Inc.	3,712

		9,750

	Food Products — 0.4%
47	Campbell Soup Co.	2,274
563	Danone S.A., Sponsored ADR	8,980
35	General Mills, Inc.	1,828
60	Hain Celestial Group, Inc. (The)(a)	1,453
5	Hershey Co. (The)	776
32	Hormel Foods Corp.	1,512
34	Ingredion, Inc.	2,992
11	J.M. Smucker Co. (The)	1,140
44	Kellogg Co.	3,001
4	McCormick & Co., Inc.	653
16	Mondelez International, Inc., Class A	918

		25,527

	Gas Utilities — 0.2%
68	New Jersey Resources Corp.	2,810
37	ONE Gas, Inc.	3,496
76	South Jersey Industries, Inc.	2,341
81	UGI Corp.	3,369

		12,016

	Health Care Equipment & Supplies — 0.5%
3	Becton Dickinson & Co.	825
19	Boston Scientific Corp.(a)	795
3	Cooper Cos., Inc. (The)	1,041
14	Danaher Corp.	2,252
12	DENTSPLY SIRONA, Inc.	672
3	Edwards Lifesciences Corp.(a)	660
33	Globus Medical, Inc., Class A(a)	1,725
17	Haemonetics Corp.(a)	1,826
34	Hill-Rom Holdings, Inc.	3,621
21	Hologic, Inc.(a)	1,124
2	Intuitive Surgical, Inc.(a)	1,120
110	Meridian Bioscience, Inc.	1,082
24	Merit Medical Systems, Inc.(a)	874
3	STERIS PLC	452
3	Stryker Corp.	632
35	Varian Medical Systems, Inc.(a)	4,920
24	West Pharmaceutical Services, Inc.	3,743

		27,364

	Health Care Providers & Services — 1.2%
34	Acadia Healthcare Co., Inc.(a)	1,093
11	Amedisys, Inc.(a)	1,941
6	Anthem, Inc.	1,592
24	BioTelemetry, Inc.(a)	1,174
67	Centene Corp.(a)	4,208
8	Chemed Corp.	3,736
11	Cigna Corp.	2,116
187	CVS Health Corp.	12,682

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
12	DaVita, Inc.(a)	$959
30	Encompass Health Corp.	2,311
83	HCA Healthcare, Inc.	11,520
23	Henry Schein, Inc.(a)	1,586
34	Humana, Inc.	11,432
15	Laboratory Corp. of America Holdings(a)	2,631
131	MEDNAX, Inc.(a)	3,022
54	Patterson Cos., Inc.	1,189
23	Quest Diagnostics, Inc.	2,545
27	UnitedHealth Group, Inc.	7,356

		73,093

	Health Care Technology — 0.3%
117	Allscripts Healthcare Solutions, Inc.(a)	1,004
182	Cerner Corp.	13,073
62	HMS Holdings Corp.(a)	1,694

		15,771

	Hotels, Restaurants & Leisure — 1.2%
10	Domino’s Pizza, Inc.	2,818
35	Dunkin’ Brands Group, Inc.	2,733
82	Hilton Worldwide Holdings, Inc.	8,840
21	Jack in the Box, Inc.	1,717
22	Marriott Vacations Worldwide Corp.	2,645
7	McDonald’s Corp.	1,498
392	MGM Resorts International	12,176
6	Royal Caribbean Cruises Ltd.	702
145	Starbucks Corp.	12,300
127	Wendy’s Co. (The)	2,752
350	Yum China Holdings, Inc.	15,074
70	Yum! Brands, Inc.	7,404

		70,659

	Household Durables — 0.2%
99	KB Home	3,717
74	Meritage Homes Corp.(a)	5,251

		8,968

	Household Products — 0.5%
143	Colgate-Palmolive Co.	10,551
173	Procter & Gamble Co. (The)	21,559

		32,110

	Independent Power & Renewable Electricity Producers — 0.3%
58	AES Corp. (The)	1,152
111	Ormat Technologies, Inc.	8,798
263	Pattern Energy Group, Inc., Class A	7,077

		17,027

	Industrial Conglomerates — 0.3%
1,156	General Electric Co.	14,392
5	Honeywell International, Inc.	866

		15,258

	Insurance — 0.7%
19	Aflac, Inc.	980
32	Allstate Corp. (The)	3,793
236	American International Group, Inc.	11,861
7	Brighthouse Financial, Inc.(a)	272
45	Chubb Ltd.	6,840
57	First American Financial Corp.	3,533
22	Hanover Insurance Group, Inc. (The)	3,049
35	Hartford Financial Services Group, Inc. (The)	2,075
33	Lincoln National Corp.	1,798
21	Marsh & McLennan Cos., Inc.	2,349
59	Prudential Financial, Inc.	5,372
	Insurance — continued
21	Travelers Cos., Inc. (The)	2,764

		44,686

	Interactive Media & Services — 1.6%
13	Alphabet, Inc., Class A(a)	18,626
27	Alphabet, Inc., Class C(a)	38,725
198	Facebook, Inc., Class A(a)	39,978

		97,329

	Internet & Direct Marketing Retail — 1.5%
146	Alibaba Group Holding Ltd., Sponsored ADR(a)	30,162
17	Amazon.com, Inc.(a)	34,148
8	Booking Holdings, Inc.(a)	14,644
308	eBay, Inc.	10,337
43	Etsy, Inc.(a)	2,099

		91,390

	IT Services — 1.8%
77	Automatic Data Processing, Inc.	13,197
51	Cognizant Technology Solutions Corp., Class A	3,131
267	DXC Technology Co.	8,512
12	Fiserv, Inc.(a)	1,423
53	Gartner, Inc.(a)	8,521
19	International Business Machines Corp.	2,731
44	MasterCard, Inc., Class A	13,901
17	Paychex, Inc.	1,458
25	PayPal Holdings, Inc.(a)	2,847
176	Sabre Corp.	3,791
6	VeriSign, Inc.(a)	1,249
225	Visa, Inc., Class A	44,768
16	WEX, Inc.(a)	3,471

		109,000

	Leisure Products — 0.0%
80	Callaway Golf Co.	1,714

	Life Sciences Tools & Services — 0.2%
14	Agilent Technologies, Inc.	1,156
2	Illumina, Inc.(a)	580
7	IQVIA Holdings, Inc.(a)	1,087
32	Repligen Corp.(a)	3,212
14	Thermo Fisher Scientific, Inc.	4,385
3	Waters Corp.(a)	671

		11,091

	Machinery — 1.2%
42	AGCO Corp.	2,946
352	Briggs & Stratton Corp.	1,292
88	Caterpillar, Inc.	11,559
56	Cummins, Inc.	8,958
86	Deere & Co.	13,638
38	Flowserve Corp.	1,774
55	ITT, Inc.	3,689
72	Kennametal, Inc.	2,253
44	Oshkosh Corp.	3,786
80	Parker-Hannifin Corp.	15,655
12	Proto Labs, Inc.(a)	1,242
52	Terex Corp.	1,318
49	Toro Co. (The)	3,921
14	Xylem, Inc.	1,143

		73,174

	Media — 0.7%
2	Cable One, Inc.	3,408
29	Charter Communications, Inc., Class A(a)	15,006
270	Comcast Corp., Class A	11,661

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
19	Discovery, Inc., Series C(a)	$528
48	Fox Corp., Class A	1,780
46	Interpublic Group of Cos., Inc. (The)	1,044
63	New York Times Co. (The), Class A	2,016
38	Omnicom Group, Inc.	2,862
51	ViacomCBS, Inc., Class B	1,741

		40,046

	Metals & Mining — 0.3%
104	Commercial Metals Co.	2,137
112	Newmont Corp.	5,047
9	Nucor Corp.	428
43	Reliance Steel & Aluminum Co.	4,936
28	Royal Gold, Inc.	3,229

		15,777

	Multi-Utilities — 0.2%
49	Consolidated Edison, Inc.	4,606
19	DTE Energy Co.	2,519
12	Sempra Energy	1,928
12	WEC Energy Group, Inc.	1,199

		10,252

	Multiline Retail — 0.1%
7	Macy’s, Inc.	112
41	Target Corp.	4,540

		4,652

	Oil, Gas & Consumable Fuels — 0.7%
373	Apache Corp.	10,235
80	Concho Resources, Inc.	6,062
559	Denbury Resources, Inc.(a)	551
69	Devon Energy Corp.	1,499
61	Diamondback Energy, Inc.	4,538
78	EOG Resources, Inc.	5,687
96	EQT Corp.	581
76	Green Plains, Inc.	948
149	Marathon Oil Corp.	1,694
105	Noble Energy, Inc.	2,076
51	ONEOK, Inc.	3,818
590	Southwestern Energy Co.(a)	926
25	Valero Energy Corp.	2,108
54	World Fuel Services Corp.	2,113

		42,836

	Paper & Forest Products — 0.1%
39	Domtar Corp.	1,358
75	Louisiana-Pacific Corp.	2,301

		3,659

	Personal Products — 0.0%
7	Estee Lauder Cos., Inc. (The), Class A	1,366

	Pharmaceuticals — 1.1%
2	Allergan PLC	373
45	Bristol-Myers Squibb Co.	2,833
55	Catalent, Inc.(a)	3,360
29	Eli Lilly & Co.	4,049
107	Merck & Co., Inc.	9,142
97	Novartis AG, Sponsored ADR	9,167
237	Novo Nordisk AS, Sponsored ADR	14,417
15	Perrigo Co. PLC	856
158	Pfizer, Inc.	5,884
377	Roche Holding AG, Sponsored ADR	15,759

		65,840

	Professional Services — 0.2%
45	Exponent, Inc.	3,275
16	Insperity, Inc.	1,398
43	Korn Ferry	1,762
28	ManpowerGroup, Inc.	2,562
24	Nielsen Holdings PLC	489

		9,486

	Real Estate Management & Development — 0.1%
30	CBRE Group, Inc., Class A(a)	1,831
23	Jones Lang LaSalle, Inc.	3,906

		5,737

	REITs – Apartments — 0.3%
82	American Campus Communities, Inc.	3,761
6	AvalonBay Communities, Inc.	1,300
53	Camden Property Trust	5,959
28	Equity Residential	2,326
8	Essex Property Trust, Inc.	2,478
3	Mid-America Apartment Communities, Inc.	412

		16,236

	REITs – Diversified — 0.1%
12	Crown Castle International Corp.	1,798
10	Digital Realty Trust, Inc.	1,230
3	Equinix, Inc.	1,769
79	Weyerhaeuser Co.	2,287

		7,084

	REITs – Health Care — 0.1%
25	Ventas, Inc.	1,447
85	Welltower, Inc.	7,217

		8,664

	REITs – Hotels — 0.0%
92	Host Hotels & Resorts, Inc.	1,503

	REITs – Office Property — 0.3%
12	Boston Properties, Inc.	1,720
121	Corporate Office Properties Trust	3,602
137	Douglas Emmett, Inc.	5,686
190	Easterly Government Properties, Inc.	4,600
61	Kilroy Realty Corp.	5,037

		20,645

	REITs – Regional Malls — 0.0%
12	Simon Property Group, Inc.	1,598

	REITs – Storage — 0.0%
18	Iron Mountain, Inc.	569
4	Public Storage	895

		1,464

	REITs – Warehouse/Industrials — 0.1%
41	CyrusOne, Inc.	2,495
99	Liberty Property Trust	6,202

		8,697

	Road & Rail — 0.3%
13	Kansas City Southern	2,193
34	Norfolk Southern Corp.	7,079
37	Ryder System, Inc.	1,766
39	Union Pacific Corp.	6,997

		18,035

	Semiconductors & Semiconductor Equipment — 1.3%
15	Advanced Micro Devices, Inc.(a)	705
46	Applied Materials, Inc.	2,668
26	Cabot Microelectronics Corp.	3,783

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
48	Cirrus Logic, Inc.(a)	$3,687
32	Cree, Inc.(a)	1,488
115	First Solar, Inc.(a)	5,702
252	Intel Corp.	16,110
78	NVIDIA Corp.	18,441
161	QUALCOMM, Inc.	13,735
36	Silicon Laboratories, Inc.(a)	3,539
77	Texas Instruments, Inc.	9,290

		79,148

	Software — 1.7%
13	Adobe, Inc.(a)	4,565
138	Autodesk, Inc.(a)	27,165
28	Blackbaud, Inc.	2,193
36	Bottomline Technologies, Inc.(a)	1,930
7	Citrix Systems, Inc.	848
12	Fair Isaac Corp.(a)	4,829
20	LogMeIn, Inc.	1,719
159	Microsoft Corp.	27,067
27	NortonLifeLock, Inc.	767
475	Oracle Corp.	24,914
32	PTC, Inc.(a)	2,660
25	Qualys, Inc.(a)	2,143
15	salesforce.com, Inc.(a)	2,735

		103,535

	Specialty Retail — 0.5%
27	Aaron’s, Inc.	1,603
76	American Eagle Outfitters, Inc.	1,094
30	Asbury Automotive Group, Inc.(a)	2,894
10	Best Buy Co., Inc.	847
14	Five Below, Inc.(a)	1,585
43	Home Depot, Inc. (The)	9,808
22	Lithia Motors, Inc., Class A	2,984
24	Lowe’s Cos., Inc.	2,790
22	Monro, Inc.	1,379
5	Tiffany & Co.	670
30	TJX Cos., Inc. (The)	1,771
31	Williams-Sonoma, Inc.	2,173

		29,598

	Technology Hardware, Storage & Peripherals — 0.6%
66	Apple, Inc.	20,428
325	Hewlett Packard Enterprise Co.	4,527
193	HP, Inc.	4,115
79	NCR Corp.(a)	2,664
27	NetApp, Inc.	1,442
20	Seagate Technology PLC	1,140
15	Western Digital Corp.	982
35	Xerox Holdings Corp.	1,245

		36,543

	Textiles, Apparel & Luxury Goods — 0.4%
17	Deckers Outdoor Corp.(a)	3,245
12	Hanesbrands, Inc.	165
37	NIKE, Inc., Class B	3,563
3	PVH Corp.	262
24	Tapestry, Inc.	618
731	Under Armour, Inc., Class A(a)	14,752
72	Wolverine World Wide, Inc.	2,273

		24,878

	Thrifts & Mortgage Finance — 0.1%
263	New York Community Bancorp, Inc.	2,909

	Trading Companies & Distributors — 0.2%
127	Fastenal Co.	4,430
22	GATX Corp.	1,675
14	W.W. Grainger, Inc.	4,237

		10,342

	Water Utilities — 0.2%
59	American Water Works Co., Inc.	8,036
76	Essential Utilities, Inc.	3,947

		11,983

	Wireless Telecommunication Services — 0.0%
52	Shenandoah Telecommunications Co.	2,098

	Total Common Stocks (Identified Cost $1,942,811)	2,062,069

Principal Amount
Bonds and Notes — 18.5%
	Agency Commercial Mortgage-Backed Securities — 0.2%
$10,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	10,159

	Automotive — 0.3%
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,726
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,149

		18,875

	Banking — 3.0%
10,000	American Express Co., 3.700%, 8/03/2023	10,627
10,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	10,239
10,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	10,047
9,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	9,662
11,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	11,503
9,000	Capital One Financial Corp., 3.300%, 10/30/2024	9,494
10,000	Citigroup, Inc., 4.600%, 3/09/2026	11,209
6,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	6,260
6,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	6,085
10,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	10,766
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,306
10,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	10,502
10,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	10,772
10,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	10,313
8,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	8,003
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,152
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,216
8,000	Santander UK PLC, 2.375%, 3/16/2020	8,006
11,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	11,507
9,000	Westpac Banking Corp., 2.750%, 1/11/2023	9,262

		182,931

	Cable Satellite — 0.2%
11,000	Comcast Corp., 3.000%, 2/01/2024	11,533

	Construction Machinery — 0.2%
10,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	10,190

	Consumer Cyclical Services — 0.2%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,691
8,000	eBay, Inc., 3.800%, 3/09/2022	8,290

		12,981

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.3%
$11,000	Duke Energy Corp., 3.750%, 4/15/2024	$11,778
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,563

		21,341

	Financial Other — 0.2%
10,000	ORIX Corp., 2.900%, 7/18/2022	10,215

	Food & Beverage — 0.2%
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,843

	Government Owned – No Guarantee — 0.4%
15,000	Federal National Mortgage Association, 6.625%, 11/15/2030	22,046

	Health Insurance — 0.4%
10,000	Anthem, Inc., 4.101%, 3/01/2028	11,055
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,870

		21,925

	Healthcare — 0.5%
9,000	CVS Health Corp., 4.300%, 3/25/2028	9,973
5,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	5,080
8,000	McKesson Corp., 3.950%, 2/16/2028	8,716
5,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	5,177

		28,946

	Independent Energy — 0.1%
10,000	EQT Corp., 3.000%, 10/01/2022	9,632

	Integrated Energy — 0.5%
10,000	BP Capital Markets PLC, 3.814%, 2/10/2024	10,743
8,000	Chevron Corp., 1.961%, 3/03/2020	8,001
8,000	Shell International Finance BV, 6.375%, 12/15/2038	12,035

		30,779

	Life Insurance — 0.3%
10,000	American International Group, Inc., 4.125%, 2/15/2024	10,837
5,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	5,065

		15,902

	Midstream — 0.4%
11,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	11,676
10,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	10,714

		22,390

	Mortgage Related — 3.9%
5,412	FHLMC, 3.000%, 6/01/2049	5,541
99,926	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	102,418
86,179	FNMA, 3.500%, with various maturities in 2049(c)	88,907
20,306	FNMA, 4.000%, with various maturities in 2049(c)	21,202
14,358	FNMA, 4.500%, with various maturities in 2049(c)	15,187

		233,255

	Oil Field Services — 0.2%
10,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	10,265

	Pharmaceuticals — 0.3%
11,000	AbbVie, Inc., 3.600%, 5/14/2025	11,757
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,142

		19,899

	Railroads — 0.2%
11,000	CSX Corp., 2.600%, 11/01/2026	11,412

	REITs – Office Property — 0.1%
6,000	Boston Properties LP, 2.750%, 10/01/2026	6,199

	Restaurants — 0.1%
8,000	Starbucks Corp., 3.800%, 8/15/2025	8,755

	Technology — 1.2%
11,000	Apple, Inc., 2.500%, 2/09/2025	11,397
5,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	5,231
10,000	HP, Inc., 4.650%, 12/09/2021	10,493
11,000	International Business Machines Corp., 4.000%, 6/20/2042	12,755
10,000	Oracle Corp., 2.950%, 5/15/2025	10,562
10,000	QUALCOMM, Inc., 3.450%, 5/20/2025	10,738
11,000	VMware, Inc., 2.950%, 8/21/2022	11,256

		72,432

	Treasuries — 4.4%
10,000	U.S. Treasury Bond, 2.500%, 5/15/2046	10,962
21,000	U.S. Treasury Bond, 2.875%, 11/15/2046	24,719
36,000	U.S. Treasury Bond, 3.000%, 5/15/2045	42,937
10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	12,103
19,000	U.S. Treasury Bond, 3.000%, 2/15/2049	23,138
7,000	U.S. Treasury Bond, 4.250%, 11/15/2040	9,833
8,000	U.S. Treasury Bond, 4.375%, 5/15/2041	11,447
8,000	U.S. Treasury Bond, 4.500%, 2/15/2036	11,128
31,000	U.S. Treasury Bond, 5.250%, 2/15/2029	40,840
15,000	U.S. Treasury Note, 1.125%, 9/30/2021	14,936
3,000	U.S. Treasury Note, 1.625%, 8/31/2022	3,023
7,000	U.S. Treasury Note, 2.000%, 11/15/2026	7,258
25,000	U.S. Treasury Note, 2.125%, 12/31/2022	25,580
3,000	U.S. Treasury Note, 2.250%, 11/15/2025	3,144
11,000	U.S. Treasury Note, 2.250%, 11/15/2027	11,642
11,000	U.S. Treasury Note, 2.625%, 2/15/2029	12,043

		264,733

	Wireless — 0.2%
9,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,172

	Wirelines — 0.5%
8,000	AT&T, Inc., 3.400%, 5/15/2025	8,488
10,000	AT&T, Inc., 3.875%, 1/15/2026	10,860
11,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.010%, 5/15/2025(d)	11,323

		30,671

	Total Bonds and Notes (Identified Cost $1,066,263)	1,109,481

Shares
Exchange-Traded Funds — 7.7%
4,790	iShares® ESG MSCI EAFE ETF	320,259
4,216	iShares® ESG MSCI Emerging Markets ETF	143,133

	Total Exchange-Traded Funds (Identified Cost $432,703)	463,392

Affiliated Mutual Funds — 37.6%
47,802	Loomis Sayles Inflation Protected Securities Fund, Class N	518,655
53,972	Loomis Sayles Limited Term Government and Agency Fund, Class N	615,284
57,909	Mirova Global Green Bond Fund, Class N	615,575
41,582	Mirova International Sustainable Equity Fund, Class N	510,216

	Total Affiliated Mutual Funds (Identified Cost $2,169,056)	2,259,730

	Total Investments — 98.1% (Identified Cost $5,610,833)	5,894,672
	Other assets less liabilities — 1.9%	111,632

	Net Assets — 100.0%	$6,006,304

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2020 Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of January 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of January 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2020

Equity	50.5%
Fixed Income	47.6

Total Investments	98.1
Other assets less liabilities	1.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 40.4% of Net Assets
	Aerospace & Defense — 0.3%
21	Axon Enterprise, Inc.(a)	$1,613
28	Moog, Inc., Class A	2,509
3	Raytheon Co.	663
16	Teledyne Technologies, Inc.(a)	5,841
34	United Technologies Corp.	5,107

		15,733

	Air Freight & Logistics — 0.5%
269	Expeditors International of Washington, Inc.	19,648
41	FedEx Corp.	5,930
41	United Parcel Service, Inc., Class B	4,244

		29,822

	Airlines — 0.1%
301	American Airlines Group, Inc.	8,079
12	Delta Air Lines, Inc.	669

		8,748

	Auto Components — 0.2%
134	American Axle & Manufacturing Holdings, Inc.(a)	1,238
88	Aptiv PLC	7,462
13	BorgWarner, Inc.	446
136	Delphi Technologies PLC(a)	2,086
122	Goodyear Tire & Rubber Co. (The)	1,602
25	Visteon Corp.(a)	1,995

		14,829

	Automobiles — 0.4%
872	Fiat Chrysler Automobiles NV	11,353
345	General Motors Co.	11,520
27	Thor Industries, Inc.	2,174

		25,047

	Banks — 2.7%
82	Ameris Bancorp	3,296
146	BancorpSouth Bank	4,171
740	Bank of America Corp.	24,294
318	Cadence BanCorp	4,970
338	Citigroup, Inc.	25,151
200	Citizens Financial Group, Inc.	7,456
112	Columbia Banking System, Inc.	4,334
8	Comerica, Inc.	489
71	Cullen/Frost Bankers, Inc.	6,330
256	Fulton Financial Corp.	4,216
224	Huntington Bancshares, Inc.	3,040
130	International Bancshares Corp.	5,122
327	KeyCorp	6,118
19	M&T Bank Corp.	3,202
530	People’s United Financial, Inc.	8,173
65	PNC Financial Services Group, Inc. (The)	9,656
122	Regions Financial Corp.	1,900
118	TCF Financial Corp.	4,989
107	Truist Financial Corp.	5,518
201	Trustmark Corp.	6,428
291	Wells Fargo & Co.	13,659
54	Wintrust Financial Corp.	3,417
110	Zions Bancorp N.A.	5,004

		160,933

	Beverages — 1.2%
84	Brown-Forman Corp., Class B	5,682
326	Coca-Cola Co. (The)	19,038
60	Constellation Brands, Inc., Class A	11,298
423	Monster Beverage Corp.(a)	28,172
	Beverages — continued
38	PepsiCo, Inc.	$5,397

		69,587

	Biotechnology — 1.2%
58	AbbVie, Inc.	4,699
67	Amgen, Inc.	14,475
12	Biogen, Inc.(a)	3,226
108	BioMarin Pharmaceutical, Inc.(a)	9,018
89	Gilead Sciences, Inc.	5,625
18	Ligand Pharmaceuticals, Inc.(a)	1,581
94	Regeneron Pharmaceuticals, Inc.(a)	31,767
5	Vertex Pharmaceuticals, Inc.(a)	1,135

		71,526

	Building Products — 0.2%
185	Johnson Controls International PLC	7,298
21	Lennox International, Inc.	4,893

		12,191

	Capital Markets — 3.0%
3	Affiliated Managers Group, Inc.	240
11	Ameriprise Financial, Inc.	1,819
394	Bank of New York Mellon Corp. (The)	17,643
13	BlackRock, Inc.	6,856
417	Charles Schwab Corp. (The)	18,994
19	CME Group, Inc.	4,125
50	FactSet Research Systems, Inc.	14,305
68	Franklin Resources, Inc.	1,720
49	Goldman Sachs Group, Inc. (The)	11,650
48	Intercontinental Exchange, Inc.	4,788
41	Invesco Ltd.	709
93	Janus Henderson Group PLC	2,350
109	Legg Mason, Inc.	4,267
73	Moody’s Corp.	18,746
56	MSCI, Inc.	16,005
53	Northern Trust Corp.	5,184
46	S&P Global, Inc.	13,512
233	SEI Investments Co.	15,206
302	State Street Corp.	22,840

		180,959

	Chemicals — 0.5%
22	DuPont de Nemours, Inc.	1,126
51	Ecolab, Inc.	10,002
57	HB Fuller Co.	2,634
40	Innospec, Inc.	4,029
8	International Flavors & Fragrances, Inc.	1,049
40	Linde PLC	8,125
43	Minerals Technologies, Inc.	2,328
28	Stepan Co.	2,762

		32,055

	Commercial Services & Supplies — 0.2%
51	Healthcare Services Group, Inc.	1,306
29	MSA Safety, Inc.	3,932
42	Tetra Tech, Inc.	3,595
42	Waste Management, Inc.	5,112

		13,945

	Communications Equipment — 0.6%
69	Ciena Corp.(a)	2,806
482	Cisco Systems, Inc.	22,158
6	F5 Networks, Inc.(a)	733
33	InterDigital, Inc.	1,823
35	Lumentum Holdings, Inc.(a)	2,652
17	Motorola Solutions, Inc.	3,009

		33,181

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — 0.2%
131	AECOM(a)	$6,318
160	Fluor Corp.	2,862

		9,180

	Consumer Finance — 0.5%
32	American Express Co.	4,156
216	Capital One Financial Corp.	21,557
101	Navient Corp.	1,452

		27,165

	Containers & Packaging — 0.2%
74	Ball Corp.	5,341
38	International Paper Co.	1,548
181	O-I Glass, Inc.	2,284

		9,173

	Distributors — 0.1%
34	Genuine Parts Co.	3,181
20	POOL CORP.	4,386

		7,567

	Diversified Consumer Services — 0.1%
87	Service Corp. International	4,172

	Diversified Telecommunication Services — 0.2%
159	AT&T, Inc.	5,982
85	Verizon Communications, Inc.	5,052

		11,034

	Electric Utilities — 0.3%
97	American Electric Power Co., Inc.	10,110
14	Edison International	1,072
25	Eversource Energy	2,311
18	FirstEnergy Corp.	914
38	IDACORP, Inc.	4,263
32	PPL Corp.	1,158

		19,828

	Electrical Equipment — 0.2%
14	Acuity Brands, Inc.	1,650
49	Eaton Corp. PLC	4,629
26	Hubbell, Inc.	3,724

		10,003

	Electronic Equipment, Instruments & Components — 0.6%
73	Avnet, Inc.	2,664
28	Belden, Inc.	1,380
74	Cognex Corp.	3,772
15	Coherent, Inc.(a)	2,121
25	Corning, Inc.	667
15	Littelfuse, Inc.	2,654
13	Rogers Corp.(a)	1,531
161	TE Connectivity Ltd.	14,841
89	Trimble, Inc.(a)	3,784
132	Vishay Intertechnology, Inc.	2,678

		36,092

	Energy Equipment & Services — 0.3%
45	Apergy Corp.(a)	1,164
44	Baker Hughes Co.	953
18	Core Laboratories NV	632
65	National Oilwell Varco, Inc.	1,340
77	Oceaneering International, Inc.(a)	955
68	Oil States International, Inc.(a)	733
372	Schlumberger Ltd.	12,466
45	TechnipFMC PLC	743

		18,986

	Entertainment — 0.9%
27	Activision Blizzard, Inc.	$1,579
56	Cinemark Holdings, Inc.	1,765
14	Electronic Arts, Inc.(a)	1,511
72	Netflix, Inc.(a)	24,846
26	Take-Two Interactive Software, Inc.(a)	3,241
142	Walt Disney Co. (The)	19,640

		52,582

	Food & Staples Retailing — 0.2%
71	Kroger Co. (The)	1,907
236	SpartanNash Co.	2,874
27	Sysco Corp.	2,218
92	Walgreens Boots Alliance, Inc.	4,678

		11,677

	Food Products — 0.5%
55	Campbell Soup Co.	2,662
585	Danone S.A., Sponsored ADR	9,331
41	General Mills, Inc.	2,141
67	Hain Celestial Group, Inc. (The)(a)	1,622
7	Hershey Co. (The)	1,086
32	Hormel Foods Corp.	1,513
38	Ingredion, Inc.	3,344
12	J.M. Smucker Co. (The)	1,243
53	Kellogg Co.	3,615
6	McCormick & Co., Inc.	980
19	Mondelez International, Inc., Class A	1,090

		28,627

	Gas Utilities — 0.2%
78	New Jersey Resources Corp.	3,223
44	ONE Gas, Inc.	4,158
86	South Jersey Industries, Inc.	2,649
94	UGI Corp.	3,909

		13,939

	Health Care Equipment & Supplies — 0.5%
4	Becton Dickinson & Co.	1,101
23	Boston Scientific Corp.(a)	963
3	Cooper Cos., Inc. (The)	1,041
17	Danaher Corp.	2,735
11	DENTSPLY SIRONA, Inc.	616
2	Edwards Lifesciences Corp.(a)	440
41	Globus Medical, Inc., Class A(a)	2,143
21	Haemonetics Corp.(a)	2,255
38	Hill-Rom Holdings, Inc.	4,047
21	Hologic, Inc.(a)	1,124
3	Intuitive Surgical, Inc.(a)	1,679
140	Meridian Bioscience, Inc.	1,378
23	Merit Medical Systems, Inc.(a)	838
5	STERIS PLC	753
2	Stryker Corp.	421
39	Varian Medical Systems, Inc.(a)	5,482
28	West Pharmaceutical Services, Inc.	4,366

		31,382

	Health Care Providers & Services — 1.5%
43	Acadia Healthcare Co., Inc.(a)	1,382
14	Amedisys, Inc.(a)	2,471
8	Anthem, Inc.	2,122
30	BioTelemetry, Inc.(a)	1,468
76	Centene Corp.(a)	4,773
9	Chemed Corp.	4,203
13	Cigna Corp.	2,501
229	CVS Health Corp.	15,531

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
15	DaVita, Inc.(a)	$1,198
33	Encompass Health Corp.	2,542
100	HCA Healthcare, Inc.	13,880
24	Henry Schein, Inc.(a)	1,654
41	Humana, Inc.	13,786
17	Laboratory Corp. of America Holdings(a)	2,982
152	MEDNAX, Inc.(a)	3,507
69	Patterson Cos., Inc.	1,519
27	Quest Diagnostics, Inc.	2,988
32	UnitedHealth Group, Inc.	8,718

		87,225

	Health Care Technology — 0.3%
148	Allscripts Healthcare Solutions, Inc.(a)	1,270
210	Cerner Corp.	15,084
64	HMS Holdings Corp.(a)	1,749

		18,103

	Hotels, Restaurants & Leisure — 1.4%
12	Domino’s Pizza, Inc.	3,381
40	Dunkin’ Brands Group, Inc.	3,124
101	Hilton Worldwide Holdings, Inc.	10,888
22	Jack in the Box, Inc.	1,798
25	Marriott Vacations Worldwide Corp.	3,006
9	McDonald’s Corp.	1,926
480	MGM Resorts International	14,909
7	Royal Caribbean Cruises Ltd.	820
168	Starbucks Corp.	14,251
147	Wendy’s Co. (The)	3,185
399	Yum China Holdings, Inc.	17,185
79	Yum! Brands, Inc.	8,356

		82,829

	Household Durables — 0.2%
118	KB Home	4,431
88	Meritage Homes Corp.(a)	6,244

		10,675

	Household Products — 0.6%
161	Colgate-Palmolive Co.	11,879
194	Procter & Gamble Co. (The)	24,176

		36,055

	Independent Power & Renewable Electricity Producers — 0.3%
64	AES Corp. (The)	1,271
134	Ormat Technologies, Inc.	10,621
316	Pattern Energy Group, Inc., Class A	8,503

		20,395

	Industrial Conglomerates — 0.3%
1,414	General Electric Co.	17,604
8	Honeywell International, Inc.	1,386

		18,990

	Insurance — 0.9%
23	Aflac, Inc.	1,186
37	Allstate Corp. (The)	4,386
290	American International Group, Inc.	14,575
9	Brighthouse Financial, Inc.(a)	350
53	Chubb Ltd.	8,055
67	First American Financial Corp.	4,153
23	Hanover Insurance Group, Inc. (The)	3,187
42	Hartford Financial Services Group, Inc. (The)	2,490
38	Lincoln National Corp.	2,070
25	Marsh & McLennan Cos., Inc.	2,797
70	Prudential Financial, Inc.	6,374
	Insurance — continued
27	Travelers Cos., Inc. (The)	$3,554

		53,177

	Interactive Media & Services — 1.9%
16	Alphabet, Inc., Class A(a)	22,924
33	Alphabet, Inc., Class C(a)	47,330
232	Facebook, Inc., Class A(a)	46,843

		117,097

	Internet & Direct Marketing Retail — 1.8%
168	Alibaba Group Holding Ltd., Sponsored ADR(a)	34,707
20	Amazon.com, Inc.(a)	40,174
11	Booking Holdings, Inc.(a)	20,136
375	eBay, Inc.	12,585
44	Etsy, Inc.(a)	2,148

		109,750

	IT Services — 2.2%
96	Automatic Data Processing, Inc.	16,453
60	Cognizant Technology Solutions Corp., Class A	3,683
324	DXC Technology Co.	10,329
14	Fiserv, Inc.(a)	1,661
66	Gartner, Inc.(a)	10,611
23	International Business Machines Corp.	3,306
53	MasterCard, Inc., Class A	16,745
21	Paychex, Inc.	1,801
31	PayPal Holdings, Inc.(a)	3,531
200	Sabre Corp.	4,308
8	VeriSign, Inc.(a)	1,665
264	Visa, Inc., Class A	52,528
20	WEX, Inc.(a)	4,338

		130,959

	Leisure Products — 0.0%
80	Callaway Golf Co.	1,714

	Life Sciences Tools & Services — 0.2%
17	Agilent Technologies, Inc.	1,404
2	Illumina, Inc.(a)	580
9	IQVIA Holdings, Inc.(a)	1,397
37	Repligen Corp.(a)	3,715
17	Thermo Fisher Scientific, Inc.	5,324
3	Waters Corp.(a)	671

		13,091

	Machinery — 1.4%
49	AGCO Corp.	3,437
408	Briggs & Stratton Corp.	1,497
106	Caterpillar, Inc.	13,923
68	Cummins, Inc.	10,878
103	Deere & Co.	16,334
45	Flowserve Corp.	2,101
65	ITT, Inc.	4,360
83	Kennametal, Inc.	2,597
51	Oshkosh Corp.	4,388
94	Parker-Hannifin Corp.	18,395
15	Proto Labs, Inc.(a)	1,553
58	Terex Corp.	1,470
57	Toro Co. (The)	4,561
17	Xylem, Inc.	1,388

		86,882

	Media — 0.8%
3	Cable One, Inc.	5,112
35	Charter Communications, Inc., Class A(a)	18,111
332	Comcast Corp., Class A	14,339

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
17	Discovery, Inc., Series C(a)	$472
57	Fox Corp., Class A	2,114
47	Interpublic Group of Cos., Inc. (The)	1,067
63	New York Times Co. (The), Class A	2,017
46	Omnicom Group, Inc.	3,464
61	ViacomCBS, Inc., Class B	2,082

		48,778

	Metals & Mining — 0.3%
105	Commercial Metals Co.	2,158
141	Newmont Corp.	6,353
8	Nucor Corp.	380
50	Reliance Steel & Aluminum Co.	5,740
32	Royal Gold, Inc.	3,690

		18,321

	Multi-Utilities — 0.2%
57	Consolidated Edison, Inc.	5,358
26	DTE Energy Co.	3,448
15	Sempra Energy	2,410
15	WEC Energy Group, Inc.	1,498

		12,714

	Multiline Retail — 0.1%
6	Macy’s, Inc.	95
47	Target Corp.	5,205

		5,300

	Oil, Gas & Consumable Fuels — 0.8%
452	Apache Corp.	12,403
98	Concho Resources, Inc.	7,426
562	Denbury Resources, Inc.(a)	554
68	Devon Energy Corp.	1,477
75	Diamondback Energy, Inc.	5,580
95	EOG Resources, Inc.	6,927
122	EQT Corp.	738
96	Green Plains, Inc.	1,197
172	Marathon Oil Corp.	1,956
110	Noble Energy, Inc.	2,175
59	ONEOK, Inc.	4,417
606	Southwestern Energy Co.(a)	951
30	Valero Energy Corp.	2,529
56	World Fuel Services Corp.	2,191

		50,521

	Paper & Forest Products — 0.1%
44	Domtar Corp.	1,532
87	Louisiana-Pacific Corp.	2,669

		4,201

	Personal Products — 0.0%
9	Estee Lauder Cos., Inc. (The), Class A	1,756

	Pharmaceuticals — 1.3%
3	Allergan PLC	560
54	Bristol-Myers Squibb Co.	3,399
63	Catalent, Inc.(a)	3,849
34	Eli Lilly & Co.	4,748
127	Merck & Co., Inc.	10,851
114	Novartis AG, Sponsored ADR	10,774
268	Novo Nordisk AS, Sponsored ADR	16,302
14	Perrigo Co. PLC	799
190	Pfizer, Inc.	7,076
433	Roche Holding AG, Sponsored ADR	18,099

		76,457

	Professional Services — 0.2%
52	Exponent, Inc.	$3,784
18	Insperity, Inc.	1,572
48	Korn Ferry	1,967
28	ManpowerGroup, Inc.	2,562
22	Nielsen Holdings PLC	449

		10,334

	Real Estate Management & Development — 0.1%
36	CBRE Group, Inc., Class A(a)	2,198
27	Jones Lang LaSalle, Inc.	4,585

		6,783

	REITs – Apartments — 0.3%
95	American Campus Communities, Inc.	4,358
8	AvalonBay Communities, Inc.	1,733
63	Camden Property Trust	7,083
33	Equity Residential	2,742
10	Essex Property Trust, Inc.	3,098
2	Mid-America Apartment Communities, Inc.	274

		19,288

	REITs – Diversified — 0.1%
14	Crown Castle International Corp.	2,098
8	Digital Realty Trust, Inc.	984
4	Equinix, Inc.	2,359
88	Weyerhaeuser Co.	2,547

		7,988

	REITs – Health Care — 0.2%
27	Ventas, Inc.	1,562
100	Welltower, Inc.	8,491

		10,053

	REITs – Hotels — 0.0%
92	Host Hotels & Resorts, Inc.	1,503

	REITs – Office Property — 0.4%
14	Boston Properties, Inc.	2,007
143	Corporate Office Properties Trust	4,257
162	Douglas Emmett, Inc.	6,723
216	Easterly Government Properties, Inc.	5,229
72	Kilroy Realty Corp.	5,945

		24,161

	REITs – Regional Malls — 0.0%
15	Simon Property Group, Inc.	1,997

	REITs – Storage — 0.0%
16	Iron Mountain, Inc.	506
5	Public Storage	1,119

		1,625

	REITs – Warehouse/Industrials — 0.2%
46	CyrusOne, Inc.	2,799
118	Liberty Property Trust	7,393

		10,192

	Road & Rail — 0.4%
15	Kansas City Southern	2,530
41	Norfolk Southern Corp.	8,536
37	Ryder System, Inc.	1,766
47	Union Pacific Corp.	8,433

		21,265

	Semiconductors & Semiconductor Equipment — 1.5%
14	Advanced Micro Devices, Inc.(a)	658
55	Applied Materials, Inc.	3,189
30	Cabot Microelectronics Corp.	4,365

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
55	Cirrus Logic, Inc.(a)	$4,225
36	Cree, Inc.(a)	1,674
136	First Solar, Inc.(a)	6,743
306	Intel Corp.	19,563
86	NVIDIA Corp.	20,333
184	QUALCOMM, Inc.	15,697
42	Silicon Laboratories, Inc.(a)	4,129
96	Texas Instruments, Inc.	11,582

		92,158

	Software — 2.0%
15	Adobe, Inc.(a)	5,267
160	Autodesk, Inc.(a)	31,496
29	Blackbaud, Inc.	2,272
40	Bottomline Technologies, Inc.(a)	2,144
8	Citrix Systems, Inc.	970
14	Fair Isaac Corp.(a)	5,633
23	LogMeIn, Inc.	1,977
188	Microsoft Corp.	32,003
25	NortonLifeLock, Inc.	710
544	Oracle Corp.	28,533
39	PTC, Inc.(a)	3,242
25	Qualys, Inc.(a)	2,143
18	salesforce.com, Inc.(a)	3,282

		119,672

	Specialty Retail — 0.6%
30	Aaron’s, Inc.	1,781
96	American Eagle Outfitters, Inc.	1,382
35	Asbury Automotive Group, Inc.(a)	3,376
9	Best Buy Co., Inc.	762
16	Five Below, Inc.(a)	1,812
51	Home Depot, Inc. (The)	11,633
25	Lithia Motors, Inc., Class A	3,391
31	Lowe’s Cos., Inc.	3,603
25	Monro, Inc.	1,568
8	Tiffany & Co.	1,072
36	TJX Cos., Inc. (The)	2,125
32	Williams-Sonoma, Inc.	2,243

		34,748

	Technology Hardware, Storage & Peripherals — 0.7%
80	Apple, Inc.	24,761
385	Hewlett Packard Enterprise Co.	5,363
241	HP, Inc.	5,138
91	NCR Corp.(a)	3,068
32	NetApp, Inc.	1,709
18	Seagate Technology PLC	1,026
18	Western Digital Corp.	1,179
42	Xerox Holdings Corp.	1,494

		43,738

	Textiles, Apparel & Luxury Goods — 0.5%
21	Deckers Outdoor Corp.(a)	4,009
11	Hanesbrands, Inc.	151
45	NIKE, Inc., Class B	4,334
3	PVH Corp.	262
22	Tapestry, Inc.	567
838	Under Armour, Inc., Class A(a)	16,911
83	Wolverine World Wide, Inc.	2,620

		28,854

	Thrifts & Mortgage Finance — 0.1%
313	New York Community Bancorp, Inc.	3,462

	Trading Companies & Distributors — 0.2%
153	Fastenal Co.	$5,337
24	GATX Corp.	1,827
17	W.W. Grainger, Inc.	5,145

		12,309

	Water Utilities — 0.2%
71	American Water Works Co., Inc.	9,670
88	Essential Utilities, Inc.	4,571

		14,241

	Wireless Telecommunication Services — 0.0%
53	Shenandoah Telecommunications Co.	2,139

	Total Common Stocks (Identified Cost $2,319,150)	2,431,463

Principal Amount
Bonds and Notes — 15.9%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$6,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	6,095

	Automotive — 0.3%
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,581
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,149

		16,730

	Banking — 2.5%
8,000	American Express Co., 3.700%, 8/03/2023	8,501
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,191
8,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	8,037
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,588
9,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	9,411
8,000	Capital One Financial Corp., 3.300%, 10/30/2024	8,439
9,000	Citigroup, Inc., 4.600%, 3/09/2026	10,088
4,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	4,173
3,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,043
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,613
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,306
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,402
9,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	9,694
8,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	8,251
6,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	6,003
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,152
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,173
6,000	Santander UK PLC, 2.375%, 3/16/2020	6,005
9,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	9,415
6,000	Westpac Banking Corp., 2.750%, 1/11/2023	6,175

		148,660

	Cable Satellite — 0.2%
10,000	Comcast Corp., 3.000%, 2/01/2024	10,485

	Construction Machinery — 0.2%
9,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	9,171

	Consumer Cyclical Services — 0.2%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	5,864
8,000	eBay, Inc., 3.800%, 3/09/2022	8,290

		14,154

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.3%
$10,000	Duke Energy Corp., 3.750%, 4/15/2024	$10,707
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,563

		20,270

	Financial Other — 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,172

	Food & Beverage — 0.1%
8,000	General Mills, Inc., 4.000%, 4/17/2025	8,750

	Government Owned – No Guarantee — 0.3%
14,000	Federal National Mortgage Association, 6.625%, 11/15/2030	20,576

	Health Insurance — 0.3%
9,000	Anthem, Inc., 4.101%, 3/01/2028	9,949
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	9,511

		19,460

	Healthcare — 0.5%
7,000	CVS Health Corp., 4.300%, 3/25/2028	7,757
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,064
8,000	McKesson Corp., 3.950%, 2/16/2028	8,715
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,092
4,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	4,142

		28,770

	Independent Energy — 0.2%
10,000	EQT Corp., 3.000%, 10/01/2022	9,632

	Integrated Energy — 0.4%
9,000	BP Capital Markets PLC, 3.814%, 2/10/2024	9,668
8,000	Chevron Corp., 1.961%, 3/03/2020	8,002
6,000	Shell International Finance BV, 6.375%, 12/15/2038	9,026

		26,696

	Life Insurance — 0.2%
9,000	American International Group, Inc., 3.900%, 4/01/2026	9,799
4,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	4,052

		13,851

	Midstream — 0.3%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	9,553
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,642

		19,195

	Mortgage Related — 3.3%
91,265	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	93,510
70,232	FNMA, 3.500%, with various maturities in 2049(c)	72,455
16,029	FNMA, 4.000%, with various maturities in 2049(c)	16,743
12,161	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	12,877

		195,585

	Oil Field Services — 0.1%
8,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	8,212

	Pharmaceuticals — 0.3%
10,000	AbbVie, Inc., 3.600%, 5/14/2025	10,688
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,142

		18,830

	Railroads — 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	10,374

	REITs – Office Property — 0.1%
4,000	Boston Properties LP, 2.750%, 10/01/2026	4,133

	Restaurants — 0.2%
8,000	Starbucks Corp., 3.800%, 8/15/2025	8,755

	Technology — 1.0%
$8,000	Apple, Inc., 2.500%, 2/09/2025	$8,289
4,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	4,185
8,000	HP, Inc., 4.650%, 12/09/2021	8,394
8,000	International Business Machines Corp., 4.000%, 6/20/2042	9,276
8,000	Oracle Corp., 2.950%, 5/15/2025	8,450
10,000	QUALCOMM, Inc., 3.450%, 5/20/2025	10,738
10,000	VMware, Inc., 2.950%, 8/21/2022	10,233

		59,565

	Treasuries — 3.9%
9,000	U.S. Treasury Bond, 2.500%, 5/15/2046	9,866
18,000	U.S. Treasury Bond, 2.875%, 11/15/2046	21,187
29,000	U.S. Treasury Bond, 3.000%, 5/15/2045	34,588
9,000	U.S. Treasury Bond, 3.000%, 2/15/2048	10,893
16,000	U.S. Treasury Bond, 3.000%, 2/15/2049	19,485
7,000	U.S. Treasury Bond, 4.250%, 11/15/2040	9,833
7,000	U.S. Treasury Bond, 4.375%, 5/15/2041	10,016
7,000	U.S. Treasury Bond, 4.500%, 2/15/2036	9,737
26,000	U.S. Treasury Bond, 5.250%, 2/15/2029	34,253
12,000	U.S. Treasury Note, 1.125%, 9/30/2021	11,949
3,000	U.S. Treasury Note, 1.625%, 8/31/2022	3,023
6,000	U.S. Treasury Note, 2.000%, 11/15/2026	6,221
19,000	U.S. Treasury Note, 2.125%, 12/31/2022	19,441
12,000	U.S. Treasury Note, 2.250%, 11/15/2025	12,575
10,000	U.S. Treasury Note, 2.250%, 11/15/2027	10,584
9,000	U.S. Treasury Note, 2.625%, 2/15/2029	9,853

		233,504

	Wireless — 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,820

	Wirelines — 0.4%
9,000	AT&T, Inc., 3.400%, 5/15/2025	9,550
6,000	AT&T, Inc., 3.875%, 1/15/2026	6,516
10,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.010%, 5/15/2025(d)	10,293

		26,359

	Total Bonds and Notes (Identified Cost $921,572)	956,804

Shares
Exchange-Traded Funds — 10.1%
5,940	iShares® ESG MSCI EAFE ETF	397,148
6,141	iShares® ESG MSCI Emerging Markets ETF	208,487

	Total Exchange-Traded Funds (Identified Cost $579,062)	605,635

Affiliated Mutual Funds — 32.5%
29,692	Loomis Sayles Inflation Protected Securities Fund, Class N	322,163
42,363	Loomis Sayles Limited Term Government and Agency Fund, Class N	482,941
48,489	Mirova Global Green Bond Fund, Class N	515,436
51,677	Mirova International Sustainable Equity Fund, Class N	634,081

	Total Affiliated Mutual Funds (Identified Cost $1,876,200)	1,954,621

	Total Investments — 98.9% (Identified Cost $5,695,984)	5,948,523
	Other assets less liabilities — 1.1%	66,457

	Net Assets — 100.0%	$6,014,980

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2025 Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of January 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of January 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2020

Equity	61.0%
Fixed Income	37.9

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 43.4% of Net Assets
	Aerospace & Defense — 0.3%
27	Axon Enterprise, Inc.(a)	$2,074
39	Moog, Inc., Class A	3,495
5	Raytheon Co.	1,104
19	Teledyne Technologies, Inc.(a)	6,936
45	United Technologies Corp.	6,759

		20,368

	Air Freight & Logistics — 0.5%
236	Expeditors International of Washington, Inc.	17,237
48	FedEx Corp.	6,943
57	United Parcel Service, Inc., Class B	5,901

		30,081

	Airlines — 0.2%
351	American Airlines Group, Inc.	9,421
18	Delta Air Lines, Inc.	1,003

		10,424

	Auto Components — 0.3%
155	American Axle & Manufacturing Holdings, Inc.(a)	1,432
107	Aptiv PLC	9,073
23	BorgWarner, Inc.	789
158	Delphi Technologies PLC(a)	2,424
172	Goodyear Tire & Rubber Co. (The)	2,258
35	Visteon Corp.(a)	2,793

		18,769

	Automobiles — 0.5%
1,013	Fiat Chrysler Automobiles NV	13,189
400	General Motors Co.	13,356
35	Thor Industries, Inc.	2,818

		29,363

	Banks — 3.1%
98	Ameris Bancorp	3,939
175	BancorpSouth Bank	5,000
859	Bank of America Corp.	28,201
381	Cadence BanCorp	5,955
389	Citigroup, Inc.	28,945
229	Citizens Financial Group, Inc.	8,537
133	Columbia Banking System, Inc.	5,147
14	Comerica, Inc.	856
85	Cullen/Frost Bankers, Inc.	7,579
306	Fulton Financial Corp.	5,040
250	Huntington Bancshares, Inc.	3,393
155	International Bancshares Corp.	6,107
396	KeyCorp	7,409
25	M&T Bank Corp.	4,213
610	People’s United Financial, Inc.	9,406
85	PNC Financial Services Group, Inc. (The)	12,627
176	Regions Financial Corp.	2,740
141	TCF Financial Corp.	5,961
140	Truist Financial Corp.	7,220
241	Trustmark Corp.	7,707
338	Wells Fargo & Co.	15,866
65	Wintrust Financial Corp.	4,113
122	Zions Bancorp N.A.	5,550

		191,511

	Beverages — 1.1%
94	Brown-Forman Corp., Class B	6,358
353	Coca-Cola Co. (The)	20,615
70	Constellation Brands, Inc., Class A	13,181
368	Monster Beverage Corp.(a)	24,509
51	PepsiCo, Inc.	7,243

		71,906

	Biotechnology — 1.2%
68	AbbVie, Inc.	$5,509
71	Amgen, Inc.	15,340
13	Biogen, Inc.(a)	3,495
94	BioMarin Pharmaceutical, Inc.(a)	7,849
114	Gilead Sciences, Inc.	7,205
23	Ligand Pharmaceuticals, Inc.(a)	2,020
97	Regeneron Pharmaceuticals, Inc.(a)	32,780
4	Vertex Pharmaceuticals, Inc.(a)	908

		75,106

	Building Products — 0.2%
243	Johnson Controls International PLC	9,586
25	Lennox International, Inc.	5,825

		15,411

	Capital Markets — 3.2%
6	Affiliated Managers Group, Inc.	479
12	Ameriprise Financial, Inc.	1,985
468	Bank of New York Mellon Corp. (The)	20,957
16	BlackRock, Inc.	8,438
483	Charles Schwab Corp. (The)	22,001
22	CME Group, Inc.	4,776
53	FactSet Research Systems, Inc.	15,164
99	Franklin Resources, Inc.	2,505
57	Goldman Sachs Group, Inc. (The)	13,552
57	Intercontinental Exchange, Inc.	5,685
47	Invesco Ltd.	813
125	Janus Henderson Group PLC	3,159
127	Legg Mason, Inc.	4,972
85	Moody’s Corp.	21,827
51	MSCI, Inc.	14,576
62	Northern Trust Corp.	6,064
52	S&P Global, Inc.	15,274
202	SEI Investments Co.	13,182
346	State Street Corp.	26,168

		201,577

	Chemicals — 0.6%
29	DuPont de Nemours, Inc.	1,484
57	Ecolab, Inc.	11,178
68	HB Fuller Co.	3,142
49	Innospec, Inc.	4,936
13	International Flavors & Fragrances, Inc.	1,704
53	Linde PLC	10,766
60	Minerals Technologies, Inc.	3,248
33	Stepan Co.	3,256

		39,714

	Commercial Services & Supplies — 0.3%
64	Healthcare Services Group, Inc.	1,639
35	MSA Safety, Inc.	4,746
52	Tetra Tech, Inc.	4,451
47	Waste Management, Inc.	5,720

		16,556

	Communications Equipment — 0.6%
82	Ciena Corp.(a)	3,335
469	Cisco Systems, Inc.	21,560
9	F5 Networks, Inc.(a)	1,099
46	InterDigital, Inc.	2,542
46	Lumentum Holdings, Inc.(a)	3,485
18	Motorola Solutions, Inc.	3,186

		35,207

	Construction & Engineering — 0.2%
157	AECOM(a)	7,572

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — (continued)
192	Fluor Corp.	$3,435

		11,007

	Consumer Finance — 0.5%
42	American Express Co.	5,454
250	Capital One Financial Corp.	24,950
112	Navient Corp.	1,611

		32,015

	Containers & Packaging — 0.2%
89	Ball Corp.	6,424
55	International Paper Co.	2,240
244	O-I Glass, Inc.	3,079

		11,743

	Distributors — 0.1%
39	Genuine Parts Co.	3,649
23	POOL CORP.	5,044

		8,693

	Diversified Consumer Services — 0.1%
103	Service Corp. International	4,939

	Diversified Telecommunication Services — 0.2%
178	AT&T, Inc.	6,696
95	Verizon Communications, Inc.	5,647

		12,343

	Electric Utilities — 0.4%
127	American Electric Power Co., Inc.	13,236
21	Edison International	1,608
32	Eversource Energy	2,958
27	FirstEnergy Corp.	1,371
46	IDACORP, Inc.	5,161
48	PPL Corp.	1,737

		26,071

	Electrical Equipment — 0.2%
18	Acuity Brands, Inc.	2,122
58	Eaton Corp. PLC	5,479
32	Hubbell, Inc.	4,583

		12,184

	Electronic Equipment, Instruments & Components — 0.7%
87	Avnet, Inc.	3,175
36	Belden, Inc.	1,774
91	Cognex Corp.	4,638
19	Coherent, Inc.(a)	2,687
44	Corning, Inc.	1,174
17	Littelfuse, Inc.	3,007
17	Rogers Corp.(a)	2,002
186	TE Connectivity Ltd.	17,145
106	Trimble, Inc.(a)	4,507
157	Vishay Intertechnology, Inc.	3,186

		43,295

	Energy Equipment & Services — 0.3%
55	Apergy Corp.(a)	1,422
67	Baker Hughes Co.	1,451
30	Core Laboratories NV	1,054
94	National Oilwell Varco, Inc.	1,937
93	Oceaneering International, Inc.(a)	1,154
82	Oil States International, Inc.(a)	884
346	Schlumberger Ltd.	11,595
67	TechnipFMC PLC	1,106

		20,603

	Entertainment — 1.0%
35	Activision Blizzard, Inc.	$2,047
75	Cinemark Holdings, Inc.	2,363
23	Electronic Arts, Inc.(a)	2,482
83	Netflix, Inc.(a)	28,642
28	Take-Two Interactive Software, Inc.(a)	3,490
173	Walt Disney Co. (The)	23,928

		62,952

	Food & Staples Retailing — 0.2%
101	Kroger Co. (The)	2,713
282	SpartanNash Co.	3,435
30	Sysco Corp.	2,464
105	Walgreens Boots Alliance, Inc.	5,339

		13,951

	Food Products — 0.5%
72	Campbell Soup Co.	3,484
559	Danone S.A., Sponsored ADR	8,916
53	General Mills, Inc.	2,768
95	Hain Celestial Group, Inc. (The)(a)	2,300
7	Hershey Co. (The)	1,086
41	Hormel Foods Corp.	1,938
46	Ingredion, Inc.	4,048
17	J.M. Smucker Co. (The)	1,761
63	Kellogg Co.	4,297
7	McCormick & Co., Inc.	1,144
13	Mondelez International, Inc., Class A	746

		32,488

	Gas Utilities — 0.3%
93	New Jersey Resources Corp.	3,843
53	ONE Gas, Inc.	5,008
102	South Jersey Industries, Inc.	3,142
112	UGI Corp.	4,658

		16,651

	Health Care Equipment & Supplies — 0.6%
4	Becton Dickinson & Co.	1,101
16	Boston Scientific Corp.(a)	670
5	Cooper Cos., Inc. (The)	1,734
18	Danaher Corp.	2,896
19	DENTSPLY SIRONA, Inc.	1,064
2	Edwards Lifesciences Corp.(a)	440
51	Globus Medical, Inc., Class A(a)	2,666
26	Haemonetics Corp.(a)	2,792
46	Hill-Rom Holdings, Inc.	4,899
26	Hologic, Inc.(a)	1,392
3	Intuitive Surgical, Inc.(a)	1,679
162	Meridian Bioscience, Inc.	1,594
38	Merit Medical Systems, Inc.(a)	1,384
7	STERIS PLC	1,055
2	Stryker Corp.	421
36	Varian Medical Systems, Inc.(a)	5,060
33	West Pharmaceutical Services, Inc.	5,146

		35,993

	Health Care Providers & Services — 1.7%
53	Acadia Healthcare Co., Inc.(a)	1,703
17	Amedisys, Inc.(a)	3,000
9	Anthem, Inc.	2,388
38	BioTelemetry, Inc.(a)	1,859
90	Centene Corp.(a)	5,653
11	Chemed Corp.	5,137
14	Cigna Corp.	2,693
264	CVS Health Corp.	17,905

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — (continued)
19	DaVita, Inc.(a)	$1,518
44	Encompass Health Corp.	3,389
120	HCA Healthcare, Inc.	16,656
31	Henry Schein, Inc.(a)	2,137
49	Humana, Inc.	16,476
23	Laboratory Corp. of America Holdings(a)	4,034
186	MEDNAX, Inc.(a)	4,291
86	Patterson Cos., Inc.	1,893
36	Quest Diagnostics, Inc.	3,984
36	UnitedHealth Group, Inc.	9,808

		104,524

	Health Care Technology — 0.3%
184	Allscripts Healthcare Solutions, Inc.(a)	1,579
185	Cerner Corp.	13,288
85	HMS Holdings Corp.(a)	2,322

		17,189

	Hotels, Restaurants & Leisure — 1.4%
15	Domino’s Pizza, Inc.	4,226
47	Dunkin’ Brands Group, Inc.	3,670
117	Hilton Worldwide Holdings, Inc.	12,613
30	Jack in the Box, Inc.	2,453
30	Marriott Vacations Worldwide Corp.	3,607
10	McDonald’s Corp.	2,140
552	MGM Resorts International	17,145
11	Royal Caribbean Cruises Ltd.	1,288
153	Starbucks Corp.	12,979
181	Wendy’s Co. (The)	3,922
344	Yum China Holdings, Inc.	14,816
69	Yum! Brands, Inc.	7,298

		86,157

	Household Durables — 0.2%
140	KB Home	5,257
106	Meritage Homes Corp.(a)	7,522

		12,779

	Household Products — 0.6%
160	Colgate-Palmolive Co.	11,805
220	Procter & Gamble Co. (The)	27,416

		39,221

	Independent Power & Renewable Electricity Producers — 0.4%
94	AES Corp. (The)	1,867
149	Ormat Technologies, Inc.	11,810
353	Pattern Energy Group, Inc., Class A	9,499

		23,176

	Industrial Conglomerates — 0.3%
1,632	General Electric Co.	20,318
8	Honeywell International, Inc.	1,386

		21,704

	Insurance — 1.0%
26	Aflac, Inc.	1,341
45	Allstate Corp. (The)	5,334
337	American International Group, Inc.	16,938
13	Brighthouse Financial, Inc.(a)	506
69	Chubb Ltd.	10,487
82	First American Financial Corp.	5,082
30	Hanover Insurance Group, Inc. (The)	4,158
47	Hartford Financial Services Group, Inc. (The)	2,786
46	Lincoln National Corp.	2,506
28	Marsh & McLennan Cos., Inc.	3,132
87	Prudential Financial, Inc.	7,922
	Insurance — (continued)
31	Travelers Cos., Inc. (The)	$4,080

		64,272

	Interactive Media & Services — 1.8%
15	Alphabet, Inc., Class A(a)	21,491
34	Alphabet, Inc., Class C(a)	48,764
223	Facebook, Inc., Class A(a)	45,026

		115,281

	Internet & Direct Marketing Retail — 1.7%
147	Alibaba Group Holding Ltd., Sponsored ADR(a)	30,369
18	Amazon.com, Inc.(a)	36,157
12	Booking Holdings, Inc.(a)	21,966
432	eBay, Inc.	14,498
59	Etsy, Inc.(a)	2,880

		105,870

	IT Services — 2.3%
102	Automatic Data Processing, Inc.	17,482
75	Cognizant Technology Solutions Corp., Class A	4,604
387	DXC Technology Co.	12,338
16	Fiserv, Inc.(a)	1,898
76	Gartner, Inc.(a)	12,219
26	International Business Machines Corp.	3,737
61	MasterCard, Inc., Class A	19,272
27	Paychex, Inc.	2,316
34	PayPal Holdings, Inc.(a)	3,872
239	Sabre Corp.	5,148
10	VeriSign, Inc.(a)	2,081
257	Visa, Inc., Class A	51,135
24	WEX, Inc.(a)	5,206

		141,308

	Leisure Products — 0.0%
112	Callaway Golf Co.	2,399

	Life Sciences Tools & Services — 0.2%
21	Agilent Technologies, Inc.	1,734
2	Illumina, Inc.(a)	580
11	IQVIA Holdings, Inc.(a)	1,708
44	Repligen Corp.(a)	4,417
18	Thermo Fisher Scientific, Inc.	5,637
4	Waters Corp.(a)	895

		14,971

	Machinery — 1.6%
59	AGCO Corp.	4,138
509	Briggs & Stratton Corp.	1,868
129	Caterpillar, Inc.	16,944
79	Cummins, Inc.	12,638
100	Deere & Co.	15,858
59	Flowserve Corp.	2,754
78	ITT, Inc.	5,232
99	Kennametal, Inc.	3,098
63	Oshkosh Corp.	5,421
113	Parker-Hannifin Corp.	22,113
17	Proto Labs, Inc.(a)	1,760
81	Terex Corp.	2,053
68	Toro Co. (The)	5,441
18	Xylem, Inc.	1,470

		100,788

	Media — 0.9%
4	Cable One, Inc.	6,816
41	Charter Communications, Inc., Class A(a)	21,216
385	Comcast Corp., Class A	16,628

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Media — (continued)
31	Discovery, Inc., Series C(a)	$861
64	Fox Corp., Class A	2,373
71	Interpublic Group of Cos., Inc. (The)	1,612
84	New York Times Co. (The), Class A	2,689
55	Omnicom Group, Inc.	4,142
68	ViacomCBS, Inc., Class B	2,321

		58,658

	Metals & Mining — 0.4%
147	Commercial Metals Co.	3,021
165	Newmont Corp.	7,435
12	Nucor Corp.	570
61	Reliance Steel & Aluminum Co.	7,003
39	Royal Gold, Inc.	4,497

		22,526

	Multi-Utilities — 0.3%
74	Consolidated Edison, Inc.	6,956
30	DTE Energy Co.	3,978
19	Sempra Energy	3,052
19	WEC Energy Group, Inc.	1,898

		15,884

	Multiline Retail — 0.1%
10	Macy’s, Inc.	160
56	Target Corp.	6,201

		6,361

	Oil, Gas & Consumable Fuels — 1.0%
531	Apache Corp.	14,570
113	Concho Resources, Inc.	8,563
887	Denbury Resources, Inc.(a)	874
89	Devon Energy Corp.	1,933
87	Diamondback Energy, Inc.	6,473
110	EOG Resources, Inc.	8,020
141	EQT Corp.	853
117	Green Plains, Inc.	1,459
226	Marathon Oil Corp.	2,569
145	Noble Energy, Inc.	2,867
78	ONEOK, Inc.	5,840
852	Southwestern Energy Co.(a)	1,338
38	Valero Energy Corp.	3,204
75	World Fuel Services Corp.	2,934

		61,497

	Paper & Forest Products — 0.1%
62	Domtar Corp.	2,159
104	Louisiana-Pacific Corp.	3,191

		5,350

	Personal Products — 0.0%
10	Estee Lauder Cos., Inc. (The), Class A	1,952

	Pharmaceuticals — 1.2%
2	Allergan PLC	373
60	Bristol-Myers Squibb Co.	3,777
75	Catalent, Inc.(a)	4,583
38	Eli Lilly & Co.	5,306
128	Merck & Co., Inc.	10,936
99	Novartis AG, Sponsored ADR	9,357
235	Novo Nordisk AS, Sponsored ADR	14,295
24	Perrigo Co. PLC	1,369
212	Pfizer, Inc.	7,895
370	Roche Holding AG, Sponsored ADR	15,466

		73,357

	Professional Services — 0.2%
62	Exponent, Inc.	$4,512
23	Insperity, Inc.	2,009
63	Korn Ferry	2,582
38	ManpowerGroup, Inc.	3,476
32	Nielsen Holdings PLC	653

		13,232

	Real Estate Management & Development — 0.1%
40	CBRE Group, Inc., Class A(a)	2,442
32	Jones Lang LaSalle, Inc.	5,434

		7,876

	REITs – Apartments — 0.4%
114	American Campus Communities, Inc.	5,229
9	AvalonBay Communities, Inc.	1,950
77	Camden Property Trust	8,657
43	Equity Residential	3,573
11	Essex Property Trust, Inc.	3,407
3	Mid-America Apartment Communities, Inc.	412

		23,228

	REITs – Diversified — 0.2%
16	Crown Castle International Corp.	2,398
13	Digital Realty Trust, Inc.	1,599
4	Equinix, Inc.	2,359
114	Weyerhaeuser Co.	3,300

		9,656

	REITs – Health Care — 0.2%
38	Ventas, Inc.	2,199
113	Welltower, Inc.	9,595

		11,794

	REITs – Hotels — 0.0%
128	Host Hotels & Resorts, Inc.	2,092

	REITs – Office Property — 0.5%
17	Boston Properties, Inc.	2,437
175	Corporate Office Properties Trust	5,210
194	Douglas Emmett, Inc.	8,051
258	Easterly Government Properties, Inc.	6,246
86	Kilroy Realty Corp.	7,101

		29,045

	REITs – Regional Malls — 0.0%
19	Simon Property Group, Inc.	2,530

	REITs – Storage — 0.0%
23	Iron Mountain, Inc.	727
4	Public Storage	895

		1,622

	REITs – Warehouse/Industrials — 0.2%
55	CyrusOne, Inc.	3,347
141	Liberty Property Trust	8,833

		12,180

	Road & Rail — 0.4%
17	Kansas City Southern	2,868
49	Norfolk Southern Corp.	10,202
52	Ryder System, Inc.	2,482
53	Union Pacific Corp.	9,509

		25,061

	Semiconductors & Semiconductor Equipment — 1.6%
14	Advanced Micro Devices, Inc.(a)	658
61	Applied Materials, Inc.	3,537
35	Cabot Microelectronics Corp.	5,093

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — (continued)
66	Cirrus Logic, Inc.(a)	$5,069
50	Cree, Inc.(a)	2,325
160	First Solar, Inc.(a)	7,933
350	Intel Corp.	22,375
82	NVIDIA Corp.	19,387
161	QUALCOMM, Inc.	13,735
51	Silicon Laboratories, Inc.(a)	5,014
109	Texas Instruments, Inc.	13,151

		98,277

	Software — 1.9%
17	Adobe, Inc.(a)	5,969
144	Autodesk, Inc.(a)	28,346
39	Blackbaud, Inc.	3,055
56	Bottomline Technologies, Inc.(a)	3,002
13	Citrix Systems, Inc.	1,576
17	Fair Isaac Corp.(a)	6,841
30	LogMeIn, Inc.	2,579
183	Microsoft Corp.	31,152
36	NortonLifeLock, Inc.	1,023
491	Oracle Corp.	25,753
47	PTC, Inc.(a)	3,907
35	Qualys, Inc.(a)	3,001
20	salesforce.com, Inc.(a)	3,646

		119,850

	Specialty Retail — 0.7%
40	Aaron’s, Inc.	2,374
112	American Eagle Outfitters, Inc.	1,613
42	Asbury Automotive Group, Inc.(a)	4,051
16	Best Buy Co., Inc.	1,355
21	Five Below, Inc.(a)	2,378
60	Home Depot, Inc. (The)	13,686
30	Lithia Motors, Inc., Class A	4,069
36	Lowe’s Cos., Inc.	4,185
34	Monro, Inc.	2,132
9	Tiffany & Co.	1,206
40	TJX Cos., Inc. (The)	2,362
42	Williams-Sonoma, Inc.	2,943

		42,354

	Technology Hardware, Storage & Peripherals — 0.8%
91	Apple, Inc.	28,165
460	Hewlett Packard Enterprise Co.	6,408
281	HP, Inc.	5,991
108	NCR Corp.(a)	3,642
36	NetApp, Inc.	1,922
27	Seagate Technology PLC	1,539
20	Western Digital Corp.	1,310
47	Xerox Holdings Corp.	1,672

		50,649

	Textiles, Apparel & Luxury Goods — 0.5%
25	Deckers Outdoor Corp.(a)	4,773
17	Hanesbrands, Inc.	234
50	NIKE, Inc., Class B	4,815
4	PVH Corp.	349
32	Tapestry, Inc.	824
710	Under Armour, Inc., Class A(a)	14,328
99	Wolverine World Wide, Inc.	3,125

		28,448

	Thrifts & Mortgage Finance — 0.1%
385	New York Community Bancorp, Inc.	4,258

	Trading Companies & Distributors — 0.2%
171	Fastenal Co.	$5,965
32	GATX Corp.	2,436
18	W.W. Grainger, Inc.	5,448

		13,849

	Water Utilities — 0.3%
84	American Water Works Co., Inc.	11,441
108	Essential Utilities, Inc.	5,609

		17,050

	Wireless Telecommunication Services — 0.0%
71	Shenandoah Telecommunications Co.	2,865

	Total Common Stocks (Identified Cost $2,576,536)	2,712,061

Principal Amount
Bonds and Notes — 14.1%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$4,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	4,063

	Automotive — 0.3%
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,581
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,149

		16,730

	Banking — 2.3%
8,000	American Express Co., 3.700%, 8/03/2023	8,501
6,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	6,143
9,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	9,042
7,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	7,514
8,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	8,366
8,000	Capital One Financial Corp., 3.300%, 10/30/2024	8,439
8,000	Citigroup, Inc., 4.600%, 3/09/2026	8,967
5,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	5,217
5,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	5,071
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	6,460
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,306
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,402
8,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	8,617
9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,282
4,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	4,002
5,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,152
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,173
4,000	Santander UK PLC, 2.375%, 3/16/2020	4,003
9,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	9,415
8,000	Westpac Banking Corp., 2.750%, 1/11/2023	8,233

		143,305

	Cable Satellite — 0.1%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,388

	Construction Machinery — 0.1%
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,152

	Consumer Cyclical Services — 0.2%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,519
7,000	eBay, Inc., 3.800%, 3/09/2022	7,253

		10,772

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.2%
$6,000	Duke Energy Corp., 3.750%, 4/15/2024	$6,424
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,501

		14,925

	Financial Other — 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,172

	Food & Beverage — 0.1%
8,000	General Mills, Inc., 4.000%, 4/17/2025	8,750

	Government Owned – No Guarantee — 0.3%
14,000	Federal National Mortgage Association, 6.625%, 11/15/2030	20,576

	Health Insurance — 0.3%
8,000	Anthem, Inc., 4.101%, 3/01/2028	8,844
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	9,511

		18,355

	Healthcare — 0.4%
7,000	CVS Health Corp., 4.300%, 3/25/2028	7,757
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,064
7,000	McKesson Corp., 3.950%, 2/16/2028	7,626
4,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	4,142

		23,589

	Independent Energy — 0.1%
9,000	EQT Corp., 3.000%, 10/01/2022	8,669

	Integrated Energy — 0.4%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,594
8,000	Chevron Corp., 1.961%, 3/03/2020	8,001
6,000	Shell International Finance BV, 6.375%, 12/15/2038	9,026

		25,621

	Life Insurance — 0.2%
8,000	American International Group, Inc., 4.125%, 2/15/2024	8,670
3,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	3,039

		11,709

	Midstream — 0.3%
8,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	8,492
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,571

		17,063

	Mortgage Related — 3.0%
12,626	FHLMC, 3.000%, 6/01/2049	12,928
71,065	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	72,842
68,142	FNMA, 3.500%, with various maturities in 2049(c)	70,302
17,452	FNMA, 4.000%, with various maturities in 2049(c)	18,242
11,188	FNMA, 4.500%, with various maturities in 2049(c)	11,834

		186,148

	Oil Field Services — 0.1%
8,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	8,212

	Pharmaceuticals — 0.2%
6,000	AbbVie, Inc., 3.600%, 5/14/2025	6,413
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,142

		14,555

	Railroads — 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	8,299

	REITs – Office Property — 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,166

	Restaurants — 0.2%
8,000	Starbucks Corp., 3.800%, 8/15/2025	8,755

	Technology — 0.9%
$8,000	Apple, Inc., 2.500%, 2/09/2025	$8,289
4,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	4,185
8,000	HP, Inc., 4.650%, 12/09/2021	8,394
8,000	International Business Machines Corp., 4.000%, 6/20/2042	9,276
8,000	Oracle Corp., 2.950%, 5/15/2025	8,450
8,000	QUALCOMM, Inc., 3.450%, 5/20/2025	8,590
8,000	VMware, Inc., 2.950%, 8/21/2022	8,187

		55,371

	Treasuries — 3.4%
9,000	U.S. Treasury Bond, 2.500%, 5/15/2046	9,866
17,000	U.S. Treasury Bond, 2.875%, 11/15/2046	20,010
28,000	U.S. Treasury Bond, 3.000%, 5/15/2045	33,395
8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	9,682
15,000	U.S. Treasury Bond, 3.000%, 2/15/2049	18,267
5,000	U.S. Treasury Bond, 4.250%, 11/15/2040	7,024
5,000	U.S. Treasury Bond, 4.375%, 5/15/2041	7,154
7,000	U.S. Treasury Bond, 4.500%, 2/15/2036	9,737
24,000	U.S. Treasury Bond, 5.250%, 2/15/2029	31,618
12,000	U.S. Treasury Note, 1.125%, 9/30/2021	11,949
10,000	U.S. Treasury Note, 1.625%, 8/31/2022	10,078
6,000	U.S. Treasury Note, 2.000%, 11/15/2026	6,221
15,000	U.S. Treasury Note, 2.125%, 12/31/2022	15,348
3,000	U.S. Treasury Note, 2.250%, 11/15/2025	3,144
9,000	U.S. Treasury Note, 2.250%, 11/15/2027	9,526
8,000	U.S. Treasury Note, 2.625%, 2/15/2029	8,758

		211,777

	Wireless — 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,467

	Wirelines — 0.4%
8,000	AT&T, Inc., 3.400%, 5/15/2025	8,489
8,000	AT&T, Inc., 3.875%, 1/15/2026	8,688
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.010%, 5/15/2025(d)	7,205

		24,382

	Total Bonds and Notes (Identified Cost $857,009)	880,971

Shares
Exchange-Traded Funds — 10.6%
7,591	iShares® ESG MSCI EAFE ETF	507,534
4,574	iShares® ESG MSCI Emerging Markets ETF	155,287

	Total Exchange-Traded Funds (Identified Cost $632,026)	662,821

Affiliated Mutual Funds — 30.7%
29,722	Loomis Sayles Inflation Protected Securities Fund, Class N	322,480
31,396	Loomis Sayles Limited Term Government and Agency Fund, Class N	357,919
40,428	Mirova Global Green Bond Fund, Class N	429,745
66,061	Mirova International Sustainable Equity Fund, Class N	810,571

	Total Affiliated Mutual Funds (Identified Cost $1,844,090)	1,920,715

	Total Investments — 98.8% (Identified Cost $5,909,661)	6,176,568
	Other assets less liabilities — 1.2%	73,352

	Net Assets — 100.0%	$6,249,920

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2030 Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of January 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of January 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2020

Equity	67.0%
Fixed Income	31.8

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 53.3% of Net Assets
	Aerospace & Defense — 0.4%
26	Axon Enterprise, Inc.(a)	$1,997
38	Moog, Inc., Class A	3,405
4	Raytheon Co.	884
20	Teledyne Technologies, Inc.(a)	7,301
46	United Technologies Corp.	6,909

		20,496

	Air Freight & Logistics — 0.7%
334	Expeditors International of Washington, Inc.	24,395
46	FedEx Corp.	6,654
58	United Parcel Service, Inc., Class B	6,004

		37,053

	Airlines — 0.2%
340	American Airlines Group, Inc.	9,125
20	Delta Air Lines, Inc.	1,115

		10,240

	Auto Components — 0.3%
162	American Axle & Manufacturing Holdings, Inc.(a)	1,497
106	Aptiv PLC	8,988
24	BorgWarner, Inc.	823
153	Delphi Technologies PLC(a)	2,347
167	Goodyear Tire & Rubber Co. (The)	2,193
34	Visteon Corp.(a)	2,713

		18,561

	Automobiles — 0.5%
983	Fiat Chrysler Automobiles NV	12,798
389	General Motors Co.	12,989
36	Thor Industries, Inc.	2,899

		28,686

	Banks — 3.5%
99	Ameris Bancorp	3,979
177	BancorpSouth Bank	5,057
834	Bank of America Corp.	27,380
403	Cadence BanCorp	6,299
384	Citigroup, Inc.	28,573
238	Citizens Financial Group, Inc.	8,873
135	Columbia Banking System, Inc.	5,225
14	Comerica, Inc.	856
89	Cullen/Frost Bankers, Inc.	7,935
310	Fulton Financial Corp.	5,106
266	Huntington Bancshares, Inc.	3,610
163	International Bancshares Corp.	6,422
401	KeyCorp	7,503
26	M&T Bank Corp.	4,382
634	People’s United Financial, Inc.	9,776
86	PNC Financial Services Group, Inc. (The)	12,775
162	Regions Financial Corp.	2,522
150	TCF Financial Corp.	6,342
142	Truist Financial Corp.	7,323
252	Trustmark Corp.	8,059
328	Wells Fargo & Co.	15,396
65	Wintrust Financial Corp.	4,113
130	Zions Bancorp N.A.	5,914

		193,420

	Beverages — 1.5%
100	Brown-Forman Corp., Class B	6,764
415	Coca-Cola Co. (The)	24,236
68	Constellation Brands, Inc., Class A	12,804
524	Monster Beverage Corp.(a)	34,899
51	PepsiCo, Inc.	7,243

		85,946

	Biotechnology — 1.6%
69	AbbVie, Inc.	5,591
86	Amgen, Inc.	18,580
15	Biogen, Inc.(a)	4,033
136	BioMarin Pharmaceutical, Inc.(a)	11,356
116	Gilead Sciences, Inc.	7,331
23	Ligand Pharmaceuticals, Inc.(a)	2,020
113	Regeneron Pharmaceuticals, Inc.(a)	38,187
6	Vertex Pharmaceuticals, Inc.(a)	1,362

		88,460

	Building Products — 0.3%
246	Johnson Controls International PLC	9,705
26	Lennox International, Inc.	6,057

		15,762

	Capital Markets — 3.9%
4	Affiliated Managers Group, Inc.	319
12	Ameriprise Financial, Inc.	1,985
466	Bank of New York Mellon Corp. (The)	20,868
18	BlackRock, Inc.	9,492
472	Charles Schwab Corp. (The)	21,500
24	CME Group, Inc.	5,211
65	FactSet Research Systems, Inc.	18,597
89	Franklin Resources, Inc.	2,252
55	Goldman Sachs Group, Inc. (The)	13,076
60	Intercontinental Exchange, Inc.	5,984
54	Invesco Ltd.	934
126	Janus Henderson Group PLC	3,184
131	Legg Mason, Inc.	5,129
84	Moody’s Corp.	21,570
69	MSCI, Inc.	19,720
63	Northern Trust Corp.	6,162
52	S&P Global, Inc.	15,274
284	SEI Investments Co.	18,534
343	State Street Corp.	25,941

		215,732

	Chemicals — 0.7%
29	DuPont de Nemours, Inc.	1,484
60	Ecolab, Inc.	11,767
69	HB Fuller Co.	3,188
52	Innospec, Inc.	5,238
14	International Flavors & Fragrances, Inc.	1,836
54	Linde PLC	10,969
58	Minerals Technologies, Inc.	3,139
34	Stepan Co.	3,354

		40,975

	Commercial Services & Supplies — 0.3%
62	Healthcare Services Group, Inc.	1,587
37	MSA Safety, Inc.	5,017
54	Tetra Tech, Inc.	4,623
50	Waste Management, Inc.	6,085

		17,312

	Communications Equipment — 0.7%
84	Ciena Corp.(a)	3,416
589	Cisco Systems, Inc.	27,077
9	F5 Networks, Inc.(a)	1,099
44	InterDigital, Inc.	2,431
47	Lumentum Holdings, Inc.(a)	3,561
20	Motorola Solutions, Inc.	3,540

		41,124

	Construction & Engineering — 0.2%
166	AECOM(a)	8,006

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — continued
194	Fluor Corp.	$3,471

		11,477

	Consumer Finance — 0.6%
42	American Express Co.	5,455
244	Capital One Financial Corp.	24,351
119	Navient Corp.	1,711

		31,517

	Containers & Packaging — 0.2%
92	Ball Corp.	6,641
50	International Paper Co.	2,036
247	O-I Glass, Inc.	3,117

		11,794

	Distributors — 0.2%
40	Genuine Parts Co.	3,743
24	POOL CORP.	5,263

		9,006

	Diversified Consumer Services — 0.1%
105	Service Corp. International	5,035

	Diversified Telecommunication Services — 0.2%
189	AT&T, Inc.	7,110
101	Verizon Communications, Inc.	6,004

		13,114

	Electric Utilities — 0.5%
129	American Electric Power Co., Inc.	13,444
22	Edison International	1,684
33	Eversource Energy	3,051
29	FirstEnergy Corp.	1,473
49	IDACORP, Inc.	5,497
42	PPL Corp.	1,520

		26,669

	Electrical Equipment — 0.2%
18	Acuity Brands, Inc.	2,122
60	Eaton Corp. PLC	5,668
34	Hubbell, Inc.	4,870

		12,660

	Electronic Equipment, Instruments & Components — 0.8%
88	Avnet, Inc.	3,211
37	Belden, Inc.	1,823
95	Cognex Corp.	4,842
20	Coherent, Inc.(a)	2,829
47	Corning, Inc.	1,254
18	Littelfuse, Inc.	3,184
17	Rogers Corp.(a)	2,002
181	TE Connectivity Ltd.	16,685
107	Trimble, Inc.(a)	4,550
159	Vishay Intertechnology, Inc.	3,226

		43,606

	Energy Equipment & Services — 0.4%
54	Apergy Corp.(a)	1,396
71	Baker Hughes Co.	1,538
29	Core Laboratories NV	1,019
87	National Oilwell Varco, Inc.	1,793
93	Oceaneering International, Inc.(a)	1,154
82	Oil States International, Inc.(a)	884
435	Schlumberger Ltd.	14,577
72	TechnipFMC PLC	1,189

		23,550

	Entertainment — 1.1%
36	Activision Blizzard, Inc.	2,105
76	Cinemark Holdings, Inc.	2,395
24	Electronic Arts, Inc.(a)	2,590
82	Netflix, Inc.(a)	28,298
30	Take-Two Interactive Software, Inc.(a)	3,739
178	Walt Disney Co. (The)	24,619

		63,746

	Food & Staples Retailing — 0.3%
93	Kroger Co. (The)	2,498
286	SpartanNash Co.	3,484
32	Sysco Corp.	2,628
109	Walgreens Boots Alliance, Inc.	5,543

		14,153

	Food Products — 0.7%
73	Campbell Soup Co.	3,533
791	Danone S.A., Sponsored ADR	12,616
54	General Mills, Inc.	2,820
92	Hain Celestial Group, Inc. (The)(a)	2,227
8	Hershey Co. (The)	1,241
42	Hormel Foods Corp.	1,985
49	Ingredion, Inc.	4,312
15	J.M. Smucker Co. (The)	1,554
65	Kellogg Co.	4,434
9	McCormick & Co., Inc.	1,470
23	Mondelez International, Inc., Class A	1,320

		37,512

	Gas Utilities — 0.3%
94	New Jersey Resources Corp.	3,884
56	ONE Gas, Inc.	5,292
104	South Jersey Industries, Inc.	3,203
114	UGI Corp.	4,742

		17,121

	Health Care Equipment & Supplies — 0.8%
5	Becton Dickinson & Co.	1,376
27	Boston Scientific Corp.(a)	1,130
6	Cooper Cos., Inc. (The)	2,081
20	Danaher Corp.	3,217
20	DENTSPLY SIRONA, Inc.	1,120
3	Edwards Lifesciences Corp.(a)	660
49	Globus Medical, Inc., Class A(a)	2,562
25	Haemonetics Corp.(a)	2,685
49	Hill-Rom Holdings, Inc.	5,218
26	Hologic, Inc.(a)	1,392
3	Intuitive Surgical, Inc.(a)	1,679
169	Meridian Bioscience, Inc.	1,663
37	Merit Medical Systems, Inc.(a)	1,348
7	STERIS PLC	1,055
5	Stryker Corp.	1,053
55	Varian Medical Systems, Inc.(a)	7,731
36	West Pharmaceutical Services, Inc.	5,614

		41,584

	Health Care Providers & Services — 1.9%
51	Acadia Healthcare Co., Inc.(a)	1,639
17	Amedisys, Inc.(a)	3,000
9	Anthem, Inc.	2,388
36	BioTelemetry, Inc.(a)	1,761
92	Centene Corp.(a)	5,778
12	Chemed Corp.	5,604
15	Cigna Corp.	2,886
261	CVS Health Corp.	17,701
19	DaVita, Inc.(a)	1,518

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
45	Encompass Health Corp.	$3,466
120	HCA Healthcare, Inc.	16,656
31	Henry Schein, Inc.(a)	2,137
49	Humana, Inc.	16,476
23	Laboratory Corp. of America Holdings(a)	4,034
184	MEDNAX, Inc.(a)	4,245
84	Patterson Cos., Inc.	1,849
36	Quest Diagnostics, Inc.	3,984
38	UnitedHealth Group, Inc.	10,353

		105,475

	Health Care Technology — 0.4%
179	Allscripts Healthcare Solutions, Inc.(a)	1,536
256	Cerner Corp.	18,388
87	HMS Holdings Corp.(a)	2,377

		22,301

	Hotels, Restaurants & Leisure — 1.8%
16	Domino’s Pizza, Inc.	4,508
48	Dunkin’ Brands Group, Inc.	3,748
114	Hilton Worldwide Holdings, Inc.	12,289
29	Jack in the Box, Inc.	2,371
31	Marriott Vacations Worldwide Corp.	3,727
11	McDonald’s Corp.	2,354
547	MGM Resorts International	16,990
12	Royal Caribbean Cruises Ltd.	1,405
213	Starbucks Corp.	18,069
178	Wendy’s Co. (The)	3,857
494	Yum China Holdings, Inc.	21,277
98	Yum! Brands, Inc.	10,365

		100,960

	Household Durables — 0.2%
149	KB Home	5,595
111	Meritage Homes Corp.(a)	7,876

		13,471

	Household Products — 0.8%
202	Colgate-Palmolive Co.	14,903
253	Procter & Gamble Co. (The)	31,529

		46,432

	Independent Power & Renewable Electricity Producers — 0.4%
97	AES Corp. (The)	1,927
158	Ormat Technologies, Inc.	12,523
374	Pattern Energy Group, Inc., Class A	10,064

		24,514

	Industrial Conglomerates — 0.4%
1,610	General Electric Co.	20,044
8	Honeywell International, Inc.	1,386

		21,430

	Insurance — 1.2%
27	Aflac, Inc.	1,392
48	Allstate Corp. (The)	5,690
327	American International Group, Inc.	16,435
11	Brighthouse Financial, Inc.(a)	428
70	Chubb Ltd.	10,639
86	First American Financial Corp.	5,330
31	Hanover Insurance Group, Inc. (The)	4,296
50	Hartford Financial Services Group, Inc. (The)	2,964
50	Lincoln National Corp.	2,724
29	Marsh & McLennan Cos., Inc.	3,244
90	Prudential Financial, Inc.	8,196
32	Travelers Cos., Inc. (The)	4,212

		65,550

	Interactive Media & Services — 2.5%
19	Alphabet, Inc., Class A(a)	$27,223
38	Alphabet, Inc., Class C(a)	54,501
278	Facebook, Inc., Class A(a)	56,131

		137,855

	Internet & Direct Marketing Retail — 2.4%
207	Alibaba Group Holding Ltd., Sponsored ADR(a)	42,764
25	Amazon.com, Inc.(a)	50,218
12	Booking Holdings, Inc.(a)	21,967
429	eBay, Inc.	14,397
60	Etsy, Inc.(a)	2,929

		132,275

	IT Services — 2.8%
114	Automatic Data Processing, Inc.	19,538
76	Cognizant Technology Solutions Corp., Class A	4,665
375	DXC Technology Co.	11,955
17	Fiserv, Inc.(a)	2,016
74	Gartner, Inc.(a)	11,898
27	International Business Machines Corp.	3,881
62	MasterCard, Inc., Class A	19,588
27	Paychex, Inc.	2,316
36	PayPal Holdings, Inc.(a)	4,100
242	Sabre Corp.	5,213
10	VeriSign, Inc.(a)	2,081
318	Visa, Inc., Class A	63,273
26	WEX, Inc.(a)	5,640

		156,164

	Leisure Products — 0.0%
109	Callaway Golf Co.	2,335

	Life Sciences Tools & Services — 0.3%
22	Agilent Technologies, Inc.	1,816
4	Illumina, Inc.(a)	1,160
11	IQVIA Holdings, Inc.(a)	1,708
45	Repligen Corp.(a)	4,518
20	Thermo Fisher Scientific, Inc.	6,264
3	Waters Corp.(a)	671

		16,137

	Machinery — 1.9%
59	AGCO Corp.	4,138
496	Briggs & Stratton Corp.	1,820
128	Caterpillar, Inc.	16,813
79	Cummins, Inc.	12,638
126	Deere & Co.	19,981
59	Flowserve Corp.	2,754
83	ITT, Inc.	5,568
100	Kennametal, Inc.	3,129
65	Oshkosh Corp.	5,593
111	Parker-Hannifin Corp.	21,721
18	Proto Labs, Inc.(a)	1,863
79	Terex Corp.	2,003
72	Toro Co. (The)	5,761
20	Xylem, Inc.	1,633

		105,415

	Media — 1.1%
5	Cable One, Inc.	8,520
40	Charter Communications, Inc., Class A(a)	20,698
374	Comcast Corp., Class A	16,153
33	Discovery, Inc., Series C(a)	917
68	Fox Corp., Class A	2,522
72	Interpublic Group of Cos., Inc. (The)	1,634
86	New York Times Co. (The), Class A	2,753
57	Omnicom Group, Inc.	4,293

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
72	ViacomCBS, Inc., Class B	$2,457

		59,947

	Metals & Mining — 0.4%
143	Commercial Metals Co.	2,939
169	Newmont Corp.	7,615
16	Nucor Corp.	760
64	Reliance Steel & Aluminum Co.	7,347
42	Royal Gold, Inc.	4,843

		23,504

	Multi-Utilities — 0.3%
75	Consolidated Edison, Inc.	7,050
30	DTE Energy Co.	3,978
19	Sempra Energy	3,052
19	WEC Energy Group, Inc.	1,898

		15,978

	Multiline Retail — 0.1%
12	Macy’s, Inc.	191
56	Target Corp.	6,202

		6,393

	Oil, Gas & Consumable Fuels — 1.1%
523	Apache Corp.	14,351
110	Concho Resources, Inc.	8,336
873	Denbury Resources, Inc.(a)	860
90	Devon Energy Corp.	1,955
85	Diamondback Energy, Inc.	6,324
108	EOG Resources, Inc.	7,874
147	EQT Corp.	889
116	Green Plains, Inc.	1,447
229	Marathon Oil Corp.	2,604
147	Noble Energy, Inc.	2,906
79	ONEOK, Inc.	5,915
830	Southwestern Energy Co.(a)	1,303
39	Valero Energy Corp.	3,288
76	World Fuel Services Corp.	2,973

		61,025

	Paper & Forest Products — 0.1%
60	Domtar Corp.	2,089
105	Louisiana-Pacific Corp.	3,222

		5,311

	Personal Products — 0.0%
11	Estee Lauder Cos., Inc. (The), Class A	2,147

	Pharmaceuticals — 1.7%
3	Allergan PLC	560
63	Bristol-Myers Squibb Co.	3,966
80	Catalent, Inc.(a)	4,888
41	Eli Lilly & Co.	5,725
153	Merck & Co., Inc.	13,072
134	Novartis AG, Sponsored ADR	12,665
335	Novo Nordisk AS, Sponsored ADR	20,378
26	Perrigo Co. PLC	1,483
225	Pfizer, Inc.	8,379
506	Roche Holding AG, Sponsored ADR	21,151

		92,267

	Professional Services — 0.2%
63	Exponent, Inc.	4,584
24	Insperity, Inc.	2,097
64	Korn Ferry	2,623
38	ManpowerGroup, Inc.	3,477
43	Nielsen Holdings PLC	877

		13,658

	Real Estate Management & Development — 0.2%
42	CBRE Group, Inc., Class A(a)	2,564
34	Jones Lang LaSalle, Inc.	5,774

		8,338

	REITs – Apartments — 0.4%
121	American Campus Communities, Inc.	5,550
9	AvalonBay Communities, Inc.	1,950
80	Camden Property Trust	8,995
41	Equity Residential	3,406
12	Essex Property Trust, Inc.	3,717
4	Mid-America Apartment Communities, Inc.	549

		24,167

	REITs – Diversified — 0.2%
17	Crown Castle International Corp.	2,547
14	Digital Realty Trust, Inc.	1,722
5	Equinix, Inc.	2,949
110	Weyerhaeuser Co.	3,184

		10,402

	REITs – Health Care — 0.2%
35	Ventas, Inc.	2,025
119	Welltower, Inc.	10,104

		12,129

	REITs – Hotels — 0.0%
121	Host Hotels & Resorts, Inc.	1,977

	REITs – Office Property — 0.6%
20	Boston Properties, Inc.	2,867
174	Corporate Office Properties Trust	5,180
202	Douglas Emmett, Inc.	8,383
274	Easterly Government Properties, Inc.	6,633
91	Kilroy Realty Corp.	7,514

		30,577

	REITs – Regional Malls — 0.1%
19	Simon Property Group, Inc.	2,530

	REITs – Storage — 0.0%
31	Iron Mountain, Inc.	980
6	Public Storage	1,342

		2,322

	REITs – Warehouse/Industrials — 0.2%
56	CyrusOne, Inc.	3,408
147	Liberty Property Trust	9,209

		12,617

	Road & Rail — 0.5%
18	Kansas City Southern	3,036
51	Norfolk Southern Corp.	10,619
50	Ryder System, Inc.	2,386
56	Union Pacific Corp.	10,048

		26,089

	Semiconductors & Semiconductor Equipment — 2.0%
15	Advanced Micro Devices, Inc.(a)	705
65	Applied Materials, Inc.	3,769
38	Cabot Microelectronics Corp.	5,530
69	Cirrus Logic, Inc.(a)	5,300
49	Cree, Inc.(a)	2,278
166	First Solar, Inc.(a)	8,230
352	Intel Corp.	22,503
109	NVIDIA Corp.	25,771
229	QUALCOMM, Inc.	19,536
54	Silicon Laboratories, Inc.(a)	5,309
109	Texas Instruments, Inc.	13,151

		112,082

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Software — 2.6%
18	Adobe, Inc.(a)	$6,321
194	Autodesk, Inc.(a)	38,189
39	Blackbaud, Inc.	3,055
54	Bottomline Technologies, Inc.(a)	2,894
11	Citrix Systems, Inc.	1,333
18	Fair Isaac Corp.(a)	7,243
31	LogMeIn, Inc.	2,665
224	Microsoft Corp.	38,132
47	NortonLifeLock, Inc.	1,336
660	Oracle Corp.	34,617
50	PTC, Inc.(a)	4,156
34	Qualys, Inc.(a)	2,915
21	salesforce.com, Inc.(a)	3,828

		146,684

	Specialty Retail — 0.8%
40	Aaron’s, Inc.	2,374
117	American Eagle Outfitters, Inc.	1,685
43	Asbury Automotive Group, Inc.(a)	4,147
17	Best Buy Co., Inc.	1,440
21	Five Below, Inc.(a)	2,378
62	Home Depot, Inc. (The)	14,142
32	Lithia Motors, Inc., Class A	4,341
35	Lowe’s Cos., Inc.	4,068
33	Monro, Inc.	2,069
6	Tiffany & Co.	804
42	TJX Cos., Inc. (The)	2,480
43	Williams-Sonoma, Inc.	3,013

		42,941

	Technology Hardware, Storage & Peripherals — 0.9%
92	Apple, Inc.	28,475
479	Hewlett Packard Enterprise Co.	6,672
289	HP, Inc.	6,161
110	NCR Corp.(a)	3,709
38	NetApp, Inc.	2,029
29	Seagate Technology PLC	1,653
21	Western Digital Corp.	1,376
50	Xerox Holdings Corp.	1,779

		51,854

	Textiles, Apparel & Luxury Goods — 0.6%
26	Deckers Outdoor Corp.(a)	4,964
26	Hanesbrands, Inc.	358
53	NIKE, Inc., Class B	5,104
5	PVH Corp.	436
42	Tapestry, Inc.	1,082
985	Under Armour, Inc., Class A(a)	19,877
101	Wolverine World Wide, Inc.	3,188

		35,009

	Thrifts & Mortgage Finance — 0.1%
379	New York Community Bancorp, Inc.	4,192

	Trading Companies & Distributors — 0.3%
181	Fastenal Co.	6,313
33	GATX Corp.	2,512
20	W.W. Grainger, Inc.	6,054

		14,879

	Water Utilities — 0.3%
88	American Water Works Co., Inc.	11,986
112	Essential Utilities, Inc.	5,817

		17,803

	Wireless Telecommunication Services — 0.1%
72	Shenandoah Telecommunications Co.	2,905

	Total Common Stocks (Identified Cost $2,794,168)	2,966,352

Principal Amount
Bonds and Notes — 8.9%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$4,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	4,063

	Automotive — 0.1%
3,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,218
3,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	3,056

		6,274

	Banking — 1.4%
3,000	American Express Co., 3.700%, 8/03/2023	3,188
5,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	5,120
3,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	3,014
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,294
5,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	5,229
4,000	Capital One Financial Corp., 3.300%, 10/30/2024	4,220
5,000	Citigroup, Inc., 4.600%, 3/09/2026	5,604
3,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	3,130
3,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,042
3,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	3,230
5,000	HSBC Holdings PLC, 5.100%, 4/05/2021	5,192
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,251
5,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	5,386
4,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,125
3,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	3,001
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,061
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,087
3,000	Santander UK PLC, 2.375%, 3/16/2020	3,002
5,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	5,230
4,000	Westpac Banking Corp., 2.750%, 1/11/2023	4,116

		79,522

	Cable Satellite — 0.1%
5,000	Comcast Corp., 3.000%, 2/01/2024	5,242

	Construction Machinery — 0.1%
5,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	5,095

	Consumer Cyclical Services — 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,346
3,000	eBay, Inc., 3.800%, 3/09/2022	3,108

		5,454

	Electric — 0.2%
5,000	Duke Energy Corp., 3.750%, 4/15/2024	5,353
5,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,313

		10,666

	Financial Other — 0.1%
3,000	ORIX Corp., 2.900%, 7/18/2022	3,065

	Food & Beverage — 0.1%
5,000	General Mills, Inc., 4.000%, 4/17/2025	5,469

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Government Owned – No Guarantee — 0.1%
$6,000	Federal National Mortgage Association, 6.625%, 11/15/2030	$8,818

	Health Insurance — 0.2%
5,000	Anthem, Inc., 4.101%, 3/01/2028	5,527
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,435

		10,962

	Healthcare — 0.2%
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,433
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,032
3,000	McKesson Corp., 3.950%, 2/16/2028	3,268
2,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	2,071

		11,804

	Independent Energy — 0.1%
5,000	EQT Corp., 3.000%, 10/01/2022	4,816

	Integrated Energy — 0.2%
5,000	BP Capital Markets PLC, 3.814%, 2/10/2024	5,371
3,000	Chevron Corp., 1.961%, 3/03/2020	3,001
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,513

		12,885

	Life Insurance — 0.1%
5,000	American International Group, Inc., 4.125%, 2/15/2024	5,419
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,026

		7,445

	Midstream — 0.2%
5,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	5,307
5,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	5,357

		10,664

	Mortgage Related — 1.9%
47,275	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	48,429
38,939	FNMA, 3.500%, with various maturities in 2049(c)	40,172
8,431	FNMA, 4.000%, with various maturities in 2049(c)	8,807
6,373	FNMA, 4.500%, 5/01/2049	6,741

		104,149

	Oil Field Services — 0.1%
5,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	5,132

	Pharmaceuticals — 0.2%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	5,344
4,000	Amgen, Inc., 2.650%, 5/11/2022	4,071

		9,415

	Railroads — 0.1%
5,000	CSX Corp., 2.600%, 11/01/2026	5,187

	REITs – Office Property — 0.1%
3,000	Boston Properties LP, 2.750%, 10/01/2026	3,100

	Restaurants — 0.1%
5,000	Starbucks Corp., 3.800%, 8/15/2025	5,472

	Technology — 0.5%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,108
2,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	2,093
4,000	HP, Inc., 4.650%, 12/09/2021	4,197
5,000	International Business Machines Corp., 4.000%, 6/20/2042	5,798
5,000	Oracle Corp., 2.950%, 5/15/2025	5,281
5,000	QUALCOMM, Inc., 3.450%, 5/20/2025	5,369
4,000	VMware, Inc., 2.950%, 8/21/2022	4,093

		29,939

	Treasuries — 2.2%
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	5,481
10,000	U.S. Treasury Bond, 2.875%, 11/15/2046	11,771
16,000	U.S. Treasury Bond, 3.000%, 5/15/2045	19,083
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,841
9,000	U.S. Treasury Bond, 3.000%, 2/15/2049	10,960
3,000	U.S. Treasury Bond, 4.250%, 11/15/2040	4,214
3,000	U.S. Treasury Bond, 4.375%, 5/15/2041	4,293
4,000	U.S. Treasury Bond, 4.500%, 2/15/2036	5,564
14,000	U.S. Treasury Bond, 5.250%, 2/15/2029	18,444
12,000	U.S. Treasury Note, 1.125%, 9/30/2021	11,949
1,000	U.S. Treasury Note, 1.625%, 8/31/2022	1,008
3,000	U.S. Treasury Note, 2.000%, 11/15/2026	3,110
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,209
1,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,048
5,000	U.S. Treasury Note, 2.250%, 11/15/2027	5,292
5,000	U.S. Treasury Note, 2.625%, 2/15/2029	5,474

		121,741

	Wireless — 0.1%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,762

	Wirelines — 0.2%
3,000	AT&T, Inc., 3.400%, 5/15/2025	3,183
5,000	AT&T, Inc., 3.875%, 1/15/2026	5,430
6,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.010%, 5/15/2025(d)	6,176

		14,789

	Total Bonds and Notes (Identified Cost $480,771)	497,930

Shares
Exchange-Traded Funds — 12.7%
7,336	iShares® ESG MSCI EAFE ETF	490,485
6,301	iShares® ESG MSCI Emerging Markets ETF	213,919

	Total Exchange-Traded Funds (Identified Cost $661,708)	704,404

Affiliated Mutual Funds — 25.1%
19,314	Loomis Sayles Inflation Protected Securities Fund, Class N	209,556
18,364	Loomis Sayles Limited Term Government and Agency Fund, Class N	209,352
22,540	Mirova Global Green Bond Fund, Class N	239,601
60,036	Mirova International Sustainable Equity Fund, Class N	736,642

	Total Affiliated Mutual Funds (Identified Cost $1,295,879)	1,395,151

	Total Investments — 100.0% (Identified Cost $5,232,526)	5,563,837
	Other assets less liabilities — 0.0%	1,793

	Net Assets — 100.0%	$5,565,630

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of January 31, 2020 is disclosed.

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2035 Fund – (continued)

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of January 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2020

Equity	79.2%
Fixed Income	20.8

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 56.4% of Net Assets
	Aerospace & Defense — 0.4%
29	Axon Enterprise, Inc.(a)	$2,227
42	Moog, Inc., Class A	3,764
5	Raytheon Co.	1,105
22	Teledyne Technologies, Inc.(a)	8,031
45	United Technologies Corp.	6,759

		21,886

	Air Freight & Logistics — 0.7%
344	Expeditors International of Washington, Inc.	25,126
52	FedEx Corp.	7,521
60	United Parcel Service, Inc., Class B	6,211

		38,858

	Airlines — 0.2%
378	American Airlines Group, Inc.	10,146
18	Delta Air Lines, Inc.	1,003

		11,149

	Auto Components — 0.4%
178	American Axle & Manufacturing Holdings, Inc.(a)	1,645
115	Aptiv PLC	9,751
18	BorgWarner, Inc.	617
171	Delphi Technologies PLC(a)	2,623
189	Goodyear Tire & Rubber Co. (The)	2,481
39	Visteon Corp.(a)	3,113

		20,230

	Automobiles — 0.6%
1,094	Fiat Chrysler Automobiles NV	14,244
433	General Motors Co.	14,458
41	Thor Industries, Inc.	3,301

		32,003

	Banks — 3.7%
109	Ameris Bancorp	4,381
200	BancorpSouth Bank	5,714
928	Bank of America Corp.	30,466
434	Cadence BanCorp	6,783
429	Citigroup, Inc.	31,922
256	Citizens Financial Group, Inc.	9,544
152	Columbia Banking System, Inc.	5,882
11	Comerica, Inc.	673
97	Cullen/Frost Bankers, Inc.	8,649
349	Fulton Financial Corp.	5,748
304	Huntington Bancshares, Inc.	4,125
178	International Bancshares Corp.	7,013
440	KeyCorp	8,232
25	M&T Bank Corp.	4,213
680	People’s United Financial, Inc.	10,486
85	PNC Financial Services Group, Inc. (The)	12,627
169	Regions Financial Corp.	2,631
161	TCF Financial Corp.	6,807
141	Truist Financial Corp.	7,271
274	Trustmark Corp.	8,763
365	Wells Fargo & Co.	17,133
73	Wintrust Financial Corp.	4,620
149	Zions Bancorp N.A.	6,778

		210,461

	Beverages — 1.6%
114	Brown-Forman Corp., Class B	7,711
422	Coca-Cola Co. (The)	24,645
75	Constellation Brands, Inc., Class A	14,123
539	Monster Beverage Corp.(a)	35,897
51	PepsiCo, Inc.	7,243

		89,619

	Biotechnology — 1.6%
73	AbbVie, Inc.	5,914
90	Amgen, Inc.	19,445
13	Biogen, Inc.(a)	3,495
144	BioMarin Pharmaceutical, Inc.(a)	12,024
119	Gilead Sciences, Inc.	7,521
27	Ligand Pharmaceuticals, Inc.(a)	2,371
118	Regeneron Pharmaceuticals, Inc.(a)	39,877
7	Vertex Pharmaceuticals, Inc.(a)	1,589

		92,236

	Building Products — 0.3%
244	Johnson Controls International PLC	9,626
29	Lennox International, Inc.	6,756

		16,382

	Capital Markets — 4.1%
4	Affiliated Managers Group, Inc.	319
12	Ameriprise Financial, Inc.	1,985
506	Bank of New York Mellon Corp. (The)	22,659
19	BlackRock, Inc.	10,020
526	Charles Schwab Corp. (The)	23,959
25	CME Group, Inc.	5,428
65	FactSet Research Systems, Inc.	18,597
121	Franklin Resources, Inc.	3,061
61	Goldman Sachs Group, Inc. (The)	14,503
63	Intercontinental Exchange, Inc.	6,284
39	Invesco Ltd.	675
139	Janus Henderson Group PLC	3,513
144	Legg Mason, Inc.	5,638
94	Moody’s Corp.	24,138
71	MSCI, Inc.	20,292
66	Northern Trust Corp.	6,455
58	S&P Global, Inc.	17,036
294	SEI Investments Co.	19,186
376	State Street Corp.	28,437

		232,185

	Chemicals — 0.8%
33	DuPont de Nemours, Inc.	1,689
69	Ecolab, Inc.	13,532
78	HB Fuller Co.	3,604
54	Innospec, Inc.	5,439
16	International Flavors & Fragrances, Inc.	2,098
53	Linde PLC	10,766
64	Minerals Technologies, Inc.	3,464
37	Stepan Co.	3,650

		44,242

	Commercial Services & Supplies — 0.3%
68	Healthcare Services Group, Inc.	1,741
40	MSA Safety, Inc.	5,424
58	Tetra Tech, Inc.	4,964
57	Waste Management, Inc.	6,937

		19,066

	Communications Equipment — 0.8%
92	Ciena Corp.(a)	3,742
632	Cisco Systems, Inc.	29,053
8	F5 Networks, Inc.(a)	977
49	InterDigital, Inc.	2,707
53	Lumentum Holdings, Inc.(a)	4,016
22	Motorola Solutions, Inc.	3,894

		44,389

	Construction & Engineering — 0.2%
179	AECOM(a)	8,633

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — continued
214	Fluor Corp.	$3,829

		12,462

	Consumer Finance — 0.6%
42	American Express Co.	5,454
272	Capital One Financial Corp.	27,146
137	Navient Corp.	1,970

		34,570

	Containers & Packaging — 0.2%
98	Ball Corp.	7,074
49	International Paper Co.	1,995
278	O-I Glass, Inc.	3,508

		12,577

	Distributors — 0.2%
39	Genuine Parts Co.	3,649
27	POOL CORP.	5,921

		9,570

	Diversified Consumer Services — 0.1%
118	Service Corp. International	5,658

	Diversified Telecommunication Services — 0.3%
216	AT&T, Inc.	8,126
116	Verizon Communications, Inc.	6,895

		15,021

	Electric Utilities — 0.5%
128	American Electric Power Co., Inc.	13,340
21	Edison International	1,608
29	Eversource Energy	2,681
26	FirstEnergy Corp.	1,320
53	IDACORP, Inc.	5,946
47	PPL Corp.	1,701

		26,596

	Electrical Equipment — 0.2%
21	Acuity Brands, Inc.	2,475
64	Eaton Corp. PLC	6,046
36	Hubbell, Inc.	5,157

		13,678

	Electronic Equipment, Instruments & Components — 0.9%
97	Avnet, Inc.	3,540
42	Belden, Inc.	2,069
102	Cognex Corp.	5,199
23	Coherent, Inc.(a)	3,253
43	Corning, Inc.	1,148
20	Littelfuse, Inc.	3,538
19	Rogers Corp.(a)	2,237
202	TE Connectivity Ltd.	18,620
118	Trimble, Inc.(a)	5,017
175	Vishay Intertechnology, Inc.	3,551

		48,172

	Energy Equipment & Services — 0.4%
60	Apergy Corp.(a)	1,552
65	Baker Hughes Co.	1,408
32	Core Laboratories NV	1,124
96	National Oilwell Varco, Inc.	1,978
102	Oceaneering International, Inc.(a)	1,266
90	Oil States International, Inc.(a)	970
458	Schlumberger Ltd.	15,347
66	TechnipFMC PLC	1,090

		24,735

	Entertainment — 1.2%
40	Activision Blizzard, Inc.	2,339
84	Cinemark Holdings, Inc.	2,647
26	Electronic Arts, Inc.(a)	2,806
91	Netflix, Inc.(a)	31,403
35	Take-Two Interactive Software, Inc.(a)	4,362
189	Walt Disney Co. (The)	26,141

		69,698

	Food & Staples Retailing — 0.3%
125	Kroger Co. (The)	3,357
315	SpartanNash Co.	3,837
36	Sysco Corp.	2,957
115	Walgreens Boots Alliance, Inc.	5,848

		15,999

	Food Products — 0.7%
72	Campbell Soup Co.	3,484
827	Danone S.A., Sponsored ADR	13,190
53	General Mills, Inc.	2,768
101	Hain Celestial Group, Inc. (The)(a)	2,445
5	Hershey Co. (The)	776
41	Hormel Foods Corp.	1,938
53	Ingredion, Inc.	4,664
15	J.M. Smucker Co. (The)	1,554
70	Kellogg Co.	4,775
8	McCormick & Co., Inc.	1,307
26	Mondelez International, Inc., Class A	1,492

		38,393

	Gas Utilities — 0.3%
104	New Jersey Resources Corp.	4,297
60	ONE Gas, Inc.	5,670
114	South Jersey Industries, Inc.	3,511
128	UGI Corp.	5,324

		18,802

	Health Care Equipment & Supplies — 0.8%
3	Becton Dickinson & Co.	826
31	Boston Scientific Corp.(a)	1,298
5	Cooper Cos., Inc. (The)	1,734
22	Danaher Corp.	3,539
19	DENTSPLY SIRONA, Inc.	1,064
5	Edwards Lifesciences Corp.(a)	1,099
54	Globus Medical, Inc., Class A(a)	2,823
28	Haemonetics Corp.(a)	3,007
53	Hill-Rom Holdings, Inc.	5,644
30	Hologic, Inc.(a)	1,606
2	Intuitive Surgical, Inc.(a)	1,120
186	Meridian Bioscience, Inc.	1,830
41	Merit Medical Systems, Inc.(a)	1,493
7	STERIS PLC	1,055
6	Stryker Corp.	1,264
51	Varian Medical Systems, Inc.(a)	7,169
38	West Pharmaceutical Services, Inc.	5,926

		42,497

	Health Care Providers & Services — 2.0%
57	Acadia Healthcare Co., Inc.(a)	1,831
19	Amedisys, Inc.(a)	3,353
10	Anthem, Inc.	2,653
40	BioTelemetry, Inc.(a)	1,957
102	Centene Corp.(a)	6,407
13	Chemed Corp.	6,072
17	Cigna Corp.	3,270
293	CVS Health Corp.	19,871
22	DaVita, Inc.(a)	1,757

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
51	Encompass Health Corp.	$3,929
129	HCA Healthcare, Inc.	17,905
31	Henry Schein, Inc.(a)	2,137
53	Humana, Inc.	17,821
23	Laboratory Corp. of America Holdings(a)	4,034
208	MEDNAX, Inc.(a)	4,799
92	Patterson Cos., Inc.	2,025
36	Quest Diagnostics, Inc.	3,984
43	UnitedHealth Group, Inc.	11,715

		115,520

	Health Care Technology — 0.4%
197	Allscripts Healthcare Solutions, Inc.(a)	1,690
265	Cerner Corp.	19,035
98	HMS Holdings Corp.(a)	2,678

		23,403

	Hotels, Restaurants & Leisure — 1.9%
17	Domino’s Pizza, Inc.	4,790
53	Dunkin’ Brands Group, Inc.	4,139
127	Hilton Worldwide Holdings, Inc.	13,690
32	Jack in the Box, Inc.	2,616
34	Marriott Vacations Worldwide Corp.	4,088
12	McDonald’s Corp.	2,568
613	MGM Resorts International	19,040
11	Royal Caribbean Cruises Ltd.	1,288
215	Starbucks Corp.	18,238
196	Wendy’s Co. (The)	4,247
512	Yum China Holdings, Inc.	22,052
101	Yum! Brands, Inc.	10,683

		107,439

	Household Durables — 0.3%
160	KB Home	6,008
120	Meritage Homes Corp.(a)	8,515

		14,523

	Household Products — 0.9%
212	Colgate-Palmolive Co.	15,641
261	Procter & Gamble Co. (The)	32,526

		48,167

	Independent Power & Renewable Electricity Producers — 0.5%
94	AES Corp. (The)	1,867
182	Ormat Technologies, Inc.	14,425
429	Pattern Energy Group, Inc., Class A	11,545

		27,837

	Industrial Conglomerates — 0.4%
1,805	General Electric Co.	22,472
9	Honeywell International, Inc.	1,559

		24,031

	Insurance — 1.2%
31	Aflac, Inc.	1,599
49	Allstate Corp. (The)	5,809
364	American International Group, Inc.	18,295
26	Brighthouse Financial, Inc.(a)	1,011
69	Chubb Ltd.	10,487
90	First American Financial Corp.	5,578
35	Hanover Insurance Group, Inc. (The)	4,850
57	Hartford Financial Services Group, Inc. (The)	3,379
53	Lincoln National Corp.	2,887
29	Marsh & McLennan Cos., Inc.	3,244
92	Prudential Financial, Inc.	8,378
32	Travelers Cos., Inc. (The)	4,212

		69,729

	Interactive Media & Services — 2.6%
21	Alphabet, Inc., Class A(a)	$30,088
42	Alphabet, Inc., Class C(a)	60,238
294	Facebook, Inc., Class A(a)	59,362

		149,688

	Internet & Direct Marketing Retail — 2.5%
215	Alibaba Group Holding Ltd., Sponsored ADR(a)	44,417
26	Amazon.com, Inc.(a)	52,227
13	Booking Holdings, Inc.(a)	23,797
481	eBay, Inc.	16,142
68	Etsy, Inc.(a)	3,319

		139,902

	IT Services — 3.0%
122	Automatic Data Processing, Inc.	20,910
80	Cognizant Technology Solutions Corp., Class A	4,910
407	DXC Technology Co.	12,975
19	Fiserv, Inc.(a)	2,254
82	Gartner, Inc.(a)	13,184
31	International Business Machines Corp.	4,456
70	MasterCard, Inc., Class A	22,116
30	Paychex, Inc.	2,573
41	PayPal Holdings, Inc.(a)	4,669
273	Sabre Corp.	5,880
10	VeriSign, Inc.(a)	2,081
341	Visa, Inc., Class A	67,849
28	WEX, Inc.(a)	6,074

		169,931

	Leisure Products — 0.0%
120	Callaway Golf Co.	2,570

	Life Sciences Tools & Services — 0.3%
24	Agilent Technologies, Inc.	1,982
2	Illumina, Inc.(a)	580
11	IQVIA Holdings, Inc.(a)	1,708
51	Repligen Corp.(a)	5,120
22	Thermo Fisher Scientific, Inc.	6,890
4	Waters Corp.(a)	895

		17,175

	Machinery — 2.0%
67	AGCO Corp.	4,699
545	Briggs & Stratton Corp.	2,000
135	Caterpillar, Inc.	17,732
85	Cummins, Inc.	13,597
131	Deere & Co.	20,774
62	Flowserve Corp.	2,894
89	ITT, Inc.	5,970
111	Kennametal, Inc.	3,473
71	Oshkosh Corp.	6,109
123	Parker-Hannifin Corp.	24,070
19	Proto Labs, Inc.(a)	1,967
87	Terex Corp.	2,205
78	Toro Co. (The)	6,242
22	Xylem, Inc.	1,797

		113,529

	Media — 1.2%
5	Cable One, Inc.	8,520
44	Charter Communications, Inc., Class A(a)	22,768
416	Comcast Corp., Class A	17,967
24	Discovery, Inc., Series C(a)	667
78	Fox Corp., Class A	2,892
95	Interpublic Group of Cos., Inc. (The)	2,157
95	New York Times Co. (The), Class A	3,041
56	Omnicom Group, Inc.	4,217

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
83	ViacomCBS, Inc., Class B	$2,833

		65,062

	Metals & Mining — 0.4%
158	Commercial Metals Co.	3,247
176	Newmont Corp.	7,931
12	Nucor Corp.	570
69	Reliance Steel & Aluminum Co.	7,921
45	Royal Gold, Inc.	5,189

		24,858

	Multi-Utilities — 0.3%
75	Consolidated Edison, Inc.	7,050
30	DTE Energy Co.	3,978
19	Sempra Energy	3,052
19	WEC Energy Group, Inc.	1,898

		15,978

	Multiline Retail — 0.1%
9	Macy’s, Inc.	143
62	Target Corp.	6,866

		7,009

	Oil, Gas & Consumable Fuels — 1.2%
573	Apache Corp.	15,723
123	Concho Resources, Inc.	9,321
961	Denbury Resources, Inc.(a)	947
100	Devon Energy Corp.	2,172
94	Diamondback Energy, Inc.	6,994
120	EOG Resources, Inc.	8,749
162	EQT Corp.	980
128	Green Plains, Inc.	1,596
228	Marathon Oil Corp.	2,592
146	Noble Energy, Inc.	2,886
78	ONEOK, Inc.	5,840
933	Southwestern Energy Co.(a)	1,465
38	Valero Energy Corp.	3,204
83	World Fuel Services Corp.	3,247

		65,716

	Paper & Forest Products — 0.1%
66	Domtar Corp.	2,298
116	Louisiana-Pacific Corp.	3,559

		5,857

	Personal Products — 0.0%
12	Estee Lauder Cos., Inc. (The), Class A	2,342

	Pharmaceuticals — 1.8%
3	Allergan PLC	560
73	Bristol-Myers Squibb Co.	4,595
84	Catalent, Inc.(a)	5,132
47	Eli Lilly & Co.	6,563
174	Merck & Co., Inc.	14,867
145	Novartis AG, Sponsored ADR	13,704
347	Novo Nordisk AS, Sponsored ADR	21,108
24	Perrigo Co. PLC	1,369
258	Pfizer, Inc.	9,608
543	Roche Holding AG, Sponsored ADR	22,698

		100,204

	Professional Services — 0.3%
72	Exponent, Inc.	5,239
26	Insperity, Inc.	2,272
71	Korn Ferry	2,910
42	ManpowerGroup, Inc.	3,843
31	Nielsen Holdings PLC	632

		14,896

	Real Estate Management & Development — 0.2%
48	CBRE Group, Inc., Class A(a)	$2,931
37	Jones Lang LaSalle, Inc.	6,283

		9,214

	REITs – Apartments — 0.5%
130	American Campus Communities, Inc.	5,963
10	AvalonBay Communities, Inc.	2,167
87	Camden Property Trust	9,781
47	Equity Residential	3,905
14	Essex Property Trust, Inc.	4,337
3	Mid-America Apartment Communities, Inc.	411

		26,564

	REITs – Diversified — 0.2%
19	Crown Castle International Corp.	2,847
16	Digital Realty Trust, Inc.	1,968
5	Equinix, Inc.	2,948
125	Weyerhaeuser Co.	3,619

		11,382

	REITs – Health Care — 0.2%
37	Ventas, Inc.	2,141
137	Welltower, Inc.	11,632

		13,773

	REITs – Hotels — 0.0%
133	Host Hotels & Resorts, Inc.	2,173

	REITs – Office Property — 0.6%
19	Boston Properties, Inc.	2,724
196	Corporate Office Properties Trust	5,835
221	Douglas Emmett, Inc.	9,171
295	Easterly Government Properties, Inc.	7,142
98	Kilroy Realty Corp.	8,092

		32,964

	REITs – Regional Malls — 0.0%
19	Simon Property Group, Inc.	2,530

	REITs – Storage — 0.0%
29	Iron Mountain, Inc.	917
7	Public Storage	1,566

		2,483

	REITs – Warehouse/Industrials — 0.2%
61	CyrusOne, Inc.	3,712
161	Liberty Property Trust	10,087

		13,799

	Road & Rail — 0.5%
21	Kansas City Southern	3,542
54	Norfolk Southern Corp.	11,243
55	Ryder System, Inc.	2,625
64	Union Pacific Corp.	11,483

		28,893

	Semiconductors & Semiconductor Equipment — 2.1%
15	Advanced Micro Devices, Inc.(a)	705
74	Applied Materials, Inc.	4,291
41	Cabot Microelectronics Corp.	5,966
75	Cirrus Logic, Inc.(a)	5,761
53	Cree, Inc.(a)	2,464
188	First Solar, Inc.(a)	9,321
396	Intel Corp.	25,316
111	NVIDIA Corp.	26,244
234	QUALCOMM, Inc.	19,962
58	Silicon Laboratories, Inc.(a)	5,702
118	Texas Instruments, Inc.	14,237

		119,969

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Software — 2.8%
21	Adobe, Inc.(a)	$7,374
206	Autodesk, Inc.(a)	40,551
43	Blackbaud, Inc.	3,368
62	Bottomline Technologies, Inc.(a)	3,323
12	Citrix Systems, Inc.	1,455
20	Fair Isaac Corp.(a)	8,048
34	LogMeIn, Inc.	2,923
243	Microsoft Corp.	41,366
35	NortonLifeLock, Inc.	995
700	Oracle Corp.	36,715
52	PTC, Inc.(a)	4,322
38	Qualys, Inc.(a)	3,258
24	salesforce.com, Inc.(a)	4,375

		158,073

	Specialty Retail — 0.8%
44	Aaron’s, Inc.	2,612
129	American Eagle Outfitters, Inc.	1,858
49	Asbury Automotive Group, Inc.(a)	4,726
15	Best Buy Co., Inc.	1,270
23	Five Below, Inc.(a)	2,604
68	Home Depot, Inc. (The)	15,511
34	Lithia Motors, Inc., Class A	4,612
38	Lowe’s Cos., Inc.	4,417
38	Monro, Inc.	2,382
6	Tiffany & Co.	804
48	TJX Cos., Inc. (The)	2,834
47	Williams-Sonoma, Inc.	3,294

		46,924

	Technology Hardware, Storage & Peripherals — 1.0%
105	Apple, Inc.	32,499
517	Hewlett Packard Enterprise Co.	7,202
300	HP, Inc.	6,396
121	NCR Corp.(a)	4,080
43	NetApp, Inc.	2,296
28	Seagate Technology PLC	1,596
24	Western Digital Corp.	1,572
57	Xerox Holdings Corp.	2,027

		57,668

	Textiles, Apparel & Luxury Goods — 0.7%
29	Deckers Outdoor Corp.(a)	5,537
16	Hanesbrands, Inc.	220
61	NIKE, Inc., Class B	5,874
4	PVH Corp.	349
39	Tapestry, Inc.	1,005
1,049	Under Armour, Inc., Class A(a)	21,169
111	Wolverine World Wide, Inc.	3,504

		37,658

	Thrifts & Mortgage Finance — 0.1%
417	New York Community Bancorp, Inc.	4,612

	Trading Companies & Distributors — 0.3%
207	Fastenal Co.	7,220
36	GATX Corp.	2,741
22	W.W. Grainger, Inc.	6,659

		16,620

	Water Utilities — 0.3%
95	American Water Works Co., Inc.	12,939
121	Essential Utilities, Inc.	6,285

		19,224

	Wireless Telecommunication Services — 0.1%
82	Shenandoah Telecommunications Co.	3,309

	Total Common Stocks (Identified Cost $3,017,648)	3,194,332

Principal Amount
Bonds and Notes — 4.8%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$2,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	2,032

	Automotive — 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,145
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,038

		4,183

	Banking — 0.8%
2,000	American Express Co., 3.700%, 8/03/2023	2,125
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,048
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,009
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,221
3,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	3,137
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,110
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,363
2,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	2,087
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	2,028
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,153
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,077
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,101
3,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	3,231
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,063
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	1,000
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,061
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,043
1,000	Santander UK PLC, 2.375%, 3/16/2020	1,001
3,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	3,138
2,000	Westpac Banking Corp., 2.750%, 1/11/2023	2,058

		44,054

	Cable Satellite — 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,097

	Construction Machinery — 0.1%
3,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	3,057

	Consumer Cyclical Services — 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,346
2,000	eBay, Inc., 3.800%, 3/09/2022	2,072

		4,418

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,142
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,125

		4,267

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,043

	Food & Beverage — 0.0%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,187

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Government Owned – No Guarantee — 0.1%
$3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	$4,409

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,211
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,717

		4,928

	Healthcare — 0.2%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,216
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,032
4,000	McKesson Corp., 3.950%, 2/16/2028	4,358
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,035

		9,641

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,926

	Integrated Energy — 0.2%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,223
3,000	Chevron Corp., 1.961%, 3/03/2020	3,000
2,000	Shell International Finance BV, 6.375%, 12/15/2038	3,009

		9,232

	Life Insurance — 0.1%
3,000	American International Group, Inc., 4.125%, 2/15/2024	3,251
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,026

		5,277

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,123
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,214

		5,337

	Mortgage Related — 1.0%
3,607	FHLMC, 3.000%, 6/01/2049	3,694
21,918	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	22,465
21,517	FNMA, 3.500%, with various maturities in 2049(c)	22,200
5,462	FNMA, 4.000%, with various maturities in 2049(c)	5,707
3,193	FNMA, 4.500%, with various maturities in 2049(c)	3,377

		57,443

	Oil Field Services — 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,053

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,138
4,000	Amgen, Inc., 2.650%, 5/11/2022	4,071

		6,209

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,075

	REITs – Office Property — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,066

	Restaurants — 0.0%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,189

	Technology — 0.3%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,036
2,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	2,092
2,000	HP, Inc., 4.650%, 12/09/2021	2,099
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,319
2,000	Oracle Corp., 2.950%, 5/15/2025	2,112
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,148
	Technology — continued
2,000	VMware, Inc., 2.950%, 8/21/2022	2,047

		13,853

	Treasuries — 1.2%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,192
6,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,062
9,000	U.S. Treasury Bond, 3.000%, 5/15/2045	10,734
3,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,631
4,000	U.S. Treasury Bond, 3.000%, 2/15/2049	4,871
2,000	U.S. Treasury Bond, 4.250%, 11/15/2040	2,810
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,431
3,000	U.S. Treasury Bond, 4.500%, 2/15/2036	4,173
7,000	U.S. Treasury Bond, 5.250%, 2/15/2029	9,222
4,000	U.S. Treasury Note, 1.125%, 9/30/2021	3,983
5,000	U.S. Treasury Note, 1.625%, 8/31/2022	5,039
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,037
5,000	U.S. Treasury Note, 2.125%, 12/31/2022	5,116
1,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,048
3,000	U.S. Treasury Note, 2.250%, 11/15/2027	3,175
3,000	U.S. Treasury Note, 2.625%, 2/15/2029	3,284

		68,808

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,705

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,122
3,000	AT&T, Inc., 3.875%, 1/15/2026	3,258
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.010%, 5/15/2025(d)	2,059

		7,439

	Total Bonds and Notes (Identified Cost $264,983)	273,928

Shares
Exchange-Traded Funds — 14.0%
7,977	iShares® ESG MSCI EAFE ETF	533,342
7,684	iShares® ESG MSCI Emerging Markets ETF	260,872

	Total Exchange-Traded Funds (Identified Cost $750,626)	794,214

Affiliated Mutual Funds — 24.4%
14,594	Loomis Sayles Inflation Protected Securities Fund, Class N	158,340
11,101	Loomis Sayles Limited Term Government and Agency Fund, Class N	126,556
20,855	Mirova Global Green Bond Fund, Class N	221,691
71,148	Mirova International Sustainable Equity Fund, Class N	872,982

	Total Affiliated Mutual Funds (Identified Cost $1,286,720)	1,379,569

	Total Investments — 99.6% (Identified Cost $5,319,977)	5,642,043
	Other assets less liabilities — 0.4%	20,334

	Net Assets — 100.0%	$5,662,377

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

67  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2040 Fund – (continued)

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of January 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of January 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2020

Equity	85.8%
Fixed Income	13.8

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  68

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 58.4% of Net Assets
	Aerospace & Defense — 0.4%
27	Axon Enterprise, Inc.(a)	$2,074
37	Moog, Inc., Class A	3,316
5	Raytheon Co.	1,105
20	Teledyne Technologies, Inc.(a)	7,301
47	United Technologies Corp.	7,059

		20,855

	Air Freight & Logistics — 0.7%
300	Expeditors International of Washington, Inc.	21,912
45	FedEx Corp.	6,509
59	United Parcel Service, Inc., Class B	6,108

		34,529

	Airlines — 0.2%
329	American Airlines Group, Inc.	8,830
17	Delta Air Lines, Inc.	948

		9,778

	Auto Components — 0.4%
167	American Axle & Manufacturing Holdings, Inc.(a)	1,543
101	Aptiv PLC	8,564
21	BorgWarner, Inc.	720
149	Delphi Technologies PLC(a)	2,285
167	Goodyear Tire & Rubber Co. (The)	2,193
33	Visteon Corp.(a)	2,634

		17,939

	Automobiles — 0.6%
956	Fiat Chrysler Automobiles NV	12,447
379	General Motors Co.	12,655
36	Thor Industries, Inc.	2,899

		28,001

	Banks — 3.9%
97	Ameris Bancorp	3,899
183	BancorpSouth Bank	5,228
811	Bank of America Corp.	26,625
396	Cadence BanCorp	6,190
376	Citigroup, Inc.	27,978
243	Citizens Financial Group, Inc.	9,059
139	Columbia Banking System, Inc.	5,379
12	Comerica, Inc.	734
89	Cullen/Frost Bankers, Inc.	7,935
319	Fulton Financial Corp.	5,254
272	Huntington Bancshares, Inc.	3,691
162	International Bancshares Corp.	6,383
410	KeyCorp	7,671
27	M&T Bank Corp.	4,550
646	People’s United Financial, Inc.	9,961
88	PNC Financial Services Group, Inc. (The)	13,073
165	Regions Financial Corp.	2,569
147	TCF Financial Corp.	6,215
144	Truist Financial Corp.	7,426
251	Trustmark Corp.	8,027
319	Wells Fargo & Co.	14,974
67	Wintrust Financial Corp.	4,240
133	Zions Bancorp N.A.	6,050

		193,111

	Beverages — 1.7%
102	Brown-Forman Corp., Class B	6,899
405	Coca-Cola Co. (The)	23,652
66	Constellation Brands, Inc., Class A	12,428
492	Monster Beverage Corp.(a)	32,767
52	PepsiCo, Inc.	7,385

		83,131

	Biotechnology — 1.7%
71	AbbVie, Inc.	5,752
84	Amgen, Inc.	18,148
13	Biogen, Inc.(a)	3,495
125	BioMarin Pharmaceutical, Inc.(a)	10,438
118	Gilead Sciences, Inc.	7,458
25	Ligand Pharmaceuticals, Inc.(a)	2,195
103	Regeneron Pharmaceuticals, Inc.(a)	34,808
4	Vertex Pharmaceuticals, Inc.(a)	908

		83,202

	Building Products — 0.3%
250	Johnson Controls International PLC	9,862
25	Lennox International, Inc.	5,825

		15,687

	Capital Markets — 4.3%
10	Affiliated Managers Group, Inc.	798
12	Ameriprise Financial, Inc.	1,985
462	Bank of New York Mellon Corp. (The)	20,688
18	BlackRock, Inc.	9,492
462	Charles Schwab Corp. (The)	21,044
23	CME Group, Inc.	4,994
64	FactSet Research Systems, Inc.	18,311
110	Franklin Resources, Inc.	2,783
53	Goldman Sachs Group, Inc. (The)	12,601
61	Intercontinental Exchange, Inc.	6,084
72	Invesco Ltd.	1,246
123	Janus Henderson Group PLC	3,108
126	Legg Mason, Inc.	4,933
82	Moody’s Corp.	21,057
64	MSCI, Inc.	18,291
65	Northern Trust Corp.	6,358
51	S&P Global, Inc.	14,980
259	SEI Investments Co.	16,902
336	State Street Corp.	25,412

		211,067

	Chemicals — 0.8%
32	DuPont de Nemours, Inc.	1,638
62	Ecolab, Inc.	12,159
67	HB Fuller Co.	3,096
49	Innospec, Inc.	4,936
14	International Flavors & Fragrances, Inc.	1,835
55	Linde PLC	11,172
59	Minerals Technologies, Inc.	3,194
33	Stepan Co.	3,255

		41,285

	Commercial Services & Supplies — 0.3%
64	Healthcare Services Group, Inc.	1,638
36	MSA Safety, Inc.	4,882
53	Tetra Tech, Inc.	4,537
51	Waste Management, Inc.	6,207

		17,264

	Communications Equipment — 0.8%
82	Ciena Corp.(a)	3,335
561	Cisco Systems, Inc.	25,789
8	F5 Networks, Inc.(a)	977
44	InterDigital, Inc.	2,431
48	Lumentum Holdings, Inc.(a)	3,637
20	Motorola Solutions, Inc.	3,540

		39,709

	Construction & Engineering — 0.2%
163	AECOM(a)	7,862

See accompanying notes to financial statements.

69  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — continued
190	Fluor Corp.	$3,399

		11,261

	Consumer Finance — 0.6%
43	American Express Co.	5,585
238	Capital One Financial Corp.	23,752
122	Navient Corp.	1,754

		31,091

	Containers & Packaging — 0.2%
94	Ball Corp.	6,785
51	International Paper Co.	2,077
243	O-I Glass, Inc.	3,066

		11,928

	Distributors — 0.2%
40	Genuine Parts Co.	3,743
24	POOL CORP.	5,263

		9,006

	Diversified Consumer Services — 0.1%
103	Service Corp. International	4,939

	Diversified Telecommunication Services — 0.3%
193	AT&T, Inc.	7,260
104	Verizon Communications, Inc.	6,182

		13,442

	Electric Utilities — 0.5%
132	American Electric Power Co., Inc.	13,757
18	Edison International	1,378
33	Eversource Energy	3,050
25	FirstEnergy Corp.	1,270
48	IDACORP, Inc.	5,385
45	PPL Corp.	1,629

		26,469

	Electrical Equipment — 0.3%
17	Acuity Brands, Inc.	2,004
61	Eaton Corp. PLC	5,763
33	Hubbell, Inc.	4,726

		12,493

	Electronic Equipment, Instruments & Components — 0.9%
86	Avnet, Inc.	3,138
39	Belden, Inc.	1,922
93	Cognex Corp.	4,740
20	Coherent, Inc.(a)	2,829
41	Corning, Inc.	1,094
18	Littelfuse, Inc.	3,184
16	Rogers Corp.(a)	1,884
177	TE Connectivity Ltd.	16,316
107	Trimble, Inc.(a)	4,550
156	Vishay Intertechnology, Inc.	3,165

		42,822

	Energy Equipment & Services — 0.5%
55	Apergy Corp.(a)	1,422
63	Baker Hughes Co.	1,365
26	Core Laboratories NV	913
88	National Oilwell Varco, Inc.	1,814
80	Oceaneering International, Inc.(a)	993
72	Oil States International, Inc.(a)	776
421	Schlumberger Ltd.	14,108
63	TechnipFMC PLC	1,040

		22,431

	Entertainment — 1.3%
36	Activision Blizzard, Inc.	2,105
75	Cinemark Holdings, Inc.	2,363
23	Electronic Arts, Inc.(a)	2,482
80	Netflix, Inc.(a)	27,607
31	Take-Two Interactive Software, Inc.(a)	3,864
183	Walt Disney Co. (The)	25,311

		63,732

	Food & Staples Retailing — 0.3%
97	Kroger Co. (The)	2,605
279	SpartanNash Co.	3,398
32	Sysco Corp.	2,629
111	Walgreens Boots Alliance, Inc.	5,644

		14,276

	Food Products — 0.7%
74	Campbell Soup Co.	3,581
656	Danone S.A., Sponsored ADR	10,463
55	General Mills, Inc.	2,872
90	Hain Celestial Group, Inc. (The)(a)	2,179
5	Hershey Co. (The)	776
42	Hormel Foods Corp.	1,985
48	Ingredion, Inc.	4,224
16	J.M. Smucker Co. (The)	1,658
67	Kellogg Co.	4,570
8	McCormick & Co., Inc.	1,307
13	Mondelez International, Inc., Class A	746

		34,361

	Gas Utilities — 0.3%
92	New Jersey Resources Corp.	3,801
53	ONE Gas, Inc.	5,009
101	South Jersey Industries, Inc.	3,111
117	UGI Corp.	4,866

		16,787

	Health Care Equipment & Supplies — 0.8%
3	Becton Dickinson & Co.	826
28	Boston Scientific Corp.(a)	1,172
5	Cooper Cos., Inc. (The)	1,735
20	Danaher Corp.	3,217
18	DENTSPLY SIRONA, Inc.	1,008
3	Edwards Lifesciences Corp.(a)	660
51	Globus Medical, Inc., Class A(a)	2,666
26	Haemonetics Corp.(a)	2,792
48	Hill-Rom Holdings, Inc.	5,112
29	Hologic, Inc.(a)	1,552
3	Intuitive Surgical, Inc.(a)	1,679
174	Meridian Bioscience, Inc.	1,712
33	Merit Medical Systems, Inc.(a)	1,202
7	STERIS PLC	1,055
3	Stryker Corp.	632
47	Varian Medical Systems, Inc.(a)	6,607
35	West Pharmaceutical Services, Inc.	5,458

		39,085

	Health Care Providers & Services — 2.1%
53	Acadia Healthcare Co., Inc.(a)	1,703
16	Amedisys, Inc.(a)	2,824
9	Anthem, Inc.	2,387
37	BioTelemetry, Inc.(a)	1,810
93	Centene Corp.(a)	5,841
12	Chemed Corp.	5,604
15	Cigna Corp.	2,886
257	CVS Health Corp.	17,430
21	DaVita, Inc.(a)	1,677

See accompanying notes to financial statements.

|  70

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
45	Encompass Health Corp.	$3,466
120	HCA Healthcare, Inc.	16,656
34	Henry Schein, Inc.(a)	2,344
49	Humana, Inc.	16,476
24	Laboratory Corp. of America Holdings(a)	4,210
181	MEDNAX, Inc.(a)	4,176
84	Patterson Cos., Inc.	1,849
37	Quest Diagnostics, Inc.	4,095
39	UnitedHealth Group, Inc.	10,625

		106,059

	Health Care Technology — 0.4%
184	Allscripts Healthcare Solutions, Inc.(a)	1,579
239	Cerner Corp.	17,167
87	HMS Holdings Corp.(a)	2,377

		21,123

	Hotels, Restaurants & Leisure — 1.9%
16	Domino’s Pizza, Inc.	4,508
50	Dunkin’ Brands Group, Inc.	3,904
111	Hilton Worldwide Holdings, Inc.	11,966
28	Jack in the Box, Inc.	2,289
30	Marriott Vacations Worldwide Corp.	3,607
11	McDonald’s Corp.	2,354
538	MGM Resorts International	16,710
10	Royal Caribbean Cruises Ltd.	1,171
193	Starbucks Corp.	16,372
174	Wendy’s Co. (The)	3,771
451	Yum China Holdings, Inc.	19,424
88	Yum! Brands, Inc.	9,308

		95,384

	Household Durables — 0.3%
147	KB Home	5,520
110	Meritage Homes Corp.(a)	7,805

		13,325

	Household Products — 0.9%
192	Colgate-Palmolive Co.	14,166
239	Procter & Gamble Co. (The)	29,784

		43,950

	Independent Power & Renewable Electricity Producers — 0.5%
90	AES Corp. (The)	1,787
162	Ormat Technologies, Inc.	12,840
384	Pattern Energy Group, Inc., Class A	10,334

		24,961

	Industrial Conglomerates — 0.4%
1,583	General Electric Co.	19,708
9	Honeywell International, Inc.	1,559

		21,267

	Insurance — 1.3%
28	Aflac, Inc.	1,444
45	Allstate Corp. (The)	5,334
318	American International Group, Inc.	15,983
23	Brighthouse Financial, Inc.(a)	895
72	Chubb Ltd.	10,943
80	First American Financial Corp.	4,958
30	Hanover Insurance Group, Inc. (The)	4,157
51	Hartford Financial Services Group, Inc. (The)	3,023
48	Lincoln National Corp.	2,615
30	Marsh & McLennan Cos., Inc.	3,356
91	Prudential Financial, Inc.	8,287
33	Travelers Cos., Inc. (The)	4,344

		65,339

	Interactive Media & Services — 2.6%
18	Alphabet, Inc., Class A(a)	$25,790
37	Alphabet, Inc., Class C(a)	53,066
259	Facebook, Inc., Class A(a)	52,295

		131,151

	Internet & Direct Marketing Retail — 2.4%
189	Alibaba Group Holding Ltd., Sponsored ADR(a)	39,046
22	Amazon.com, Inc.(a)	44,192
11	Booking Holdings, Inc.(a)	20,136
424	eBay, Inc.	14,229
59	Etsy, Inc.(a)	2,880

		120,483

	IT Services — 3.1%
113	Automatic Data Processing, Inc.	19,367
78	Cognizant Technology Solutions Corp., Class A	4,788
362	DXC Technology Co.	11,541
17	Fiserv, Inc.(a)	2,016
72	Gartner, Inc.(a)	11,576
28	International Business Machines Corp.	4,024
63	MasterCard, Inc., Class A	19,904
27	Paychex, Inc.	2,316
37	PayPal Holdings, Inc.(a)	4,214
249	Sabre Corp.	5,363
11	VeriSign, Inc.(a)	2,290
302	Visa, Inc., Class A	60,089
24	WEX, Inc.(a)	5,206

		152,694

	Leisure Products — 0.0%
107	Callaway Golf Co.	2,292

	Life Sciences Tools & Services — 0.3%
24	Agilent Technologies, Inc.	1,982
2	Illumina, Inc.(a)	580
13	IQVIA Holdings, Inc.(a)	2,018
46	Repligen Corp.(a)	4,618
20	Thermo Fisher Scientific, Inc.	6,264
5	Waters Corp.(a)	1,119

		16,581

	Machinery — 2.1%
59	AGCO Corp.	4,138
484	Briggs & Stratton Corp.	1,776
127	Caterpillar, Inc.	16,681
76	Cummins, Inc.	12,158
122	Deere & Co.	19,347
60	Flowserve Corp.	2,801
82	ITT, Inc.	5,501
104	Kennametal, Inc.	3,254
63	Oshkosh Corp.	5,421
110	Parker-Hannifin Corp.	21,526
16	Proto Labs, Inc.(a)	1,656
77	Terex Corp.	1,952
68	Toro Co. (The)	5,441
20	Xylem, Inc.	1,633

		103,285

	Media — 1.2%
5	Cable One, Inc.	8,520
39	Charter Communications, Inc., Class A(a)	20,181
364	Comcast Corp., Class A	15,721
29	Discovery, Inc., Series C(a)	805
70	Fox Corp., Class A	2,596
87	Interpublic Group of Cos., Inc. (The)	1,975
84	New York Times Co. (The), Class A	2,689
58	Omnicom Group, Inc.	4,368

See accompanying notes to financial statements.

71  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
74	ViacomCBS, Inc., Class B	$2,526

		59,381

	Metals & Mining — 0.5%
140	Commercial Metals Co.	2,877
172	Newmont Corp.	7,750
14	Nucor Corp.	665
63	Reliance Steel & Aluminum Co.	7,233
41	Royal Gold, Inc.	4,728

		23,253

	Multi-Utilities — 0.3%
77	Consolidated Edison, Inc.	7,238
31	DTE Energy Co.	4,111
20	Sempra Energy	3,213
21	WEC Energy Group, Inc.	2,097

		16,659

	Multiline Retail — 0.1%
11	Macy’s, Inc.	175
58	Target Corp.	6,423

		6,598

	Oil, Gas & Consumable Fuels — 1.2%
502	Apache Corp.	13,775
107	Concho Resources, Inc.	8,108
747	Denbury Resources, Inc.(a)	736
104	Devon Energy Corp.	2,259
82	Diamondback Energy, Inc.	6,101
104	EOG Resources, Inc.	7,583
128	EQT Corp.	774
102	Green Plains, Inc.	1,272
233	Marathon Oil Corp.	2,649
150	Noble Energy, Inc.	2,965
80	ONEOK, Inc.	5,990
742	Southwestern Energy Co.(a)	1,165
39	Valero Energy Corp.	3,288
74	World Fuel Services Corp.	2,895

		59,560

	Paper & Forest Products — 0.1%
59	Domtar Corp.	2,054
103	Louisiana-Pacific Corp.	3,160

		5,214

	Personal Products — 0.0%
11	Estee Lauder Cos., Inc. (The), Class A	2,147

	Pharmaceuticals — 1.8%
3	Allergan PLC	560
65	Bristol-Myers Squibb Co.	4,092
79	Catalent, Inc.(a)	4,827
42	Eli Lilly & Co.	5,865
154	Merck & Co., Inc.	13,158
123	Novartis AG, Sponsored ADR	11,625
302	Novo Nordisk AS, Sponsored ADR	18,370
22	Perrigo Co. PLC	1,255
230	Pfizer, Inc.	8,565
471	Roche Holding AG, Sponsored ADR	19,688

		88,005

	Professional Services — 0.3%
62	Exponent, Inc.	4,512
24	Insperity, Inc.	2,097
63	Korn Ferry	2,582
37	ManpowerGroup, Inc.	3,385
38	Nielsen Holdings PLC	775

		13,351

	Real Estate Management & Development — 0.2%
43	CBRE Group, Inc., Class A(a)	2,625
32	Jones Lang LaSalle, Inc.	5,434

		8,059

	REITs – Apartments — 0.5%
119	American Campus Communities, Inc.	5,459
9	AvalonBay Communities, Inc.	1,950
79	Camden Property Trust	8,882
44	Equity Residential	3,655
12	Essex Property Trust, Inc.	3,717
4	Mid-America Apartment Communities, Inc.	549

		24,212

	REITs – Diversified — 0.2%
17	Crown Castle International Corp.	2,547
14	Digital Realty Trust, Inc.	1,722
5	Equinix, Inc.	2,949
112	Weyerhaeuser Co.	3,242

		10,460

	REITs – Health Care — 0.3%
35	Ventas, Inc.	2,025
123	Welltower, Inc.	10,444

		12,469

	REITs – Hotels — 0.0%
126	Host Hotels & Resorts, Inc.	2,059

	REITs – Office Property — 0.6%
19	Boston Properties, Inc.	2,724
179	Corporate Office Properties Trust	5,329
202	Douglas Emmett, Inc.	8,383
269	Easterly Government Properties, Inc.	6,512
90	Kilroy Realty Corp.	7,431

		30,379

	REITs – Regional Malls — 0.1%
20	Simon Property Group, Inc.	2,663

	REITs – Storage — 0.0%
27	Iron Mountain, Inc.	854
4	Public Storage	895

		1,749

	REITs – Warehouse/Industrials — 0.3%
54	CyrusOne, Inc.	3,286
147	Liberty Property Trust	9,209

		12,495

	Road & Rail — 0.5%
19	Kansas City Southern	3,205
52	Norfolk Southern Corp.	10,827
51	Ryder System, Inc.	2,434
57	Union Pacific Corp.	10,227

		26,693

	Semiconductors & Semiconductor Equipment — 2.2%
13	Advanced Micro Devices, Inc.(a)	611
66	Applied Materials, Inc.	3,827
37	Cabot Microelectronics Corp.	5,384
69	Cirrus Logic, Inc.(a)	5,300
48	Cree, Inc.(a)	2,232
169	First Solar, Inc.(a)	8,379
349	Intel Corp.	22,312
103	NVIDIA Corp.	24,352
203	QUALCOMM, Inc.	17,318
50	Silicon Laboratories, Inc.(a)	4,915
109	Texas Instruments, Inc.	13,151

		107,781

See accompanying notes to financial statements.

|  72

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Software — 2.9%
19	Adobe, Inc.(a)	$6,672
182	Autodesk, Inc.(a)	35,827
38	Blackbaud, Inc.	2,976
53	Bottomline Technologies, Inc.(a)	2,841
12	Citrix Systems, Inc.	1,455
18	Fair Isaac Corp.(a)	7,243
30	LogMeIn, Inc.	2,579
217	Microsoft Corp.	36,940
42	NortonLifeLock, Inc.	1,194
627	Oracle Corp.	32,886
47	PTC, Inc.(a)	3,906
33	Qualys, Inc.(a)	2,829
22	salesforce.com, Inc.(a)	4,011

		141,359

	Specialty Retail — 0.9%
39	Aaron’s, Inc.	2,315
120	American Eagle Outfitters, Inc.	1,728
42	Asbury Automotive Group, Inc.(a)	4,051
14	Best Buy Co., Inc.	1,186
20	Five Below, Inc.(a)	2,264
64	Home Depot, Inc. (The)	14,598
30	Lithia Motors, Inc., Class A	4,069
38	Lowe’s Cos., Inc.	4,417
32	Monro, Inc.	2,006
5	Tiffany & Co.	670
43	TJX Cos., Inc. (The)	2,539
43	Williams-Sonoma, Inc.	3,014

		42,857

	Technology Hardware, Storage & Peripherals — 1.0%
92	Apple, Inc.	28,475
489	Hewlett Packard Enterprise Co.	6,812
294	HP, Inc.	6,268
110	NCR Corp.(a)	3,709
39	NetApp, Inc.	2,082
25	Seagate Technology PLC	1,425
22	Western Digital Corp.	1,441
51	Xerox Holdings Corp.	1,814

		52,026

	Textiles, Apparel & Luxury Goods — 0.7%
25	Deckers Outdoor Corp.(a)	4,773
20	Hanesbrands, Inc.	275
54	NIKE, Inc., Class B	5,200
4	PVH Corp.	349
37	Tapestry, Inc.	953
945	Under Armour, Inc., Class A(a)	19,070
98	Wolverine World Wide, Inc.	3,094

		33,714

	Thrifts & Mortgage Finance — 0.1%
378	New York Community Bancorp, Inc.	4,181

	Trading Companies & Distributors — 0.3%
186	Fastenal Co.	6,488
32	GATX Corp.	2,436
20	W.W. Grainger, Inc.	6,053

		14,977

	Water Utilities — 0.4%
90	American Water Works Co., Inc.	12,258
110	Essential Utilities, Inc.	5,713

		17,971

	Wireless Telecommunication Services — 0.1%
71	Shenandoah Telecommunications Co.	2,865

	Total Common Stocks (Identified Cost $2,774,120)	2,890,712

Principal Amount
Bonds and Notes — 4.1%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	1,016

	Automotive — 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,145
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,038

		4,183

	Banking — 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,125
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,048
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,009
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,147
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,091
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,110
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,242
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,043
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,014
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,153
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,077
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,101
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,154
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,063
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	1,000
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,061
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,087
1,000	Santander UK PLC, 2.375%, 3/16/2020	1,001
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,092

		35,618

	Cable Satellite — 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,097

	Construction Machinery — 0.0%
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,038

	Consumer Cyclical Services — 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,346
2,000	eBay, Inc., 3.800%, 3/09/2022	2,072

		4,418

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,141
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,125

		4,266

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,043

	Food & Beverage — 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,187

See accompanying notes to financial statements.

73  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	Government Owned – No Guarantee — 0.1%
$3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	$4,409

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,211
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,717

		4,928

	Healthcare — 0.2%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,216
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,032
2,000	McKesson Corp., 3.950%, 2/16/2028	2,179
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,036

		7,463

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,926

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,149
1,000	Chevron Corp., 1.961%, 3/03/2020	1,000
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,504

		4,653

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,123
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,143

		4,266

	Mortgage Related — 0.8%
1,804	FHLMC, 3.000%, 6/01/2049	1,847
15,809	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	16,200
14,862	FNMA, 3.500%, with various maturities in 2049(c)	15,333
5,364	FNMA, 4.000%, with various maturities in 2049(c)	5,605
2,396	FNMA, 4.500%, with various maturities in 2049(c)	2,534

		41,519

	Oil Field Services — 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,053

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,137
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,036

		4,173

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,075

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,033

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,189

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,036
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,319
2,000	Oracle Corp., 2.950%, 5/15/2025	2,112
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,148
2,000	VMware, Inc., 2.950%, 8/21/2022	2,047

		9,662

	Treasuries — 1.0%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,192
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,708
7,000	U.S. Treasury Bond, 3.000%, 5/15/2045	8,349
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,421
	Treasuries — continued
$3,000	U.S. Treasury Bond, 3.000%, 2/15/2049	$3,653
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,405
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,431
6,000	U.S. Treasury Bond, 5.250%, 2/15/2029	7,904
4,000	U.S. Treasury Note, 1.125%, 9/30/2021	3,983
2,000	U.S. Treasury Note, 2.000%, 11/15/2026	2,074
3,000	U.S. Treasury Note, 2.125%, 12/31/2022	3,070
1,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,048
3,000	U.S. Treasury Note, 2.250%, 11/15/2027	3,175
2,000	U.S. Treasury Note, 2.625%, 2/15/2029	2,190

		47,603

	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,352

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,122
1,000	AT&T, Inc., 3.875%, 1/15/2026	1,086
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.010%, 5/15/2025(d)	2,059

		5,267

	Total Bonds and Notes (Identified Cost $195,546)	202,437

Shares
Exchange-Traded Funds — 15.4%
8,030	iShares® ESG MSCI EAFE ETF	536,886
6,755	iShares® ESG MSCI Emerging Markets ETF	229,332

	Total Exchange-Traded Funds (Identified Cost $734,298)	766,218

Affiliated Mutual Funds — 21.7%
5,138	Loomis Sayles Inflation Protected Securities Fund, Class N	55,746
7,327	Loomis Sayles Limited Term Government and Agency Fund, Class N	83,527
7,856	Mirova Global Green Bond Fund, Class N	83,514
69,349	Mirova International Sustainable Equity Fund, Class N	850,917

	Total Affiliated Mutual Funds (Identified Cost $997,706)	1,073,704

	Total Investments — 99.6% (Identified Cost $4,701,670)	4,933,071
	Other assets less liabilities — 0.4%	17,718

	Net Assets — 100.0%	$4,950,789

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of January 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of January 31, 2020 is disclosed.

See accompanying notes to financial statements.

|  74

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2045 Fund – (continued)

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2020

Equity	91.0%
Fixed Income	8.6

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

75  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 60.5% of Net Assets
	Aerospace & Defense — 0.4%
21	Axon Enterprise, Inc.(a)	$1,613
33	Moog, Inc., Class A	2,957
4	Raytheon Co.	884
18	Teledyne Technologies, Inc.(a)	6,571
41	United Technologies Corp.	6,158

		18,183

	Air Freight & Logistics — 0.7%
299	Expeditors International of Washington, Inc.	21,839
47	FedEx Corp.	6,798
52	United Parcel Service, Inc., Class B	5,383

		34,020

	Airlines — 0.2%
342	American Airlines Group, Inc.	9,179
14	Delta Air Lines, Inc.	781

		9,960

	Auto Components — 0.4%
140	American Axle & Manufacturing Holdings, Inc.(a)	1,294
102	Aptiv PLC	8,648
17	BorgWarner, Inc.	583
155	Delphi Technologies PLC(a)	2,378
140	Goodyear Tire & Rubber Co. (The)	1,838
29	Visteon Corp.(a)	2,314

		17,055

	Automobiles — 0.6%
992	Fiat Chrysler Automobiles NV	12,916
393	General Motors Co.	13,122
33	Thor Industries, Inc.	2,657

		28,695

	Banks — 4.0%
91	Ameris Bancorp	3,657
163	BancorpSouth Bank	4,657
841	Bank of America Corp.	27,610
354	Cadence BanCorp	5,533
385	Citigroup, Inc.	28,648
219	Citizens Financial Group, Inc.	8,164
124	Columbia Banking System, Inc.	4,799
10	Comerica, Inc.	612
79	Cullen/Frost Bankers, Inc.	7,044
285	Fulton Financial Corp.	4,694
251	Huntington Bancshares, Inc.	3,406
145	International Bancshares Corp.	5,713
380	KeyCorp	7,110
23	M&T Bank Corp.	3,876
583	People’s United Financial, Inc.	8,990
76	PNC Financial Services Group, Inc. (The)	11,290
154	Regions Financial Corp.	2,398
132	TCF Financial Corp.	5,581
127	Truist Financial Corp.	6,549
224	Trustmark Corp.	7,163
331	Wells Fargo & Co.	15,537
56	Wintrust Financial Corp.	3,544
123	Zions Bancorp N.A.	5,595

		182,170

	Beverages — 1.7%
94	Brown-Forman Corp., Class B	6,358
371	Coca-Cola Co. (The)	21,666
69	Constellation Brands, Inc., Class A	12,993
473	Monster Beverage Corp.(a)	31,502
46	PepsiCo, Inc.	6,533

		79,052

	Biotechnology — 1.8%
64	AbbVie, Inc.	5,185
76	Amgen, Inc.	16,420
12	Biogen, Inc.(a)	3,226
124	BioMarin Pharmaceutical, Inc.(a)	10,354
105	Gilead Sciences, Inc.	6,636
20	Ligand Pharmaceuticals, Inc.(a)	1,756
106	Regeneron Pharmaceuticals, Inc.(a)	35,822
6	Vertex Pharmaceuticals, Inc.(a)	1,362

		80,761

	Building Products — 0.3%
218	Johnson Controls International PLC	8,600
23	Lennox International, Inc.	5,359

		13,959

	Capital Markets — 4.5%
3	Affiliated Managers Group, Inc.	239
11	Ameriprise Financial, Inc.	1,819
452	Bank of New York Mellon Corp. (The)	20,241
16	BlackRock, Inc.	8,438
474	Charles Schwab Corp. (The)	21,591
23	CME Group, Inc.	4,993
60	FactSet Research Systems, Inc.	17,167
102	Franklin Resources, Inc.	2,581
55	Goldman Sachs Group, Inc. (The)	13,076
55	Intercontinental Exchange, Inc.	5,486
34	Invesco Ltd.	588
109	Janus Henderson Group PLC	2,754
114	Legg Mason, Inc.	4,463
83	Moody’s Corp.	21,314
65	MSCI, Inc.	18,577
57	Northern Trust Corp.	5,575
51	S&P Global, Inc.	14,980
257	SEI Investments Co.	16,772
339	State Street Corp.	25,639

		206,293

	Chemicals — 0.8%
28	DuPont de Nemours, Inc.	1,433
57	Ecolab, Inc.	11,178
59	HB Fuller Co.	2,726
45	Innospec, Inc.	4,533
13	International Flavors & Fragrances, Inc.	1,705
48	Linde PLC	9,750
50	Minerals Technologies, Inc.	2,707
28	Stepan Co.	2,762

		36,794

	Commercial Services & Supplies — 0.3%
54	Healthcare Services Group, Inc.	1,382
33	MSA Safety, Inc.	4,475
48	Tetra Tech, Inc.	4,109
47	Waste Management, Inc.	5,720

		15,686

	Communications Equipment — 0.8%
70	Ciena Corp.(a)	2,847
542	Cisco Systems, Inc.	24,916
7	F5 Networks, Inc.(a)	855
38	InterDigital, Inc.	2,099
40	Lumentum Holdings, Inc.(a)	3,031
19	Motorola Solutions, Inc.	3,363

		37,111

	Construction & Engineering — 0.2%
146	AECOM(a)	7,042

See accompanying notes to financial statements.

|  76

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Construction & Engineering — continued
168	Fluor Corp.	$3,005

		10,047

	Consumer Finance — 0.7%
38	American Express Co.	4,935
246	Capital One Financial Corp.	24,551
113	Navient Corp.	1,625

		31,111

	Containers & Packaging — 0.2%
84	Ball Corp.	6,063
44	International Paper Co.	1,792
227	O-I Glass, Inc.	2,865

		10,720

	Distributors — 0.2%
35	Genuine Parts Co.	3,275
22	POOL CORP.	4,825

		8,100

	Diversified Consumer Services — 0.1%
97	Service Corp. International	4,651

	Diversified Telecommunication Services — 0.3%
179	AT&T, Inc.	6,734
96	Verizon Communications, Inc.	5,706

		12,440

	Electric Utilities — 0.5%
115	American Electric Power Co., Inc.	11,985
18	Edison International	1,378
29	Eversource Energy	2,681
22	FirstEnergy Corp.	1,118
43	IDACORP, Inc.	4,824
38	PPL Corp.	1,375

		23,361

	Electrical Equipment — 0.2%
15	Acuity Brands, Inc.	1,768
55	Eaton Corp. PLC	5,196
30	Hubbell, Inc.	4,297

		11,261

	Electronic Equipment, Instruments & Components — 0.9%
76	Avnet, Inc.	2,773
32	Belden, Inc.	1,577
83	Cognex Corp.	4,231
18	Coherent, Inc.(a)	2,546
37	Corning, Inc.	988
17	Littelfuse, Inc.	3,007
14	Rogers Corp.(a)	1,648
183	TE Connectivity Ltd.	16,869
99	Trimble, Inc.(a)	4,209
138	Vishay Intertechnology, Inc.	2,800

		40,648

	Energy Equipment & Services — 0.5%
47	Apergy Corp.(a)	1,215
56	Baker Hughes Co.	1,213
23	Core Laboratories NV	808
83	National Oilwell Varco, Inc.	1,711
73	Oceaneering International, Inc.(a)	906
65	Oil States International, Inc.(a)	701
402	Schlumberger Ltd.	13,471
56	TechnipFMC PLC	924

		20,949

	Entertainment — 1.3%
32	Activision Blizzard, Inc.	1,871
66	Cinemark Holdings, Inc.	2,080
21	Electronic Arts, Inc.(a)	2,266
81	Netflix, Inc.(a)	27,952
29	Take-Two Interactive Software, Inc.(a)	3,615
163	Walt Disney Co. (The)	22,545

		60,329

	Food & Staples Retailing — 0.3%
106	Kroger Co. (The)	2,847
247	SpartanNash Co.	3,009
30	Sysco Corp.	2,464
100	Walgreens Boots Alliance, Inc.	5,085

		13,405

	Food Products — 0.7%
64	Campbell Soup Co.	3,097
649	Danone S.A., Sponsored ADR	10,351
49	General Mills, Inc.	2,559
80	Hain Celestial Group, Inc. (The)(a)	1,937
4	Hershey Co. (The)	621
38	Hormel Foods Corp.	1,796
43	Ingredion, Inc.	3,784
13	J.M. Smucker Co. (The)	1,347
61	Kellogg Co.	4,161
7	McCormick & Co., Inc.	1,143
21	Mondelez International, Inc., Class A	1,205

		32,001

	Gas Utilities — 0.3%
87	New Jersey Resources Corp.	3,595
46	ONE Gas, Inc.	4,347
90	South Jersey Industries, Inc.	2,772
105	UGI Corp.	4,367

		15,081

	Health Care Equipment & Supplies — 0.8%
4	Becton Dickinson & Co.	1,101
26	Boston Scientific Corp.(a)	1,089
5	Cooper Cos., Inc. (The)	1,734
19	Danaher Corp.	3,057
15	DENTSPLY SIRONA, Inc.	840
5	Edwards Lifesciences Corp.(a)	1,099
41	Globus Medical, Inc., Class A(a)	2,144
24	Haemonetics Corp.(a)	2,577
43	Hill-Rom Holdings, Inc.	4,579
25	Hologic, Inc.(a)	1,338
3	Intuitive Surgical, Inc.(a)	1,679
146	Meridian Bioscience, Inc.	1,437
30	Merit Medical Systems, Inc.(a)	1,093
6	STERIS PLC	904
2	Stryker Corp.	421
48	Varian Medical Systems, Inc.(a)	6,747
31	West Pharmaceutical Services, Inc.	4,834

		36,673

	Health Care Providers & Services — 2.2%
45	Acadia Healthcare Co., Inc.(a)	1,446
16	Amedisys, Inc.(a)	2,824
9	Anthem, Inc.	2,388
32	BioTelemetry, Inc.(a)	1,565
81	Centene Corp.(a)	5,088
11	Chemed Corp.	5,138
14	Cigna Corp.	2,693
260	CVS Health Corp.	17,633
18	DaVita, Inc.(a)	1,438

See accompanying notes to financial statements.

77  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
39	Encompass Health Corp.	$3,004
115	HCA Healthcare, Inc.	15,962
27	Henry Schein, Inc.(a)	1,861
47	Humana, Inc.	15,803
21	Laboratory Corp. of America Holdings(a)	3,683
170	MEDNAX, Inc.(a)	3,922
73	Patterson Cos., Inc.	1,607
33	Quest Diagnostics, Inc.	3,652
36	UnitedHealth Group, Inc.	9,808

		99,515

	Health Care Technology — 0.4%
155	Allscripts Healthcare Solutions, Inc.(a)	1,330
233	Cerner Corp.	16,737
73	HMS Holdings Corp.(a)	1,994

		20,061

	Hotels, Restaurants & Leisure — 2.1%
14	Domino’s Pizza, Inc.	3,944
41	Dunkin’ Brands Group, Inc.	3,202
115	Hilton Worldwide Holdings, Inc.	12,397
25	Jack in the Box, Inc.	2,044
29	Marriott Vacations Worldwide Corp.	3,487
10	McDonald’s Corp.	2,140
544	MGM Resorts International	16,896
9	Royal Caribbean Cruises Ltd.	1,054
198	Starbucks Corp.	16,796
164	Wendy’s Co. (The)	3,554
444	Yum China Holdings, Inc.	19,123
88	Yum! Brands, Inc.	9,308

		93,945

	Household Durables — 0.3%
131	KB Home	4,919
98	Meritage Homes Corp.(a)	6,954

		11,873

	Household Products — 0.9%
182	Colgate-Palmolive Co.	13,428
225	Procter & Gamble Co. (The)	28,039

		41,467

	Independent Power & Renewable Electricity Producers — 0.5%
80	AES Corp. (The)	1,589
150	Ormat Technologies, Inc.	11,889
354	Pattern Energy Group, Inc., Class A	9,526

		23,004

	Industrial Conglomerates — 0.5%
1,596	General Electric Co.	19,870
7	Honeywell International, Inc.	1,213

		21,083

	Insurance — 1.3%
26	Aflac, Inc.	1,341
44	Allstate Corp. (The)	5,216
330	American International Group, Inc.	16,586
21	Brighthouse Financial, Inc.(a)	817
62	Chubb Ltd.	9,423
76	First American Financial Corp.	4,710
29	Hanover Insurance Group, Inc. (The)	4,019
47	Hartford Financial Services Group, Inc. (The)	2,786
43	Lincoln National Corp.	2,343
25	Marsh & McLennan Cos., Inc.	2,796
81	Prudential Financial, Inc.	7,376
28	Travelers Cos., Inc. (The)	3,685

		61,098

	Interactive Media & Services — 2.9%
18	Alphabet, Inc., Class A(a)	25,790
37	Alphabet, Inc., Class C(a)	53,066
261	Facebook, Inc., Class A(a)	52,699

		131,555

	Internet & Direct Marketing Retail — 2.7%
190	Alibaba Group Holding Ltd., Sponsored ADR(a)	39,252
23	Amazon.com, Inc.(a)	46,201
12	Booking Holdings, Inc.(a)	21,967
425	eBay, Inc.	14,263
55	Etsy, Inc.(a)	2,684

		124,367

	IT Services — 3.2%
107	Automatic Data Processing, Inc.	18,339
71	Cognizant Technology Solutions Corp., Class A	4,358
371	DXC Technology Co.	11,828
16	Fiserv, Inc.(a)	1,898
75	Gartner, Inc.(a)	12,059
26	International Business Machines Corp.	3,737
60	MasterCard, Inc., Class A	18,956
25	Paychex, Inc.	2,144
34	PayPal Holdings, Inc.(a)	3,872
223	Sabre Corp.	4,803
9	VeriSign, Inc.(a)	1,873
297	Visa, Inc., Class A	59,094
22	WEX, Inc.(a)	4,772

		147,733

	Leisure Products — 0.0%
95	Callaway Golf Co.	2,035

	Life Sciences Tools & Services — 0.3%
20	Agilent Technologies, Inc.	1,651
2	Illumina, Inc.(a)	580
11	IQVIA Holdings, Inc.(a)	1,708
38	Repligen Corp.(a)	3,815
19	Thermo Fisher Scientific, Inc.	5,951
4	Waters Corp.(a)	895

		14,600

	Machinery — 2.2%
51	AGCO Corp.	3,577
428	Briggs & Stratton Corp.	1,571
122	Caterpillar, Inc.	16,025
78	Cummins, Inc.	12,478
114	Deere & Co.	18,078
52	Flowserve Corp.	2,427
73	ITT, Inc.	4,897
84	Kennametal, Inc.	2,628
58	Oshkosh Corp.	4,990
109	Parker-Hannifin Corp.	21,330
15	Proto Labs, Inc.(a)	1,553
68	Terex Corp.	1,724
64	Toro Co. (The)	5,121
19	Xylem, Inc.	1,552

		97,951

	Media — 1.3%
4	Cable One, Inc.	6,816
40	Charter Communications, Inc., Class A(a)	20,698
377	Comcast Corp., Class A	16,283
24	Discovery, Inc., Series C(a)	666
64	Fox Corp., Class A	2,373
77	Interpublic Group of Cos., Inc. (The)	1,748
74	New York Times Co. (The), Class A	2,369
54	Omnicom Group, Inc.	4,067

See accompanying notes to financial statements.

|  78

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
69	ViacomCBS, Inc., Class B	$2,355

		57,375

	Metals & Mining — 0.5%
124	Commercial Metals Co.	2,548
153	Newmont Corp.	6,894
13	Nucor Corp.	617
56	Reliance Steel & Aluminum Co.	6,429
37	Royal Gold, Inc.	4,267

		20,755

	Multi-Utilities — 0.3%
67	Consolidated Edison, Inc.	6,298
28	DTE Energy Co.	3,713
17	Sempra Energy	2,731
18	WEC Energy Group, Inc.	1,798

		14,540

	Multiline Retail — 0.1%
9	Macy’s, Inc.	144
52	Target Corp.	5,758

		5,902

	Oil, Gas & Consumable Fuels — 1.3%
514	Apache Corp.	14,104
111	Concho Resources, Inc.	8,412
691	Denbury Resources, Inc.(a)	681
82	Devon Energy Corp.	1,781
85	Diamondback Energy, Inc.	6,324
108	EOG Resources, Inc.	7,874
127	EQT Corp.	768
92	Green Plains, Inc.	1,147
206	Marathon Oil Corp.	2,342
131	Noble Energy, Inc.	2,590
71	ONEOK, Inc.	5,316
697	Southwestern Energy Co.(a)	1,094
34	Valero Energy Corp.	2,867
66	World Fuel Services Corp.	2,582

		57,882

	Paper & Forest Products — 0.1%
52	Domtar Corp.	1,810
91	Louisiana-Pacific Corp.	2,792

		4,602

	Personal Products — 0.0%
10	Estee Lauder Cos., Inc. (The), Class A	1,952

	Pharmaceuticals — 1.9%
3	Allergan PLC	560
60	Bristol-Myers Squibb Co.	3,777
70	Catalent, Inc.(a)	4,277
39	Eli Lilly & Co.	5,446
141	Merck & Co., Inc.	12,047
125	Novartis AG, Sponsored ADR	11,814
302	Novo Nordisk AS, Sponsored ADR	18,370
19	Perrigo Co. PLC	1,084
213	Pfizer, Inc.	7,932
491	Roche Holding AG, Sponsored ADR	20,524

		85,831

	Professional Services — 0.3%
58	Exponent, Inc.	4,221
20	Insperity, Inc.	1,747
56	Korn Ferry	2,295
33	ManpowerGroup, Inc.	3,019
31	Nielsen Holdings PLC	632

		11,914

	Real Estate Management & Development — 0.2%
40	CBRE Group, Inc., Class A(a)	2,442
30	Jones Lang LaSalle, Inc.	5,095

		7,537

	REITs – Apartments — 0.5%
106	American Campus Communities, Inc.	4,862
9	AvalonBay Communities, Inc.	1,950
71	Camden Property Trust	7,983
39	Equity Residential	3,240
11	Essex Property Trust, Inc.	3,407
3	Mid-America Apartment Communities, Inc.	412

		21,854

	REITs – Diversified — 0.2%
16	Crown Castle International Corp.	2,397
13	Digital Realty Trust, Inc.	1,599
4	Equinix, Inc.	2,359
106	Weyerhaeuser Co.	3,069

		9,424

	REITs – Health Care — 0.3%
31	Ventas, Inc.	1,793
113	Welltower, Inc.	9,595

		11,388

	REITs – Hotels — 0.0%
113	Host Hotels & Resorts, Inc.	1,846

	REITs – Office Property — 0.6%
17	Boston Properties, Inc.	2,437
160	Corporate Office Properties Trust	4,763
181	Douglas Emmett, Inc.	7,511
241	Easterly Government Properties, Inc.	5,835
80	Kilroy Realty Corp.	6,606

		27,152

	REITs – Regional Malls — 0.1%
18	Simon Property Group, Inc.	2,397

	REITs – Storage — 0.0%
23	Iron Mountain, Inc.	727
6	Public Storage	1,343

		2,070

	REITs – Warehouse/Industrials — 0.2%
48	CyrusOne, Inc.	2,921
131	Liberty Property Trust	8,207

		11,128

	Road & Rail — 0.5%
17	Kansas City Southern	2,868
47	Norfolk Southern Corp.	9,786
42	Ryder System, Inc.	2,004
53	Union Pacific Corp.	9,509

		24,167

	Semiconductors & Semiconductor Equipment — 2.3%
13	Advanced Micro Devices, Inc.(a)	611
61	Applied Materials, Inc.	3,537
33	Cabot Microelectronics Corp.	4,802
61	Cirrus Logic, Inc.(a)	4,685
42	Cree, Inc.(a)	1,953
154	First Solar, Inc.(a)	7,635
346	Intel Corp.	22,120
98	NVIDIA Corp.	23,170
205	QUALCOMM, Inc.	17,488
47	Silicon Laboratories, Inc.(a)	4,621
107	Texas Instruments, Inc.	12,910

		103,532

See accompanying notes to financial statements.

79  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Software — 3.0%
17	Adobe, Inc.(a)	$5,970
179	Autodesk, Inc.(a)	35,236
34	Blackbaud, Inc.	2,663
47	Bottomline Technologies, Inc.(a)	2,519
10	Citrix Systems, Inc.	1,212
17	Fair Isaac Corp.(a)	6,841
26	LogMeIn, Inc.	2,235
206	Microsoft Corp.	35,068
34	NortonLifeLock, Inc.	966
624	Oracle Corp.	32,729
44	PTC, Inc.(a)	3,657
30	Qualys, Inc.(a)	2,572
20	salesforce.com, Inc.(a)	3,646

		135,314

	Specialty Retail — 0.9%
34	Aaron’s, Inc.	2,018
101	American Eagle Outfitters, Inc.	1,454
40	Asbury Automotive Group, Inc.(a)	3,858
12	Best Buy Co., Inc.	1,016
18	Five Below, Inc.(a)	2,038
58	Home Depot, Inc. (The)	13,230
28	Lithia Motors, Inc., Class A	3,798
34	Lowe’s Cos., Inc.	3,952
28	Monro, Inc.	1,756
9	Tiffany & Co.	1,206
40	TJX Cos., Inc. (The)	2,362
37	Williams-Sonoma, Inc.	2,593

		39,281

	Technology Hardware, Storage & Peripherals — 1.1%
90	Apple, Inc.	27,856
440	Hewlett Packard Enterprise Co.	6,129
261	HP, Inc.	5,565
92	NCR Corp.(a)	3,102
36	NetApp, Inc.	1,922
24	Seagate Technology PLC	1,368
20	Western Digital Corp.	1,310
47	Xerox Holdings Corp.	1,672

		48,924

	Textiles, Apparel & Luxury Goods — 0.7%
24	Deckers Outdoor Corp.(a)	4,582
15	Hanesbrands, Inc.	206
50	NIKE, Inc., Class B	4,815
4	PVH Corp.	349
31	Tapestry, Inc.	799
945	Under Armour, Inc., Class A(a)	19,070
87	Wolverine World Wide, Inc.	2,746

		32,567

	Thrifts & Mortgage Finance — 0.1%
327	New York Community Bancorp, Inc.	3,617

	Trading Companies & Distributors — 0.3%
171	Fastenal Co.	5,964
28	GATX Corp.	2,132
19	W.W. Grainger, Inc.	5,751

		13,847

	Water Utilities — 0.4%
80	American Water Works Co., Inc.	10,896
99	Essential Utilities, Inc.	5,142

		16,038

	Wireless Telecommunication Services — 0.1%
61	Shenandoah Telecommunications Co.	2,461

	Total Common Stocks (Identified Cost $2,632,038)	2,756,100

Principal Amount
Bonds and Notes — 3.9%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	1,016

	Automotive — 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,145
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,038

		4,183

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,125
1,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	1,024
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,009
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,074
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,046
1,000	Capital One Financial Corp., 3.300%, 10/30/2024	1,055
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,121
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,043
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,014
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,153
1,000	HSBC Holdings PLC, 5.100%, 4/05/2021	1,038
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,101
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,077
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,063
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	1,000
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,061
1,000	Santander UK PLC, 2.375%, 3/16/2020	1,001
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,092
1,000	Westpac Banking Corp., 2.750%, 1/11/2023	1,029

		27,126

	Cable Satellite — 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,097

	Construction Machinery — 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,019

	Consumer Cyclical Services — 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,072

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,141
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,125

		4,266

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,043

	Food & Beverage — 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,187

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,939

See accompanying notes to financial statements.

|  80

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	Health Insurance — 0.1%
$2,000	Anthem, Inc., 4.101%, 3/01/2028	$2,211
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,717

		4,928

	Healthcare — 0.2%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,216
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,032
2,000	McKesson Corp., 3.950%, 2/16/2028	2,179
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,036

		7,463

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,926

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,149
1,000	Chevron Corp., 1.961%, 3/03/2020	1,000
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,504

		4,653

	Life Insurance — 0.1%
2,000	American International Group, Inc., 3.900%, 4/01/2026	2,178

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,123
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,143

		4,266

	Mortgage Related — 0.8%
901	FHLMC, 3.000%, 6/01/2049	923
15,560	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	15,950
13,065	FNMA, 3.500%, with various maturities in 2049(c)	13,479
3,206	FNMA, 4.000%, with various maturities in 2049(c)	3,349
2,396	FNMA, 4.500%, with various maturities in 2049(c)	2,534

		36,235

	Oil Field Services — 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,053

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,137
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,036

		4,173

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,075

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,033

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,189

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,036
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,319
2,000	Oracle Corp., 2.950%, 5/15/2025	2,112
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,148
2,000	VMware, Inc., 2.950%, 8/21/2022	2,047

		9,662

	Treasuries — 0.9%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,192
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,708
5,000	U.S. Treasury Bond, 3.000%, 5/15/2045	5,963
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,421
3,000	U.S. Treasury Bond, 3.000%, 2/15/2049	3,653
	Treasuries — continued
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,405
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,431
5,000	U.S. Treasury Bond, 5.250%, 2/15/2029	6,587
3,000	U.S. Treasury Note, 1.125%, 9/30/2021	2,987
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,037
3,000	U.S. Treasury Note, 2.125%, 12/31/2022	3,070
2,000	U.S. Treasury Note, 2.250%, 11/15/2027	2,117
2,000	U.S. Treasury Note, 2.625%, 2/15/2029	2,190

		39,761

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,705

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.875%, 1/15/2026	2,172
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.010%, 5/15/2025(d)	2,059

		4,231

	Total Bonds and Notes (Identified Cost $172,177)	178,479

Shares
Exchange-Traded Funds — 15.0%
6,580	iShares® ESG MSCI EAFE ETF	439,939
7,187	iShares® ESG MSCI Emerging Markets ETF	243,998

	Total Exchange-Traded Funds (Identified Cost $655,539)	683,937

Affiliated Mutual Funds — 19.7%
7,316	Mirova Global Green Bond Fund, Class N	77,764
66,726	Mirova International Sustainable Equity Fund, Class N	818,734

	Total Affiliated Mutual Funds (Identified Cost $825,235)	896,498

	Total Investments — 99.1% (Identified Cost $4,284,989)	4,515,014
	Other assets less liabilities — 0.9%	41,946

	Net Assets — 100.0%	$4,556,960

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of January 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of January 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See accompanying notes to financial statements.

81  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2050 Fund – (continued)

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2020

Equity	93.5%
Fixed Income	5.6

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  82

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 60.1% of Net Assets
	Aerospace & Defense — 0.4%
21	Axon Enterprise, Inc.(a)	$1,613
30	Moog, Inc., Class A	2,688
4	Raytheon Co.	884
15	Teledyne Technologies, Inc.(a)	5,476
41	United Technologies Corp.	6,158

		16,819

	Air Freight & Logistics — 0.8%
280	Expeditors International of Washington, Inc.	20,451
42	FedEx Corp.	6,075
52	United Parcel Service, Inc., Class B	5,383

		31,909

	Airlines — 0.2%
306	American Airlines Group, Inc.	8,213
12	Delta Air Lines, Inc.	669

		8,882

	Auto Components — 0.4%
114	American Axle & Manufacturing Holdings, Inc.(a)	1,054
91	Aptiv PLC	7,716
15	BorgWarner, Inc.	514
138	Delphi Technologies PLC(a)	2,117
133	Goodyear Tire & Rubber Co. (The)	1,746
27	Visteon Corp.(a)	2,155

		15,302

	Automobiles — 0.6%
887	Fiat Chrysler Automobiles NV	11,549
351	General Motors Co.	11,720
28	Thor Industries, Inc.	2,254

		25,523

	Banks — 3.9%
79	Ameris Bancorp	3,175
141	BancorpSouth Bank	4,028
752	Bank of America Corp.	24,688
306	Cadence BanCorp	4,783
345	Citigroup, Inc.	25,671
209	Citizens Financial Group, Inc.	7,792
107	Columbia Banking System, Inc.	4,141
9	Comerica, Inc.	550
66	Cullen/Frost Bankers, Inc.	5,885
246	Fulton Financial Corp.	4,052
231	Huntington Bancshares, Inc.	3,135
121	International Bancshares Corp.	4,767
351	KeyCorp	6,567
23	M&T Bank Corp.	3,876
555	People’s United Financial, Inc.	8,558
74	PNC Financial Services Group, Inc. (The)	10,993
144	Regions Financial Corp.	2,242
114	TCF Financial Corp.	4,820
126	Truist Financial Corp.	6,498
193	Trustmark Corp.	6,172
296	Wells Fargo & Co.	13,894
50	Wintrust Financial Corp.	3,164
113	Zions Bancorp N.A.	5,140

		164,591

	Beverages — 1.8%
87	Brown-Forman Corp., Class B	5,885
358	Coca-Cola Co. (The)	20,907
61	Constellation Brands, Inc., Class A	11,486
444	Monster Beverage Corp.(a)	29,570
	Beverages — continued
44	PepsiCo, Inc.	6,249

		74,097

	Biotechnology — 1.8%
62	AbbVie, Inc.	5,023
74	Amgen, Inc.	15,988
12	Biogen, Inc.(a)	3,226
114	BioMarin Pharmaceutical, Inc.(a)	9,519
103	Gilead Sciences, Inc.	6,510
17	Ligand Pharmaceuticals, Inc.(a)	1,493
95	Regeneron Pharmaceuticals, Inc.(a)	32,104
6	Vertex Pharmaceuticals, Inc.(a)	1,362

		75,225

	Building Products — 0.3%
213	Johnson Controls International PLC	8,403
20	Lennox International, Inc.	4,659

		13,062

	Capital Markets — 4.5%
3	Affiliated Managers Group, Inc.	240
12	Ameriprise Financial, Inc.	1,985
417	Bank of New York Mellon Corp. (The)	18,673
15	BlackRock, Inc.	7,910
425	Charles Schwab Corp. (The)	19,359
22	CME Group, Inc.	4,777
54	FactSet Research Systems, Inc.	15,450
98	Franklin Resources, Inc.	2,479
50	Goldman Sachs Group, Inc. (The)	11,888
53	Intercontinental Exchange, Inc.	5,286
32	Invesco Ltd.	554
97	Janus Henderson Group PLC	2,451
104	Legg Mason, Inc.	4,072
75	Moody’s Corp.	19,259
58	MSCI, Inc.	16,576
56	Northern Trust Corp.	5,477
47	S&P Global, Inc.	13,805
240	SEI Investments Co.	15,662
308	State Street Corp.	23,294

		189,197

	Chemicals — 0.8%
24	DuPont de Nemours, Inc.	1,228
53	Ecolab, Inc.	10,394
53	HB Fuller Co.	2,449
38	Innospec, Inc.	3,828
12	International Flavors & Fragrances, Inc.	1,573
46	Linde PLC	9,344
45	Minerals Technologies, Inc.	2,436
26	Stepan Co.	2,565

		33,817

	Commercial Services & Supplies — 0.3%
48	Healthcare Services Group, Inc.	1,229
27	MSA Safety, Inc.	3,661
40	Tetra Tech, Inc.	3,424
43	Waste Management, Inc.	5,233

		13,547

	Communications Equipment — 0.8%
64	Ciena Corp.(a)	2,603
507	Cisco Systems, Inc.	23,307
6	F5 Networks, Inc.(a)	733
32	InterDigital, Inc.	1,768
36	Lumentum Holdings, Inc.(a)	2,727

See accompanying notes to financial statements.

83  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — continued
17	Motorola Solutions, Inc.	$3,009

		34,147

	Construction & Engineering — 0.2%
126	AECOM(a)	6,077
149	Fluor Corp.	2,666

		8,743

	Consumer Finance — 0.7%
40	American Express Co.	5,195
220	Capital One Financial Corp.	21,956
104	Navient Corp.	1,495

		28,646

	Containers & Packaging — 0.2%
82	Ball Corp.	5,919
46	International Paper Co.	1,873
189	O-I Glass, Inc.	2,385

		10,177

	Distributors — 0.2%
36	Genuine Parts Co.	3,368
19	POOL CORP.	4,167

		7,535

	Diversified Consumer Services — 0.1%
83	Service Corp. International	3,980

	Diversified Telecommunication Services — 0.3%
164	AT&T, Inc.	6,169
88	Verizon Communications, Inc.	5,231

		11,400

	Electric Utilities — 0.5%
112	American Electric Power Co., Inc.	11,672
14	Edison International	1,072
29	Eversource Energy	2,681
18	FirstEnergy Corp.	914
36	IDACORP, Inc.	4,039
33	PPL Corp.	1,194

		21,572

	Electrical Equipment — 0.2%
13	Acuity Brands, Inc.	1,532
55	Eaton Corp. PLC	5,196
25	Hubbell, Inc.	3,581

		10,309

	Electronic Equipment, Instruments & Components — 0.9%
68	Avnet, Inc.	2,481
27	Belden, Inc.	1,330
72	Cognex Corp.	3,670
16	Coherent, Inc.(a)	2,263
30	Corning, Inc.	801
14	Littelfuse, Inc.	2,477
12	Rogers Corp.(a)	1,413
163	TE Connectivity Ltd.	15,025
85	Trimble, Inc.(a)	3,614
122	Vishay Intertechnology, Inc.	2,476

		35,550

	Energy Equipment & Services — 0.5%
39	Apergy Corp.(a)	1,008
45	Baker Hughes Co.	975
20	Core Laboratories NV	703
80	National Oilwell Varco, Inc.	1,649
61	Oceaneering International, Inc.(a)	757
54	Oil States International, Inc.(a)	582
	Energy Equipment & Services — continued
380	Schlumberger Ltd.	12,734
46	TechnipFMC PLC	759

		19,167

	Entertainment — 1.3%
34	Activision Blizzard, Inc.	1,988
61	Cinemark Holdings, Inc.	1,922
19	Electronic Arts, Inc.(a)	2,050
73	Netflix, Inc.(a)	25,192
26	Take-Two Interactive Software, Inc.(a)	3,241
155	Walt Disney Co. (The)	21,438

		55,831

	Food & Staples Retailing — 0.3%
90	Kroger Co. (The)	2,417
219	SpartanNash Co.	2,667
28	Sysco Corp.	2,300
96	Walgreens Boots Alliance, Inc.	4,882

		12,266

	Food Products — 0.7%
65	Campbell Soup Co.	3,145
602	Danone S.A., Sponsored ADR	9,602
48	General Mills, Inc.	2,507
73	Hain Celestial Group, Inc. (The)(a)	1,767
4	Hershey Co. (The)	621
39	Hormel Foods Corp.	1,843
36	Ingredion, Inc.	3,168
15	J.M. Smucker Co. (The)	1,554
58	Kellogg Co.	3,956
6	McCormick & Co., Inc.	980
20	Mondelez International, Inc., Class A	1,148

		30,291

	Gas Utilities — 0.3%
75	New Jersey Resources Corp.	3,099
41	ONE Gas, Inc.	3,875
80	South Jersey Industries, Inc.	2,464
90	UGI Corp.	3,743

		13,181

	Health Care Equipment & Supplies — 0.8%
4	Becton Dickinson & Co.	1,101
24	Boston Scientific Corp.(a)	1,005
5	Cooper Cos., Inc. (The)	1,734
17	Danaher Corp.	2,735
13	DENTSPLY SIRONA, Inc.	728
2	Edwards Lifesciences Corp.(a)	440
39	Globus Medical, Inc., Class A(a)	2,039
20	Haemonetics Corp.(a)	2,148
36	Hill-Rom Holdings, Inc.	3,834
21	Hologic, Inc.(a)	1,124
3	Intuitive Surgical, Inc.(a)	1,679
134	Meridian Bioscience, Inc.	1,318
25	Merit Medical Systems, Inc.(a)	910
5	STERIS PLC	753
3	Stryker Corp.	632
40	Varian Medical Systems, Inc.(a)	5,623
26	West Pharmaceutical Services, Inc.	4,055

		31,858

	Health Care Providers & Services — 2.2%
37	Acadia Healthcare Co., Inc.(a)	1,189
12	Amedisys, Inc.(a)	2,118
8	Anthem, Inc.	2,122
26	BioTelemetry, Inc.(a)	1,272

See accompanying notes to financial statements.

|  84

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
81	Centene Corp.(a)	$5,088
9	Chemed Corp.	4,203
13	Cigna Corp.	2,501
234	CVS Health Corp.	15,870
15	DaVita, Inc.(a)	1,198
36	Encompass Health Corp.	2,773
106	HCA Healthcare, Inc.	14,713
29	Henry Schein, Inc.(a)	1,999
43	Humana, Inc.	14,458
21	Laboratory Corp. of America Holdings(a)	3,683
146	MEDNAX, Inc.(a)	3,368
59	Patterson Cos., Inc.	1,299
32	Quest Diagnostics, Inc.	3,542
33	UnitedHealth Group, Inc.	8,991

		90,387

	Health Care Technology — 0.4%
142	Allscripts Healthcare Solutions, Inc.(a)	1,218
215	Cerner Corp.	15,444
69	HMS Holdings Corp.(a)	1,885

		18,547

	Hotels, Restaurants & Leisure — 2.0%
12	Domino’s Pizza, Inc.	3,381
37	Dunkin’ Brands Group, Inc.	2,889
103	Hilton Worldwide Holdings, Inc.	11,103
23	Jack in the Box, Inc.	1,880
24	Marriott Vacations Worldwide Corp.	2,886
9	McDonald’s Corp.	1,926
489	MGM Resorts International	15,188
9	Royal Caribbean Cruises Ltd.	1,054
174	Starbucks Corp.	14,760
141	Wendy’s Co. (The)	3,056
420	Yum China Holdings, Inc.	18,089
80	Yum! Brands, Inc.	8,462

		84,674

	Household Durables — 0.2%
109	KB Home	4,093
85	Meritage Homes Corp.(a)	6,032

		10,125

	Household Products — 0.9%
174	Colgate-Palmolive Co.	12,838
209	Procter & Gamble Co. (The)	26,045

		38,883

	Independent Power & Renewable Electricity Producers — 0.5%
65	AES Corp. (The)	1,291
138	Ormat Technologies, Inc.	10,938
326	Pattern Energy Group, Inc., Class A	8,772

		21,001

	Industrial Conglomerates — 0.5%
1,443	General Electric Co.	17,965
7	Honeywell International, Inc.	1,213

		19,178

	Insurance — 1.4%
24	Aflac, Inc.	1,238
45	Allstate Corp. (The)	5,334
295	American International Group, Inc.	14,827
20	Brighthouse Financial, Inc.(a)	778
60	Chubb Ltd.	9,119
65	First American Financial Corp.	4,029
24	Hanover Insurance Group, Inc. (The)	3,326
	Insurance — continued
43	Hartford Financial Services Group, Inc. (The)	2,549
38	Lincoln National Corp.	2,070
26	Marsh & McLennan Cos., Inc.	2,908
79	Prudential Financial, Inc.	7,194
30	Travelers Cos., Inc. (The)	3,949

		57,321

	Interactive Media & Services — 2.8%
16	Alphabet, Inc., Class A(a)	22,924
33	Alphabet, Inc., Class C(a)	47,330
237	Facebook, Inc., Class A(a)	47,853

		118,107

	Internet & Direct Marketing Retail — 2.7%
177	Alibaba Group Holding Ltd., Sponsored ADR(a)	36,567
21	Amazon.com, Inc.(a)	42,183
11	Booking Holdings, Inc.(a)	20,136
382	eBay, Inc.	12,820
47	Etsy, Inc.(a)	2,294

		114,000

	IT Services — 3.2%
102	Automatic Data Processing, Inc.	17,482
68	Cognizant Technology Solutions Corp., Class A	4,174
332	DXC Technology Co.	10,584
14	Fiserv, Inc.(a)	1,661
67	Gartner, Inc.(a)	10,772
24	International Business Machines Corp.	3,450
55	MasterCard, Inc., Class A	17,377
24	Paychex, Inc.	2,058
32	PayPal Holdings, Inc.(a)	3,644
192	Sabre Corp.	4,136
10	VeriSign, Inc.(a)	2,081
270	Visa, Inc., Class A	53,722
19	WEX, Inc.(a)	4,121

		135,262

	Leisure Products — 0.0%
87	Callaway Golf Co.	1,864

	Life Sciences Tools & Services — 0.3%
21	Agilent Technologies, Inc.	1,734
2	Illumina, Inc.(a)	580
11	IQVIA Holdings, Inc.(a)	1,708
35	Repligen Corp.(a)	3,514
17	Thermo Fisher Scientific, Inc.	5,324
4	Waters Corp.(a)	895

		13,755

	Machinery — 2.1%
46	AGCO Corp.	3,226
394	Briggs & Stratton Corp.	1,446
113	Caterpillar, Inc.	14,843
69	Cummins, Inc.	11,038
105	Deere & Co.	16,651
53	Flowserve Corp.	2,474
63	ITT, Inc.	4,226
75	Kennametal, Inc.	2,347
50	Oshkosh Corp.	4,302
98	Parker-Hannifin Corp.	19,178
13	Proto Labs, Inc.(a)	1,345
55	Terex Corp.	1,394
55	Toro Co. (The)	4,401
17	Xylem, Inc.	1,388

		88,259

See accompanying notes to financial statements.

85  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.3%
4	Cable One, Inc.	$6,816
36	Charter Communications, Inc., Class A(a)	18,629
337	Comcast Corp., Class A	14,555
21	Discovery, Inc., Series C(a)	583
59	Fox Corp., Class A	2,188
69	Interpublic Group of Cos., Inc. (The)	1,566
66	New York Times Co. (The), Class A	2,113
51	Omnicom Group, Inc.	3,841
63	ViacomCBS, Inc., Class B	2,150

		52,441

	Metals & Mining — 0.4%
110	Commercial Metals Co.	2,260
149	Newmont Corp.	6,714
10	Nucor Corp.	475
48	Reliance Steel & Aluminum Co.	5,510
30	Royal Gold, Inc.	3,460

		18,419

	Multi-Utilities — 0.4%
67	Consolidated Edison, Inc.	6,298
27	DTE Energy Co.	3,580
18	Sempra Energy	2,892
18	WEC Energy Group, Inc.	1,798

		14,568

	Multiline Retail — 0.1%
8	Macy’s, Inc.	128
48	Target Corp.	5,315

		5,443

	Oil, Gas & Consumable Fuels — 1.3%
460	Apache Corp.	12,622
99	Concho Resources, Inc.	7,502
589	Denbury Resources, Inc.(a)	580
83	Devon Energy Corp.	1,803
76	Diamondback Energy, Inc.	5,654
97	EOG Resources, Inc.	7,072
98	EQT Corp.	593
83	Green Plains, Inc.	1,035
202	Marathon Oil Corp.	2,297
130	Noble Energy, Inc.	2,570
70	ONEOK, Inc.	5,241
585	Southwestern Energy Co.(a)	919
35	Valero Energy Corp.	2,951
58	World Fuel Services Corp.	2,269

		53,108

	Paper & Forest Products — 0.1%
46	Domtar Corp.	1,602
81	Louisiana-Pacific Corp.	2,485

		4,087

	Personal Products — 0.0%
9	Estee Lauder Cos., Inc. (The), Class A	1,756

	Pharmaceuticals — 1.9%
3	Allergan PLC	560
55	Bristol-Myers Squibb Co.	3,462
59	Catalent, Inc.(a)	3,605
36	Eli Lilly & Co.	5,027
134	Merck & Co., Inc.	11,449
109	Novartis AG, Sponsored ADR	10,302
285	Novo Nordisk AS, Sponsored ADR	17,336
17	Perrigo Co. PLC	970
196	Pfizer, Inc.	7,299
	Pharmaceuticals — continued
427	Roche Holding AG, Sponsored ADR	17,849

		77,859

	Professional Services — 0.3%
49	Exponent, Inc.	3,566
17	Insperity, Inc.	1,485
51	Korn Ferry	2,090
30	ManpowerGroup, Inc.	2,745
27	Nielsen Holdings PLC	551

		10,437

	Real Estate Management & Development — 0.2%
37	CBRE Group, Inc., Class A(a)	2,259
25	Jones Lang LaSalle, Inc.	4,245

		6,504

	REITs – Apartments — 0.5%
92	American Campus Communities, Inc.	4,220
8	AvalonBay Communities, Inc.	1,734
61	Camden Property Trust	6,858
34	Equity Residential	2,825
11	Essex Property Trust, Inc.	3,407
3	Mid-America Apartment Communities, Inc.	412

		19,456

	REITs – Diversified — 0.2%
14	Crown Castle International Corp.	2,098
12	Digital Realty Trust, Inc.	1,476
4	Equinix, Inc.	2,359
99	Weyerhaeuser Co.	2,866

		8,799

	REITs – Health Care — 0.3%
28	Ventas, Inc.	1,620
105	Welltower, Inc.	8,916

		10,536

	REITs – Hotels — 0.0%
110	Host Hotels & Resorts, Inc.	1,797

	REITs – Office Property — 0.6%
15	Boston Properties, Inc.	2,150
138	Corporate Office Properties Trust	4,108
156	Douglas Emmett, Inc.	6,474
208	Easterly Government Properties, Inc.	5,036
69	Kilroy Realty Corp.	5,698

		23,466

	REITs – Regional Malls — 0.1%
18	Simon Property Group, Inc.	2,397

	REITs – Storage — 0.0%
20	Iron Mountain, Inc.	632
5	Public Storage	1,119

		1,751

	REITs – Warehouse/Industrials — 0.2%
43	CyrusOne, Inc.	2,617
113	Liberty Property Trust	7,079

		9,696

	Road & Rail — 0.5%
16	Kansas City Southern	2,699
44	Norfolk Southern Corp.	9,161
40	Ryder System, Inc.	1,909
49	Union Pacific Corp.	8,792

		22,561

See accompanying notes to financial statements.

|  86

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 2.2%
13	Advanced Micro Devices, Inc.(a)	$611
57	Applied Materials, Inc.	3,305
27	Cabot Microelectronics Corp.	3,929
51	Cirrus Logic, Inc.(a)	3,917
39	Cree, Inc.(a)	1,813
138	First Solar, Inc.(a)	6,842
313	Intel Corp.	20,010
88	NVIDIA Corp.	20,806
179	QUALCOMM, Inc.	15,271
40	Silicon Laboratories, Inc.(a)	3,932
98	Texas Instruments, Inc.	11,824

		92,260

	Software — 2.9%
16	Adobe, Inc.(a)	5,618
166	Autodesk, Inc.(a)	32,677
31	Blackbaud, Inc.	2,428
42	Bottomline Technologies, Inc.(a)	2,251
11	Citrix Systems, Inc.	1,334
14	Fair Isaac Corp.(a)	5,633
22	LogMeIn, Inc.	1,891
185	Microsoft Corp.	31,493
30	NortonLifeLock, Inc.	853
556	Oracle Corp.	29,162
35	PTC, Inc.(a)	2,909
27	Qualys, Inc.(a)	2,315
18	salesforce.com, Inc.(a)	3,282

		121,846

	Specialty Retail — 0.9%
29	Aaron’s, Inc.	1,721
93	American Eagle Outfitters, Inc.	1,339
34	Asbury Automotive Group, Inc.(a)	3,279
11	Best Buy Co., Inc.	932
17	Five Below, Inc.(a)	1,925
55	Home Depot, Inc. (The)	12,545
23	Lithia Motors, Inc., Class A	3,120
30	Lowe’s Cos., Inc.	3,487
25	Monro, Inc.	1,568
8	Tiffany & Co.	1,072
37	TJX Cos., Inc. (The)	2,184
32	Williams-Sonoma, Inc.	2,243

		35,415

	Technology Hardware, Storage & Peripherals — 1.1%
82	Apple, Inc.	25,380
420	Hewlett Packard Enterprise Co.	5,851
255	HP, Inc.	5,437
82	NCR Corp.(a)	2,765
33	NetApp, Inc.	1,762
21	Seagate Technology PLC	1,197
18	Western Digital Corp.	1,179
43	Xerox Holdings Corp.	1,529

		45,100

	Textiles, Apparel & Luxury Goods — 0.7%
20	Deckers Outdoor Corp.(a)	3,818
14	Hanesbrands, Inc.	193
46	NIKE, Inc., Class B	4,430
3	PVH Corp.	261
27	Tapestry, Inc.	696
856	Under Armour, Inc., Class A(a)	17,274
77	Wolverine World Wide, Inc.	2,431

		29,103

	Thrifts & Mortgage Finance — 0.1%
301	New York Community Bancorp, Inc.	3,329

	Trading Companies & Distributors — 0.3%
158	Fastenal Co.	5,511
26	GATX Corp.	1,979
17	W.W. Grainger, Inc.	5,146

		12,636

	Water Utilities — 0.4%
78	American Water Works Co., Inc.	10,624
85	Essential Utilities, Inc.	4,415

		15,039

	Wireless Telecommunication Services — 0.1%
58	Shenandoah Telecommunications Co.	2,340

	Total Common Stocks (Identified Cost $2,402,244)	2,510,136

Principal Amount
Bonds and Notes — 4.0%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	1,016

	Automotive — 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,145
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,038

		4,183

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,125
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,048
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,009
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,074
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,046
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,121
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,043
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,014
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,153
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,077
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,101
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,077
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	1,000
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,061
1,000	Santander UK PLC, 2.375%, 3/16/2020	1,001
1,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	1,046

		23,996

	Cable Satellite — 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,097

	Construction Machinery — 0.0%
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,038

	Consumer Cyclical Services — 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,072

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,142
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,125

		4,267

See accompanying notes to financial statements.

87  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 0.0%
$2,000	ORIX Corp., 2.900%, 7/18/2022	$2,043

	Food & Beverage — 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,187

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,940

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,211
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,717

		4,928

	Healthcare — 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,108
2,000	McKesson Corp., 3.950%, 2/16/2028	2,179
1,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,035

		4,322

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,926

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,148
1,000	Chevron Corp., 1.961%, 3/03/2020	1,000
2,000	Shell International Finance BV, 6.375%, 12/15/2038	3,009

		6,157

	Life Insurance — 0.1%
2,000	American International Group, Inc., 3.900%, 4/01/2026	2,178

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,123
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,143

		4,266

	Mortgage Related — 0.7%
14,071	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	14,417
11,457	FNMA, 3.500%, with various maturities in 2049(c)	11,820
2,375	FNMA, 4.000%, 2/01/2049	2,479
2,243	FNMA, 4.500%, with various maturities from 2048 to 2049(c)	2,376

		31,092

	Oil Field Services — 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,053

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,137
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,036

		4,173

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,075

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,033

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,189

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,036
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,159
2,000	Oracle Corp., 2.950%, 5/15/2025	2,112
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,148
2,000	VMware, Inc., 2.950%, 8/21/2022	2,047

		8,502

	Treasuries — 0.9%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,192
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	3,531
6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	7,156
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,420
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	2,436
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,405
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,431
5,000	U.S. Treasury Bond, 5.250%, 2/15/2029	6,587
1,000	U.S. Treasury Note, 1.625%, 8/31/2022	1,008
1,000	U.S. Treasury Note, 1.750%, 5/15/2023	1,014
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,037
3,000	U.S. Treasury Note, 2.125%, 12/31/2022	3,070
2,000	U.S. Treasury Note, 2.250%, 11/15/2027	2,117
3,000	U.S. Treasury Note, 2.625%, 2/15/2029	3,284

		38,688

	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,352

	Wirelines — 0.2%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,122
2,000	AT&T, Inc., 3.875%, 1/15/2026	2,172
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.010%, 5/15/2025(d)	2,059

		6,353

	Total Bonds and Notes (Identified Cost $162,169)	168,126

Shares
Exchange-Traded Funds — 16.8%
7,005	iShares® ESG MSCI EAFE ETF	468,354
6,912	iShares® ESG MSCI Emerging Markets ETF	234,663

	Total Exchange-Traded Funds (Identified Cost $671,739)	703,017

Affiliated Mutual Funds — 18.6%
6,318	Mirova Global Green Bond Fund, Class N	67,160
57,627	Mirova International Sustainable Equity Fund, Class N	707,089

	Total Affiliated Mutual Funds (Identified Cost $711,568)	774,249

	Total Investments — 99.5% (Identified Cost $3,947,720)	4,155,528
	Other assets less liabilities — 0.5%	22,109

	Net Assets — 100.0%	$4,177,637

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of January 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of January 31, 2020 is disclosed.

See accompanying notes to financial statements.

|  88

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2055 Fund – (continued)

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2020

Equity	93.9%
Fixed Income	5.6

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

89  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 61.9% of Net Assets
	Aerospace & Defense — 0.4%
16	Axon Enterprise, Inc.(a)	$1,229
23	Moog, Inc., Class A	2,061
3	Raytheon Co.	663
13	Teledyne Technologies, Inc.(a)	4,745
34	United Technologies Corp.	5,107

		13,805

	Air Freight & Logistics — 0.8%
217	Expeditors International of Washington, Inc.	15,850
32	FedEx Corp.	4,628
42	United Parcel Service, Inc., Class B	4,348

		24,826

	Airlines — 0.2%
237	American Airlines Group, Inc.	6,361
13	Delta Air Lines, Inc.	725

		7,086

	Auto Components — 0.4%
100	American Axle & Manufacturing Holdings, Inc.(a)	924
72	Aptiv PLC	6,105
15	BorgWarner, Inc.	514
107	Delphi Technologies PLC(a)	1,641
103	Goodyear Tire & Rubber Co. (The)	1,353
21	Visteon Corp.(a)	1,676

		12,213

	Automobiles — 0.6%
685	Fiat Chrysler Automobiles NV	8,919
271	General Motors Co.	9,049
22	Thor Industries, Inc.	1,771

		19,739

	Banks — 4.1%
64	Ameris Bancorp	2,572
114	BancorpSouth Bank	3,257
581	Bank of America Corp.	19,074
247	Cadence BanCorp	3,861
265	Citigroup, Inc.	19,719
164	Citizens Financial Group, Inc.	6,114
87	Columbia Banking System, Inc.	3,367
9	Comerica, Inc.	550
55	Cullen/Frost Bankers, Inc.	4,904
199	Fulton Financial Corp.	3,278
171	Huntington Bancshares, Inc.	2,320
101	International Bancshares Corp.	3,979
276	KeyCorp	5,164
19	M&T Bank Corp.	3,202
437	People’s United Financial, Inc.	6,739
64	PNC Financial Services Group, Inc. (The)	9,507
127	Regions Financial Corp.	1,977
92	TCF Financial Corp.	3,890
105	Truist Financial Corp.	5,415
156	Trustmark Corp.	4,989
229	Wells Fargo & Co.	10,749
42	Wintrust Financial Corp.	2,658
84	Zions Bancorp N.A.	3,821

		131,106

	Beverages — 1.8%
64	Brown-Forman Corp., Class B	4,329
292	Coca-Cola Co. (The)	17,053
47	Constellation Brands, Inc., Class A	8,850
349	Monster Beverage Corp.(a)	23,243
	Beverages — continued
38	PepsiCo, Inc.	$5,397

		58,872

	Biotechnology — 1.9%
50	AbbVie, Inc.	4,051
60	Amgen, Inc.	12,963
9	Biogen, Inc.(a)	2,420
92	BioMarin Pharmaceutical, Inc.(a)	7,682
84	Gilead Sciences, Inc.	5,309
14	Ligand Pharmaceuticals, Inc.(a)	1,229
74	Regeneron Pharmaceuticals, Inc.(a)	25,008
4	Vertex Pharmaceuticals, Inc.(a)	908

		59,570

	Building Products — 0.3%
182	Johnson Controls International PLC	7,180
16	Lennox International, Inc.	3,728

		10,908

	Capital Markets — 4.6%
2	Affiliated Managers Group, Inc.	160
9	Ameriprise Financial, Inc.	1,489
327	Bank of New York Mellon Corp. (The)	14,643
12	BlackRock, Inc.	6,328
327	Charles Schwab Corp. (The)	14,895
18	CME Group, Inc.	3,908
41	FactSet Research Systems, Inc.	11,731
66	Franklin Resources, Inc.	1,670
38	Goldman Sachs Group, Inc. (The)	9,034
42	Intercontinental Exchange, Inc.	4,189
31	Invesco Ltd.	536
77	Janus Henderson Group PLC	1,946
87	Legg Mason, Inc.	3,406
58	Moody’s Corp.	14,894
45	MSCI, Inc.	12,861
45	Northern Trust Corp.	4,401
36	S&P Global, Inc.	10,574
189	SEI Investments Co.	12,334
240	State Street Corp.	18,151

		147,150

	Chemicals — 0.8%
24	DuPont de Nemours, Inc.	1,228
39	Ecolab, Inc.	7,648
41	HB Fuller Co.	1,895
32	Innospec, Inc.	3,223
9	International Flavors & Fragrances, Inc.	1,180
40	Linde PLC	8,125
38	Minerals Technologies, Inc.	2,057
21	Stepan Co.	2,072

		27,428

	Commercial Services & Supplies — 0.3%
38	Healthcare Services Group, Inc.	973
23	MSA Safety, Inc.	3,119
32	Tetra Tech, Inc.	2,739
32	Waste Management, Inc.	3,894

		10,725

	Communications Equipment — 0.8%
54	Ciena Corp.(a)	2,196
383	Cisco Systems, Inc.	17,606
6	F5 Networks, Inc.(a)	733
27	InterDigital, Inc.	1,492
29	Lumentum Holdings, Inc.(a)	2,197

See accompanying notes to financial statements.

|  90

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — continued
13	Motorola Solutions, Inc.	$2,301

		26,525

	Construction & Engineering — 0.2%
102	AECOM(a)	4,919
118	Fluor Corp.	2,111

		7,030

	Consumer Finance — 0.7%
33	American Express Co.	4,286
170	Capital One Financial Corp.	16,966
77	Navient Corp.	1,107

		22,359

	Containers & Packaging — 0.2%
64	Ball Corp.	4,620
39	International Paper Co.	1,588
152	O-I Glass, Inc.	1,918

		8,126

	Distributors — 0.2%
29	Genuine Parts Co.	2,714
15	POOL CORP.	3,289

		6,003

	Diversified Consumer Services — 0.1%
67	Service Corp. International	3,213

	Diversified Telecommunication Services — 0.3%
122	AT&T, Inc.	4,590
65	Verizon Communications, Inc.	3,863

		8,453

	Electric Utilities — 0.6%
96	American Electric Power Co., Inc.	10,005
14	Edison International	1,072
24	Eversource Energy	2,218
19	FirstEnergy Corp.	965
30	IDACORP, Inc.	3,366
33	PPL Corp.	1,194

		18,820

	Electrical Equipment — 0.2%
11	Acuity Brands, Inc.	1,296
42	Eaton Corp. PLC	3,968
20	Hubbell, Inc.	2,865

		8,129

	Electronic Equipment, Instruments & Components — 0.9%
53	Avnet, Inc.	1,934
22	Belden, Inc.	1,084
58	Cognex Corp.	2,956
13	Coherent, Inc.(a)	1,839
30	Corning, Inc.	801
11	Littelfuse, Inc.	1,946
10	Rogers Corp.(a)	1,177
126	TE Connectivity Ltd.	11,615
66	Trimble, Inc.(a)	2,806
96	Vishay Intertechnology, Inc.	1,948

		28,106

	Energy Equipment & Services — 0.5%
33	Apergy Corp.(a)	854
46	Baker Hughes Co.	996
18	Core Laboratories NV	632
68	National Oilwell Varco, Inc.	1,402
57	Oceaneering International, Inc.(a)	707
	Energy Equipment & Services — continued
50	Oil States International, Inc.(a)	$539
296	Schlumberger Ltd.	9,919
47	TechnipFMC PLC	776

		15,825

	Entertainment — 1.4%
28	Activision Blizzard, Inc.	1,637
46	Cinemark Holdings, Inc.	1,450
16	Electronic Arts, Inc.(a)	1,727
57	Netflix, Inc.(a)	19,670
19	Take-Two Interactive Software, Inc.(a)	2,368
125	Walt Disney Co. (The)	17,289

		44,141

	Food & Staples Retailing — 0.3%
83	Kroger Co. (The)	2,229
173	SpartanNash Co.	2,107
20	Sysco Corp.	1,643
76	Walgreens Boots Alliance, Inc.	3,865

		9,844

	Food Products — 0.8%
54	Campbell Soup Co.	2,613
526	Danone S.A., Sponsored ADR	8,390
40	General Mills, Inc.	2,089
56	Hain Celestial Group, Inc. (The)(a)	1,356
3	Hershey Co. (The)	465
33	Hormel Foods Corp.	1,560
30	Ingredion, Inc.	2,640
12	J.M. Smucker Co. (The)	1,243
44	Kellogg Co.	3,001
6	McCormick & Co., Inc.	980
15	Mondelez International, Inc., Class A	861

		25,198

	Gas Utilities — 0.3%
61	New Jersey Resources Corp.	2,521
33	ONE Gas, Inc.	3,119
63	South Jersey Industries, Inc.	1,940
70	UGI Corp.	2,911

		10,491

	Health Care Equipment & Supplies — 0.8%
2	Becton Dickinson & Co.	550
18	Boston Scientific Corp.(a)	754
4	Cooper Cos., Inc. (The)	1,387
13	Danaher Corp.	2,091
13	DENTSPLY SIRONA, Inc.	728
2	Edwards Lifesciences Corp.(a)	440
30	Globus Medical, Inc., Class A(a)	1,568
15	Haemonetics Corp.(a)	1,611
30	Hill-Rom Holdings, Inc.	3,195
21	Hologic, Inc.(a)	1,124
2	Intuitive Surgical, Inc.(a)	1,120
103	Meridian Bioscience, Inc.	1,013
23	Merit Medical Systems, Inc.(a)	838
4	STERIS PLC	603
2	Stryker Corp.	421
33	Varian Medical Systems, Inc.(a)	4,639
22	West Pharmaceutical Services, Inc.	3,431

		25,513

	Health Care Providers & Services — 2.3%
31	Acadia Healthcare Co., Inc.(a)	996
11	Amedisys, Inc.(a)	1,941
6	Anthem, Inc.	1,592

See accompanying notes to financial statements.

91  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
22	BioTelemetry, Inc.(a)	$1,076
72	Centene Corp.(a)	4,522
8	Chemed Corp.	3,736
10	Cigna Corp.	1,924
179	CVS Health Corp.	12,140
14	DaVita, Inc.(a)	1,118
29	Encompass Health Corp.	2,234
85	HCA Healthcare, Inc.	11,798
23	Henry Schein, Inc.(a)	1,586
34	Humana, Inc.	11,432
18	Laboratory Corp. of America Holdings(a)	3,157
118	MEDNAX, Inc.(a)	2,722
51	Patterson Cos., Inc.	1,123
28	Quest Diagnostics, Inc.	3,099
24	UnitedHealth Group, Inc.	6,539

		72,735

	Health Care Technology — 0.5%
109	Allscripts Healthcare Solutions, Inc.(a)	935
171	Cerner Corp.	12,283
54	HMS Holdings Corp.(a)	1,475

		14,693

	Hotels, Restaurants & Leisure — 2.1%
9	Domino’s Pizza, Inc.	2,536
31	Dunkin’ Brands Group, Inc.	2,421
80	Hilton Worldwide Holdings, Inc.	8,624
18	Jack in the Box, Inc.	1,471
19	Marriott Vacations Worldwide Corp.	2,284
7	McDonald’s Corp.	1,498
375	MGM Resorts International	11,647
7	Royal Caribbean Cruises Ltd.	820
136	Starbucks Corp.	11,537
115	Wendy’s Co. (The)	2,492
326	Yum China Holdings, Inc.	14,041
61	Yum! Brands, Inc.	6,452

		65,823

	Household Durables — 0.3%
91	KB Home	3,417
69	Meritage Homes Corp.(a)	4,896

		8,313

	Household Products — 1.0%
134	Colgate-Palmolive Co.	9,886
169	Procter & Gamble Co. (The)	21,061

		30,947

	Independent Power & Renewable Electricity Producers — 0.5%
66	AES Corp. (The)	1,311
102	Ormat Technologies, Inc.	8,085
241	Pattern Energy Group, Inc., Class A	6,485

		15,881

	Industrial Conglomerates — 0.5%
1,103	General Electric Co.	13,733
6	Honeywell International, Inc.	1,039

		14,772

	Insurance — 1.4%
18	Aflac, Inc.	928
35	Allstate Corp. (The)	4,149
228	American International Group, Inc.	11,459
6	Brighthouse Financial, Inc.(a)	233
52	Chubb Ltd.	7,904
52	First American Financial Corp.	3,223
	Insurance — continued
19	Hanover Insurance Group, Inc. (The)	$2,633
32	Hartford Financial Services Group, Inc. (The)	1,897
32	Lincoln National Corp.	1,743
23	Marsh & McLennan Cos., Inc.	2,573
64	Prudential Financial, Inc.	5,828
25	Travelers Cos., Inc. (The)	3,291

		45,861

	Interactive Media & Services — 2.9%
13	Alphabet, Inc., Class A(a)	18,626
26	Alphabet, Inc., Class C(a)	37,290
185	Facebook, Inc., Class A(a)	37,353

		93,269

	Internet & Direct Marketing Retail — 2.7%
139	Alibaba Group Holding Ltd., Sponsored ADR(a)	28,716
16	Amazon.com, Inc.(a)	32,139
8	Booking Holdings, Inc.(a)	14,644
292	eBay, Inc.	9,800
37	Etsy, Inc.(a)	1,806

		87,105

	IT Services — 3.3%
79	Automatic Data Processing, Inc.	13,540
57	Cognizant Technology Solutions Corp., Class A	3,499
262	DXC Technology Co.	8,352
11	Fiserv, Inc.(a)	1,305
51	Gartner, Inc.(a)	8,200
18	International Business Machines Corp.	2,587
41	MasterCard, Inc., Class A	12,953
21	Paychex, Inc.	1,801
23	PayPal Holdings, Inc.(a)	2,619
155	Sabre Corp.	3,339
8	VeriSign, Inc.(a)	1,665
209	Visa, Inc., Class A	41,585
15	WEX, Inc.(a)	3,254

		104,699

	Leisure Products — 0.0%
66	Callaway Golf Co.	1,414

	Life Sciences Tools & Services — 0.3%
17	Agilent Technologies, Inc.	1,404
1	Illumina, Inc.(a)	290
9	IQVIA Holdings, Inc.(a)	1,397
29	Repligen Corp.(a)	2,911
13	Thermo Fisher Scientific, Inc.	4,072
3	Waters Corp.(a)	671

		10,745

	Machinery — 2.2%
36	AGCO Corp.	2,525
299	Briggs & Stratton Corp.	1,097
91	Caterpillar, Inc.	11,953
54	Cummins, Inc.	8,638
83	Deere & Co.	13,162
44	Flowserve Corp.	2,054
51	ITT, Inc.	3,421
61	Kennametal, Inc.	1,909
40	Oshkosh Corp.	3,442
78	Parker-Hannifin Corp.	15,264
11	Proto Labs, Inc.(a)	1,138
48	Terex Corp.	1,217
44	Toro Co. (The)	3,521
13	Xylem, Inc.	1,062

		70,403

See accompanying notes to financial statements.

|  92

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.3%
3	Cable One, Inc.	$5,112
28	Charter Communications, Inc., Class A(a)	14,489
260	Comcast Corp., Class A	11,229
21	Discovery, Inc., Series C(a)	583
44	Fox Corp., Class A	1,632
60	Interpublic Group of Cos., Inc. (The)	1,362
52	New York Times Co. (The), Class A	1,665
40	Omnicom Group, Inc.	3,012
47	ViacomCBS, Inc., Class B	1,604

		40,688

	Metals & Mining — 0.5%
87	Commercial Metals Co.	1,788
120	Newmont Corp.	5,407
10	Nucor Corp.	475
39	Reliance Steel & Aluminum Co.	4,477
24	Royal Gold, Inc.	2,768

		14,915

	Multi-Utilities — 0.4%
56	Consolidated Edison, Inc.	5,264
24	DTE Energy Co.	3,183
15	Sempra Energy	2,410
14	WEC Energy Group, Inc.	1,398

		12,255

	Multiline Retail — 0.1%
9	Macy’s, Inc.	143
39	Target Corp.	4,319

		4,462

	Oil, Gas & Consumable Fuels — 1.3%
362	Apache Corp.	9,933
77	Concho Resources, Inc.	5,835
551	Denbury Resources, Inc.(a)	543
71	Devon Energy Corp.	1,542
59	Diamondback Energy, Inc.	4,390
75	EOG Resources, Inc.	5,468
89	EQT Corp.	538
72	Green Plains, Inc.	898
179	Marathon Oil Corp.	2,035
109	Noble Energy, Inc.	2,155
58	ONEOK, Inc.	4,342
508	Southwestern Energy Co.(a)	798
29	Valero Energy Corp.	2,445
46	World Fuel Services Corp.	1,800

		42,722

	Paper & Forest Products — 0.1%
36	Domtar Corp.	1,254
64	Louisiana-Pacific Corp.	1,963

		3,217

	Personal Products — 0.0%
7	Estee Lauder Cos., Inc. (The), Class A	1,366

	Pharmaceuticals — 1.9%
3	Allergan PLC	560
41	Bristol-Myers Squibb Co.	2,581
49	Catalent, Inc.(a)	2,994
26	Eli Lilly & Co.	3,630
96	Merck & Co., Inc.	8,202
87	Novartis AG, Sponsored ADR	8,222
219	Novo Nordisk AS, Sponsored ADR	13,322
16	Perrigo Co. PLC	913
145	Pfizer, Inc.	5,400
	Pharmaceuticals — continued
334	Roche Holding AG, Sponsored ADR	$13,961

		59,785

	Professional Services — 0.3%
41	Exponent, Inc.	2,984
15	Insperity, Inc.	1,311
39	Korn Ferry	1,598
23	ManpowerGroup, Inc.	2,104
28	Nielsen Holdings PLC	571

		8,568

	Real Estate Management & Development — 0.2%
27	CBRE Group, Inc., Class A(a)	1,649
21	Jones Lang LaSalle, Inc.	3,566

		5,215

	REITs – Apartments — 0.5%
74	American Campus Communities, Inc.	3,394
6	AvalonBay Communities, Inc.	1,300
49	Camden Property Trust	5,509
28	Equity Residential	2,326
8	Essex Property Trust, Inc.	2,478
2	Mid-America Apartment Communities, Inc.	275

		15,282

	REITs – Diversified — 0.2%
11	Crown Castle International Corp.	1,648
9	Digital Realty Trust, Inc.	1,107
3	Equinix, Inc.	1,769
81	Weyerhaeuser Co.	2,345

		6,869

	REITs – Health Care — 0.3%
27	Ventas, Inc.	1,562
79	Welltower, Inc.	6,708

		8,270

	REITs – Hotels — 0.0%
96	Host Hotels & Resorts, Inc.	1,569

	REITs – Office Property — 0.6%
12	Boston Properties, Inc.	1,720
111	Corporate Office Properties Trust	3,305
126	Douglas Emmett, Inc.	5,229
168	Easterly Government Properties, Inc.	4,067
56	Kilroy Realty Corp.	4,624

		18,945

	REITs – Regional Malls — 0.1%
14	Simon Property Group, Inc.	1,864

	REITs – Storage — 0.0%
20	Iron Mountain, Inc.	632
4	Public Storage	895

		1,527

	REITs – Warehouse/Industrials — 0.2%
36	CyrusOne, Inc.	2,191
91	Liberty Property Trust	5,701

		7,892

	Road & Rail — 0.5%
12	Kansas City Southern	2,024
36	Norfolk Southern Corp.	7,496
30	Ryder System, Inc.	1,432
36	Union Pacific Corp.	6,459

		17,411

See accompanying notes to financial statements.

93  |

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 2.3%
13	Advanced Micro Devices, Inc.(a)	$611
42	Applied Materials, Inc.	2,436
24	Cabot Microelectronics Corp.	3,492
43	Cirrus Logic, Inc.(a)	3,303
29	Cree, Inc.(a)	1,348
105	First Solar, Inc.(a)	5,206
238	Intel Corp.	15,215
69	NVIDIA Corp.	16,314
149	QUALCOMM, Inc.	12,711
33	Silicon Laboratories, Inc.(a)	3,244
78	Texas Instruments, Inc.	9,411

		73,291

	Software — 3.0%
12	Adobe, Inc.(a)	4,214
127	Autodesk, Inc.(a)	25,000
24	Blackbaud, Inc.	1,880
33	Bottomline Technologies, Inc.(a)	1,769
9	Citrix Systems, Inc.	1,091
12	Fair Isaac Corp.(a)	4,829
19	LogMeIn, Inc.	1,633
143	Microsoft Corp.	24,343
31	NortonLifeLock, Inc.	881
441	Oracle Corp.	23,130
29	PTC, Inc.(a)	2,410
21	Qualys, Inc.(a)	1,801
14	salesforce.com, Inc.(a)	2,552

		95,533

	Specialty Retail — 0.9%
24	Aaron’s, Inc.	1,425
71	American Eagle Outfitters, Inc.	1,022
28	Asbury Automotive Group, Inc.(a)	2,701
11	Best Buy Co., Inc.	932
13	Five Below, Inc.(a)	1,472
42	Home Depot, Inc. (The)	9,580
19	Lithia Motors, Inc., Class A	2,577
25	Lowe’s Cos., Inc.	2,906
20	Monro, Inc.	1,254
6	Tiffany & Co.	804
27	TJX Cos., Inc. (The)	1,594
26	Williams-Sonoma, Inc.	1,822

		28,089

	Technology Hardware, Storage & Peripherals — 1.1%
62	Apple, Inc.	19,190
337	Hewlett Packard Enterprise Co.	4,694
192	HP, Inc.	4,093
71	NCR Corp.(a)	2,394
24	NetApp, Inc.	1,282
15	Seagate Technology PLC	855
14	Western Digital Corp.	917
32	Xerox Holdings Corp.	1,138

		34,563

	Textiles, Apparel & Luxury Goods — 0.7%
16	Deckers Outdoor Corp.(a)	3,055
15	Hanesbrands, Inc.	206
34	NIKE, Inc., Class B	3,274
3	PVH Corp.	261
27	Tapestry, Inc.	696
659	Under Armour, Inc., Class A(a)	13,299
61	Wolverine World Wide, Inc.	1,926

		22,717

	Thrifts & Mortgage Finance — 0.1%
243	New York Community Bancorp, Inc.	$2,688

	Trading Companies & Distributors — 0.3%
117	Fastenal Co.	4,081
20	GATX Corp.	1,522
13	W.W. Grainger, Inc.	3,935

		9,538

	Water Utilities — 0.4%
62	American Water Works Co., Inc.	8,444
69	Essential Utilities, Inc.	3,584

		12,028

	Wireless Telecommunication Services — 0.1%
45	Shenandoah Telecommunications Co.	1,816

	Total Common Stocks (Identified Cost $1,869,897)	1,980,949

Principal Amount
Bonds and Notes — 4.0%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	1,016

	Automotive — 0.0%
1,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	1,019

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,125
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,048
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,074
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,046
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,121
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,043
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,153
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,077
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,100
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,077
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	1,000
1,000	Santander UK PLC, 2.375%, 3/16/2020	1,001
1,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	1,046

		18,911

	Cable Satellite — 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,097

	Construction Machinery — 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,019

	Consumer Cyclical Services — 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,072

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,142
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,125

		4,267

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,940

	Health Insurance — 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,105

See accompanying notes to financial statements.

|  94

Portfolio of Investments – as of January 31, 2020

Natixis Sustainable Future 2060 Fund – (continued)

Principal Amount	Description	Value (†)
	Health Insurance — continued
$1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	$1,359

		2,464

	Healthcare — 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,108
2,000	McKesson Corp., 3.950%, 2/16/2028	2,179

		3,287

	Independent Energy — 0.1%
2,000	EQT Corp., 3.000%, 10/01/2022	1,926

	Integrated Energy — 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,074
1,000	Chevron Corp., 1.961%, 3/03/2020	1,000
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,505

		3,579

	Midstream — 0.0%
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,071

	Mortgage Related — 0.9%
12,276	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	12,583
9,393	FNMA, 3.500%, with various maturities in 2049(c)	9,690
2,969	FNMA, 4.000%, 2/01/2049	3,099
1,593	FNMA, 4.500%, 5/01/2049	1,685

		27,057

	Oil Field Services — 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,053

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,075

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,033

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,189

	Technology — 0.3%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,036
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,159
2,000	Oracle Corp., 2.950%, 5/15/2025	2,112
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,148
2,000	VMware, Inc., 2.950%, 8/21/2022	2,047

		8,502

	Treasuries — 1.0%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,096
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	3,531
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,771
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,210
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	2,436
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,405
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,431
6,000	U.S. Treasury Bond, 5.250%, 2/15/2029	7,904
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	1,991
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,037
3,000	U.S. Treasury Note, 2.125%, 12/31/2022	3,070
1,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,048
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,058
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,095

		33,083

	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,352

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	$2,122
1,000	AT&T, Inc., 3.875%, 1/15/2026	1,086
1,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.010%, 5/15/2025(d)	1,030

		4,238

	Total Bonds and Notes (Identified Cost $122,163)	127,250

Shares
Exchange-Traded Funds — 16.8%
5,475	iShares® ESG MSCI EAFE ETF	366,058
5,016	iShares® ESG MSCI Emerging Markets ETF	170,293

	Total Exchange-Traded Funds (Identified Cost $502,625)	536,351

Affiliated Mutual Funds — 18.6%
4,857	Mirova Global Green Bond Fund, Class N	51,629
44,301	Mirova International Sustainable Equity Fund, Class N	543,568

	Total Affiliated Mutual Funds (Identified Cost $533,309)	595,197

	Total Investments — 101.3% (Identified Cost $3,027,994)	3,239,747
	Other assets less liabilities — (1.3)%	(41,759)

	Net Assets — 100.0%	$3,197,988

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of January 31, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of January 31, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at January 31, 2020

Equity	95.7%
Fixed Income	5.6

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

See accompanying notes to financial statements.

95  |

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|  96

Statements of Assets and Liabilities

January 31, 2020

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$3,255,688	$3,441,777	$3,819,784	$4,065,571
Affiliated investments at cost	2,569,645	2,169,056	1,876,200	1,844,090
Net unrealized appreciation on unaffiliated investments	168,486	193,165	174,118	190,282
Net unrealized appreciation on affiliated investments	93,214	90,674	78,421	76,625

Investments at value	6,087,033	5,894,672	5,948,523	6,176,568
Cash	57,197	56,445	39,154	43,202
Receivable for Fund shares sold	193	383	209	2,476
Receivable from investment adviser (Note 5)	21,633	22,122	20,900	25,473
Receivable for securities sold	127,650	117,110	76,413	100,701
Dividends and interest receivable	10,542	10,175	9,298	9,114
Dividends receivable from affiliates	1,179	1,018	778	536
Tax reclaims receivable	369	508	375	361
Prepaid expenses (Note 6)	1	1	—	—

TOTAL ASSETS	6,305,797	6,102,434	6,095,650	6,358,431

LIABILITIES
Payable for securities purchased	56,335	37,479	22,307	49,038
Payable for Fund shares redeemed	—	—	—	—
Payable to custodian bank (Note 7)	—	—	—	—
Deferred Trustees’ fees (Note 5)	11,654	11,655	11,628	11,617
Administrative fees payable (Note 5)	231	225	228	235
Audit and tax services fees payable	29,254	29,254	29,253	29,253
Other accounts payable and accrued expenses	17,172	17,517	17,254	18,368

TOTAL LIABILITIES	114,646	96,130	80,670	108,511

NET ASSETS	$6,191,151	$6,006,304	$6,014,980	$6,249,920

NET ASSETS CONSIST OF:
Paid-in capital	$5,892,236	$5,686,581	$5,731,829	$5,898,522
Accumulated earnings	298,915	319,723	283,151	351,398

NET ASSETS	$6,191,151	$6,006,304	$6,014,980	$6,249,920

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$6,191,151	$6,006,304	$6,014,980	$6,249,920

Shares of beneficial interest	578,402	563,215	552,337	560,298

Net asset value, offering and redemption price per share	$10.70	$10.66	$10.89	$11.15

See accompanying notes to financial statements.

97  |

Statements of Assets and Liabilities (continued)

January 31, 2020

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$3,936,647	$4,033,257	$3,703,964	$3,459,754	$3,236,152	$2,494,685
1,295,879	1,286,720	997,706	825,235	711,568	533,309
232,039	229,217	155,403	158,762	145,127	149,865
99,272	92,849	75,998	71,263	62,681	61,888

5,563,837	5,642,043	4,933,071	4,515,014	4,155,528	3,239,747
—	—	19,294	—	4,339	—
362	2,076	298	2,548	484	2,448
21,926	26,100	21,566	24,638	21,605	21,806
125,178	104,839	59,546	98,280	65,063	74,668
6,248	4,557	3,782	3,459	3,191	2,584
301	162	139	—	—	—
406	500	428	385	378	384
—	—	—	—	—	—

5,718,258	5,780,277	5,038,124	4,644,324	4,250,588	3,341,637

43,173	30,254	12,854	13,099	14,706	10,786
16,004	—	16,100	—	—	—
34,842	28,233	—	15,001	—	75,281
11,628	11,617	11,597	11,598	11,592	11,588
211	213	183	167	149	120
29,254	29,253	29,254	29,254	29,253	29,253
17,516	18,330	17,347	18,245	17,251	16,621

152,628	117,900	87,335	87,364	72,951	143,649

$5,565,630	$5,662,377	$4,950,789	$4,556,960	$4,177,637	$3,197,988

$5,185,863	$5,286,264	$4,681,054	$4,264,357	$3,942,416	$2,964,115
379,767	376,113	269,735	292,603	235,221	233,873

$5,565,630	$5,662,377	$4,950,789	$4,556,960	$4,177,637	$3,197,988

$5,565,630	$5,662,377	$4,950,789	$4,556,960	$4,177,637	$3,197,988

495,210	506,341	443,187	408,872	375,999	289,991

$11.24	$11.18	$11.17	$11.15	$11.11	$11.03

See accompanying notes to financial statements.

|  98

Statements of Operations

For the Year Ended January 31, 2020

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$37,139	$43,943	$44,550	$48,795
Dividends from affiliated investments	41,648	35,599	26,542	23,021
Interest	20,174	19,881	14,959	11,795
Less net foreign taxes withheld	(271)	(513)	(284)	(346)

	98,690	98,910	85,767	83,265

Expenses
Management fees (Note 5)	38,883	40,106	35,216	34,781
Administrative fees (Note 5)	2,243	2,260	1,948	1,906
Trustees’ fees and expenses (Note 5)	17,413	17,413	17,387	17,381
Transfer agent fees and expenses	1,080	1,132	1,135	1,167
Audit and tax services fees	33,183	33,183	33,183	33,183
Custodian fees and expenses	33,395	32,997	34,830	40,482
Legal fees (Note 6)	3,216	3,289	2,823	2,368
Registration fees	26,368	26,368	26,368	26,368
Regulatory filing fees	12,458	12,458	12,458	12,458
Shareholder reporting expenses	10,694	10,716	9,835	9,426
Miscellaneous expenses (Note 6)	10,157	10,209	10,142	10,246

Total expenses	189,090	190,131	185,325	189,766
Less waiver and/or expense reimbursement (Note 5)	(173,096)	(173,495)	(170,276)	(173,901)

Net expenses	15,994	16,636	15,049	15,865

Net investment income	82,696	82,274	70,718	67,400

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Unaffiliated investments	221,823	189,091	188,039	254,160
Affiliated investments	29,291	34,319	25,108	31,235
Distributions of capital gains received from affiliated investments	8,151	7,731	5,934	4,986
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	108,514	178,159	140,432	143,151
Affiliated investments	129,942	113,329	92,076	83,560

Net realized and unrealized gain on investments	497,721	522,629	451,589	517,092

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$580,417	$604,903	$522,307	$584,492

See accompanying notes to financial statements.

99  |

Statements of Operations (continued)

For the Year Ended January 31, 2020

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$62,947	$59,399	$49,519	$51,132	$46,543	$42,812
19,220	17,040	11,910	10,114	8,001	7,242
8,385	4,146	3,312	3,215	2,726	2,474
(578)	(351)	(296)	(312)	(307)	(307)

89,974	80,234	64,445	64,149	56,963	52,221

40,214	35,267	29,059	29,528	26,360	23,911
2,124	1,865	1,523	1,531	1,360	1,230
17,398	17,378	17,353	17,354	17,339	17,331
1,179	1,173	1,165	1,191	1,186	1,167
33,183	33,183	33,182	33,182	33,182	33,182
34,278	39,354	36,290	40,445	35,653	33,077
3,178	2,492	1,923	2,122	1,938	1,821
26,368	26,368	26,368	26,368	26,368	26,368
12,458	12,458	12,458	12,458	12,458	12,458
10,484	9,377	8,401	8,658	8,461	8,208
10,107	10,192	10,124	10,174	10,215	10,207

190,971	189,107	177,846	183,011	174,520	168,960
(171,934)	(172,463)	(163,871)	(168,752)	(161,497)	(157,246)

19,037	16,644	13,975	14,259	13,023	11,714

70,937	63,590	50,470	49,890	43,940	40,507

249,540	230,465	213,294	228,926	200,217	195,240
7,528	14,316	5,468	15,275	3,557	1,620
2,722	2,763	867	915	720	573

199,510	195,100	95,536	111,721	98,800	88,170
101,837	93,102	73,975	67,681	59,495	59,023

561,137	535,746	389,140	424,518	362,789	344,626

$632,074	$599,336	$439,610	$474,408	$406,729	$385,133

See accompanying notes to financial statements.

|  100

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund		Natixis Sustainable Future 2025 Fund
	Year Ended January 31, 2020	Year Ended January 31, 2019	Year Ended January 31, 2020	Year Ended January 31, 2019	Year Ended January 31, 2020	Year Ended January 31, 2019
FROM OPERATIONS:
Net investment income	$82,696	$94,583	$82,274	$89,986	$70,718	$65,783
Net realized gain on investments and distributions of capital gains received from affiliated investments	259,265	226,694	231,141	325,913	219,081	252,869
Net change in unrealized appreciation (depreciation) on investments	238,456	(379,868)	291,488	(492,458)	232,508	(407,524)

Net increase (decrease) in net assets resulting from operations	580,417	(58,591)	604,903	(76,559)	522,307	(88,872)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(322,135)	(355,507)	(285,054)	(465,438)	(285,723)	(329,260)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	1,332,578	478,631	1,146,637	464,635	2,021,861	656,250

Net increase (decrease) in net assets	1,590,860	64,533	1,466,486	(77,362)	2,258,445	238,118
NET ASSETS
Beginning of the year	4,600,291	4,535,758	4,539,818	4,617,180	3,756,535	3,518,417

End of the year	$6,191,151	$4,600,291	$6,006,304	$4,539,818	$6,014,980	$3,756,535

See accompanying notes to financial statements.

101  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund		Natixis Sustainable Future 2040 Fund
	Year Ended January 31, 2020	Year Ended January 31, 2019	Year Ended January 31, 2020	Year Ended January 31, 2019	Year Ended January 31, 2020	Year Ended January 31, 2019
FROM OPERATIONS:
Net investment income	$67,400	$52,385	$70,937	$50,842	$63,590	$44,429
Net realized gain on investments and distributions of capital gains received from affiliated investments	290,381	245,831	259,790	294,933	247,544	312,062
Net change in unrealized appreciation (depreciation) on investments	226,711	(391,771)	301,347	(459,860)	288,202	(496,960)

Net increase (decrease) in net assets resulting from operations	584,492	(93,555)	632,074	(114,085)	599,336	(140,469)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(297,864)	(294,955)	(318,050)	(329,317)	(300,687)	(336,300)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	2,769,661	548,767	1,152,393	1,430,894	2,033,532	711,448

Net increase in net assets	3,056,289	160,257	1,466,417	987,492	2,332,181	234,679
NET ASSETS
Beginning of the year	3,193,631	3,033,374	4,099,213	3,111,721	3,330,196	3,095,517

End of the year	$6,249,920	$3,193,631	$5,565,630	$4,099,213	$5,662,377	$3,330,196

See accompanying notes to financial statements.

|  102

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund		Natixis Sustainable Future 2050 Fund		Natixis Sustainable Future 2055 Fund
	Year Ended January 31, 2020	Year Ended January 31, 2019	Year Ended January 31, 2020	Year Ended January 31, 2019	Year Ended January 31, 2020	Year Ended January 31, 2019
FROM OPERATIONS:
Net investment income	$50,470	$32,585	$49,890	$31,990	$43,940	$31,669
Net realized gain on investments and distributions of capital gains received from affiliated investments	219,629	246,157	245,116	254,775	204,494	260,528
Net change in unrealized appreciation (depreciation) on investments	169,511	(392,216)	179,402	(412,633)	158,295	(415,462)

Net increase (decrease) in net assets resulting from operations	439,610	(113,474)	474,408	(125,868)	406,729	(123,265)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(253,894)	(271,505)	(264,071)	(272,323)	(254,037)	(274,462)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	2,248,041	333,717	1,854,491	376,638	1,410,632	478,224

Net increase (decrease) in net assets	2,433,757	(51,262)	2,064,828	(21,553)	1,563,324	80,497
NET ASSETS
Beginning of the year	2,517,032	2,568,294	2,492,132	2,513,685	2,614,313	2,533,816

End of the year	$4,950,789	$2,517,032	$4,556,960	$2,492,132	$4,177,637	$2,614,313

See accompanying notes to financial statements.

103  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2060 Fund
	Year Ended January 31, 2020	Year Ended January 31, 2019
FROM OPERATIONS:
Net investment income	$40,507	$32,033
Net realized gain on investments and distributions of capital gains received from affiliated investments	197,433	252,606
Net change in unrealized appreciation (depreciation) on investments	147,193	(403,205)

Net increase (decrease) in net assets resulting from operations	385,133	(118,566)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(237,210)	(278,299)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	561,758	309,763

Net increase (decrease) in net assets	709,681	(87,102)
NET ASSETS
Beginning of the year	2,488,307	2,575,409

End of the year	$3,197,988	$2,488,307

See accompanying notes to financial statements.

|  104

Financial Highlights

For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.11		$11.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.23		0.15
Net realized and unrealized gain (loss)	1.02		(0.41)		1.19

Total from Investment Operations	1.19		(0.18)		1.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.23)		(0.16)
Net realized capital gains	(0.42)		(0.61)		(0.05)

Total Distributions	(0.60)		(0.84)		(0.21)

Net asset value, end of the period	$10.70		$10.11		$11.13

Total return(b)	11.81%		(1.28)%		13.42	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,191		$4,600		$4,536
Net expenses(d)	0.31	%(e)(f)	0.35	%(g)	0.38	%(h)(i)
Gross expenses	3.70	%(e)	4.04	%(g)	3.57	%(h)(i)
Net investment income	1.62%		2.10%		1.49	%(h)
Portfolio turnover rate	73%		41%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

(f)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%. See Note 5 of Notes to Financial Statements.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

(h)	Computed on an annualized basis for periods less than one year.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

See accompanying notes to financial statements.

105  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2020 Fund—Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$9.97		$11.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.22		0.14
Net realized and unrealized gain (loss)	1.06		(0.46)		1.39

Total from Investment Operations	1.23		(0.24)		1.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.23)		(0.15)
Net realized capital gains	(0.36)		(0.90)		(0.04)

Total Distributions	(0.54)		(1.13)		(0.19)

Net asset value, end of the period	$10.66		$9.97		$11.34

Total return(b)	12.31%		(1.66)%		15.38	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,006		$4,540		$4,617
Net expenses(d)	0.32	%(e)(f)	0.38	%(g)	0.41	%(h)(i)
Gross expenses	3.69	%(e)	4.10	%(g)	3.58	%(h)(i)
Net investment income	1.60%		1.98%		1.40	%(h)
Portfolio turnover rate	74%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

(f)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%. See Note 5 of Notes to Financial Statements.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

(h)	Computed on an annualized basis for periods less than one year.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

See accompanying notes to financial statements.

|  106

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.22		$11.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.21		0.13
Net realized and unrealized gain (loss)	1.12		(0.54)		1.59

Total from Investment Operations	1.29		(0.33)		1.72

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.20)		(0.14)
Net realized capital gains	(0.45)		(0.79)		(0.04)

Total Distributions	(0.62)		(0.99)		(0.18)

Net asset value, end of the period	$10.89		$10.22		$11.54

Total return(b)	12.73%		(2.46)%		17.31	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,015		$3,757		$3,518
Net expenses(d)	0.34	%(e)(f)	0.42	%(g)	0.45	%(h)(i)
Gross expenses	4.18	%(e)	4.88	%(g)	4.41	%(h)(i)
Net investment income	1.59%		1.88%		1.30	%(h)
Portfolio turnover rate	67%		59%		16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

(f)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%. See Note 5 of Notes to Financial Statements.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

(h)	Computed on an annualized basis for periods less than one year.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

See accompanying notes to financial statements.

107  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.39		$11.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.19		0.12
Net realized and unrealized gain (loss)	1.19		(0.60)		1.86

Total from Investment Operations	1.36		(0.41)		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.18)		(0.14)
Net realized capital gains	(0.46)		(0.81)		(0.05)

Total Distributions	(0.60)		(0.99)		(0.19)

Net asset value, end of the period	$11.15		$10.39		$11.79

Total return(b)	13.12%		(2.91)%		19.79	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,250		$3,194		$3,033
Net expenses(d)	0.37	%(e)(f)	0.48	%(g)	0.50	%(h)(i)
Gross expenses	4.37	%(e)	5.34	%(g)	5.04	%(h)(i)
Net investment income	1.55%		1.68%		1.22	%(h)
Portfolio turnover rate	80%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

(f)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%. See Note 5 of Notes to Financial Statements.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

(h)	Computed on an annualized basis for periods less than one year.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

See accompanying notes to financial statements.

|  108

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.46		$12.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.17		0.11
Net realized and unrealized gain (loss)	1.33		(0.67)		2.08

Total from Investment Operations	1.49		(0.50)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.17)		(0.13)
Net realized capital gains	(0.54)		(0.88)		(0.05)

Total Distributions	(0.71)		(1.05)		(0.18)

Net asset value, end of the period	$11.24		$10.46		$12.01

Total return(b)	14.29%		(3.68)%		21.95	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,566		$4,099		$3,112
Net expenses(d)	0.39	%(e)(f)	0.52	%(g)	0.55	%(h)(i)
Gross expenses	3.95	%(e)	5.12	%(g)	5.03	%(h)(i)
Net investment income	1.47%		1.52%		1.13	%(h)
Portfolio turnover rate	63%		74%		14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

(f)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%. See Note 5 of Notes to Financial Statements.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

(h)	Computed on an annualized basis for periods less than one year.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

See accompanying notes to financial statements.

109  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.43		$12.20		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.16		0.11
Net realized and unrealized gain (loss)	1.29		(0.75)		2.26

Total from Investment Operations	1.45		(0.59)		2.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.55)		(1.02)		(0.05)

Total Distributions	(0.70)		(1.18)		(0.17)

Net asset value, end of the period	$11.18		$10.43		$12.20

Total return(b)	13.94	%(c)	(4.19)%		23.80	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,662		$3,330		$3,096
Net expenses(e)	0.39	%(f)(g)	0.56	%(h)	0.59	%(i)(j)
Gross expenses	4.45	%(f)	5.40	%(h)	5.04	%(i)(j)
Net investment income	1.50%		1.42%		1.04	%(i)
Portfolio turnover rate	63%		90%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

See accompanying notes to financial statements.

|  110

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.38		$12.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.37		(0.81)		2.39

Total from Investment Operations	1.53		(0.66)		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.59)		(1.11)		(0.06)

Total Distributions	(0.74)		(1.27)		(0.18)

Net asset value, end of the period	$11.17		$10.38		$12.31

Total return(b)	14.73%		(4.53)%		24.92	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,951		$2,517		$2,568
Net expenses(d)	0.40	%(e)(f)	0.58	%(g)	0.61	%(h)(i)
Gross expenses	5.12	%(e)	6.46	%(g)	5.97	%(h)(i)
Net investment income	1.45%		1.32%		0.97	%(h)
Portfolio turnover rate	58%		77%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

(f)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%. See Note 5 of Notes to Financial Statements.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

(h)	Computed on an annualized basis for periods less than one year.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

111  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.41		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.35		(0.84)		2.45

Total from Investment Operations	1.51		(0.69)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.16)		(0.11)
Net realized capital gains	(0.62)		(1.12)		(0.06)

Total Distributions	(0.77)		(1.28)		(0.17)

Net asset value, end of the period	$11.15		$10.41		$12.38

Total return(b)	14.57	%(c)	(4.82)%		25.64	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,557		$2,492		$2,514
Net expenses(e)	0.41	%(f)(g)	0.59	%(h)	0.62	%(i)(j)
Gross expenses	5.24	%(f)	6.42	%(h)	6.00	%(i)(j)
Net investment income	1.43%		1.29%		0.94	%(i)
Portfolio turnover rate	75%		83%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

(i)	Computed on an annualized basis for periods less than one year.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

See accompanying notes to financial statements.

|  112

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.43		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.40		(0.83)		2.45

Total from Investment Operations	1.56		(0.68)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.16)		(0.11)
Net realized capital gains	(0.72)		(1.11)		(0.06)

Total Distributions	(0.88)		(1.27)		(0.17)

Net asset value, end of the period	$11.11		$10.43		$12.38

Total return(b)	14.93%		(4.80)%		25.64	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,178		$2,614		$2,534
Net expenses(d)	0.42	%(e)(f)	0.59	%(g)	0.62	%(h)(i)
Gross expenses	5.63	%(e)	6.44	%(g)	5.98	%(h)(i)
Net investment income	1.42%		1.27%		0.94	%(h)
Portfolio turnover rate	64%		85%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

(f)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%. See Note 5 of Notes to Financial Statements.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

(h)	Computed on an annualized basis for periods less than one year.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

113  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.40		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.38		(0.82)		2.45

Total from Investment Operations	1.54		(0.67)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.16)		(0.11)
Net realized capital gains	(0.74)		(1.15)		(0.06)

Total Distributions	(0.91)		(1.31)		(0.17)

Net asset value, end of the period	$11.03		$10.40		$12.38

Total return(b)	14.78%		(4.56)%		25.59	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,198		$2,488		$2,575
Net expenses(d)	0.42	%(e)(f)	0.59	%(g)	0.62	%(h)(i)
Gross expenses	6.03	%(e)	6.45	%(g)	5.97	%(h)(i)
Net investment income	1.45%		1.29%		0.94	%(h)
Portfolio turnover rate	64%		80%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

(f)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%. See Note 5 of Notes to Financial Statements.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

(h)	Computed on an annualized basis for periods less than one year.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

See accompanying notes to financial statements.

|  114

Notes to Financial Statements

January 31, 2020

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund (the “Sustainable Future 2060 Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior

115  |

Notes to Financial Statements (continued)

January 31, 2020

to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of January 31, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets

|  116

Notes to Financial Statements (continued)

January 31, 2020

and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization, distribution re-designations and distributions received from underlying funds. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2020 and 2019 were as follows:

	2020 Distributions Paid From:			2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$156,559	$165,576	$322,135	$160,754	$194,753	$355,507
Sustainable Future 2020 Fund	177,667	107,387	285,054	166,032	299,406	465,438
Sustainable Future 2025 Fund	150,416	135,307	285,723	116,622	212,638	329,260
Sustainable Future 2030 Fund	157,746	140,118	297,864	87,034	207,921	294,955
Sustainable Future 2035 Fund	186,903	131,147	318,050	84,598	244,719	329,317
Sustainable Future 2040 Fund	147,146	153,541	300,687	81,843	254,457	336,300
Sustainable Future 2045 Fund	99,913	153,981	253,894	60,325	211,180	271,505
Sustainable Future 2050 Fund	112,587	151,484	264,071	60,040	212,283	272,323
Sustainable Future 2055 Fund	104,280	149,757	254,037	59,287	215,175	274,462
Sustainable Future 2060 Fund	81,555	155,655	237,210	59,596	218,703	278,299

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of January 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Undistributed ordinary income	$39,609	$42,298	$38,436	$78,838	$52,821
Undistributed long-term capital gains	24,131	26,659	18,392	31,355	20,370

Total undistributed earnings	63,740	68,957	56,828	110,193	73,191

Unrealized appreciation	246,829	262,421	237,951	252,822	318,204

Total accumulated earnings	$310,569	$331,378	$294,779	$363,015	$391,395

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Undistributed ordinary income	$58,199	$48,047	$67,746	$41,142	$34,386
Undistributed long-term capital gains	22,983	14,906	19,517	8,033	6,119

Total undistributed earnings	81,182	62,953	87,263	49,175	40,505

Unrealized appreciation	306,548	218,378	216,938	197,639	204,956

Total accumulated earnings	$387,730	$281,331	$304,201	$246,814	$245,461

117  |

Notes to Financial Statements (continued)

January 31, 2020

As of January 31, 2020, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$5,840,204	$5,632,251	$5,710,572	$5,923,746	$5,245,633

Gross tax appreciation	$308,882	$333,549	$317,161	$330,574	$421,243
Gross tax depreciation	(62,053)	(71,128)	(79,210)	(77,752)	(103,039)

Net tax appreciation	$246,829	$262,421	$237,951	$252,822	$318,204

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Federal tax cost	$5,335,495	$4,714,693	$4,298,076	$3,957,889	$3,034,791

Gross tax appreciation	$399,937	$311,547	$299,333	$281,519	$275,467
Gross tax depreciation	(93,389)	(93,169)	(82,395)	(83,880)	(70,511)

Net tax appreciation	$306,548	$218,378	$216,938	$197,639	$204,956

f.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

g.  New Accounting Pronouncement.  In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management has evaluated the impact of the adoption of ASU 2018-13 and will incorporate required disclosure updates in the Funds’ semiannual financial statements as of July 31, 2020.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

January 31, 2020

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2020, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,884,966	$—	$—	$1,884,966
Bonds and Notes(a)	—	1,178,312	—	1,178,312
Exchange-Traded Funds	360,896	—	—	360,896
Affiliated Mutual Funds	2,662,859	—	—	2,662,859

Total	$4,908,721	$1,178,312	$—	$6,087,033

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,062,069	$—	$—	$2,062,069
Bonds and Notes(a)	—	1,109,481	—	1,109,481
Exchange-Traded Funds	463,392	—	—	463,392
Affiliated Mutual Funds	2,259,730	—	—	2,259,730

Total	$4,785,191	$1,109,481	$—	$5,894,672

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,431,463	$—	$—	$2,431,463
Bonds and Notes(a)	—	956,804	—	956,804
Exchange-Traded Funds	605,635	—	—	605,635
Affiliated Mutual Funds	1,954,621	—	—	1,954,621

Total	$4,991,719	$956,804	$—	$5,948,523

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,712,061	$—	$—	$2,712,061
Bonds and Notes(a)	—	880,971	—	880,971
Exchange-Traded Funds	662,821	—	—	662,821
Affiliated Mutual Funds	1,920,715	—	—	1,920,715

Total	$5,295,597	$880,971	$—	$6,176,568

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

119  |

Notes to Financial Statements (continued)

January 31, 2020

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,966,352	$—	$—	$2,966,352
Bonds and Notes(a)	—	497,930	—	497,930
Exchange-Traded Funds	704,404	—	—	704,404
Affiliated Mutual Funds	1,395,151	—	—	1,395,151

Total	$5,065,907	$497,930	$—	$5,563,837

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,194,332	$—	$—	$3,194,332
Bonds and Notes(a)	—	273,928	—	273,928
Exchange-Traded Funds	794,214	—	—	794,214
Affiliated Mutual Funds	1,379,569	—	—	1,379,569

Total	$5,368,115	$273,928	$—	$5,642,043

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,890,712	$—	$—	$2,890,712
Bonds and Notes(a)	—	202,437	—	202,437
Exchange-Traded Funds	766,218	—	—	766,218
Affiliated Mutual Funds	1,073,704	—	—	1,073,704

Total	$4,730,634	$202,437	$—	$4,933,071

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,756,100	$—	$—	$2,756,100
Bonds and Notes(a)	—	178,479	—	178,479
Exchange-Traded Funds	683,937	—	—	683,937
Affiliated Mutual Funds	896,498	—	—	896,498

Total	$4,336,535	$178,479	$—	$4,515,014

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

January 31, 2020

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,510,136	$—	$—	$2,510,136
Bonds and Notes(a)	—	168,126	—	168,126
Exchange-Traded Funds	703,017	—	—	703,017
Affiliated Mutual Funds	774,249	—	—	774,249

Total	$3,987,402	$168,126	$—	$4,155,528

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,980,949	$—	$—	$1,980,949
Bonds and Notes(a)	—	127,250	—	127,250
Exchange-Traded Funds	536,351	—	—	536,351
Affiliated Mutual Funds	595,197	—	—	595,197

Total	$3,112,497	$127,250	$—	$3,239,747

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2020, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the year ended January 31, 2020, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Sustainable Future 2015 Fund	$868,425	$337,431	$3,942,535	$3,354,553
Sustainable Future 2020 Fund	827,048	334,738	3,871,253	3,400,573
Sustainable Future 2025 Fund	654,122	226,063	4,322,756	2,737,898
Sustainable Future 2030 Fund	623,449	218,518	5,233,422	3,211,625
Sustainable Future 2035 Fund	359,557	136,736	3,692,415	2,842,100
Sustainable Future 2040 Fund	197,301	71,549	4,525,081	2,565,145
Sustainable Future 2045 Fund	135,596	46,300	3,975,267	1,940,210
Sustainable Future 2050 Fund	127,166	52,328	4,315,015	2,490,013
Sustainable Future 2055 Fund	111,847	42,923	3,332,634	1,914,543
Sustainable Future 2060 Fund	97,833	37,954	2,174,557	1,730,186

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Active Index Advisors® division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and AIA Emerging Markets ESG Segment of each Fund. Additionally, Natixis Advisors oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a subsidiary of Natixis.

121  |

Notes to Financial Statements (continued)

January 31, 2020

Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis.

Natixis Advisors has entered into a subadvisory agreement with Mirova US LLC (“Mirova US”) (formerly a division within Ostrum Asset Management U.S., LLC (“Ostrum US”)) with respect to the Mirova Global Sustainable Equity Segment and Mirova Carbon Neutral U.S. Equity Segment of each Fund. Mirova US has entered into a personnel sharing arrangement with its Paris-based affiliate, Mirova, which is part of Natixis Investment Managers. Prior to March 29, 2019, Ostrum US served as the sub-adviser for the Mirova Global Sustainable Equity Segment and Mirova Carbon Neutral U.S. Equity Segment of each Fund, and was paid a management fee at the same annual rates.

Natixis Advisors has also entered into a subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), pursuant to which Wilshire performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund.

Effective April 30, 2019, the aggregate management fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment; (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment; (iv) 0.25% of the average daily net assets of the AIA Emerging Markets ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-adviser; (vi) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment; (vii) 0.20% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, payable by the Fund directly to Loomis Sayles as sub-adviser; (viii) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment, each payable by the Fund directly to Mirova US as sub-adviser; and (ix) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate, payable by the Fund directly to Wilshire as sub-adviser. The aggregate advisory fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisers; (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser other than Wilshire; and (iii) the greater of the asset based fee, or the Fund’s allocable portion of the minimum annual aggregate fee as outlined above for Wilshire.

Prior to April 30, 2019, the aggregate management fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment; (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment; (iv) 0.25% of the average daily net assets of the AIA Emerging Markets ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.50% of the average daily net assets of the Mirova Global Sustainable Equity Segment; (vi) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment, each payable by the Fund directly to Mirova US (Ostrum US prior to March 29, 2019) as sub-adviser; and (vii) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate, payable by the Fund directly to Wilshire as sub-adviser. The aggregate advisory fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors; (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser other than Wilshire; and (iii) the greater of the asset based fee, or the Fund’s allocable portion of the minimum annual aggregate fee as outlined above for Wilshire.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

|  122

Notes to Financial Statements (continued)

January 31, 2020

For the period June 1, 2019 to January 31, 2020, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.55%
Sustainable Future 2020 Fund	0.55%
Sustainable Future 2025 Fund	0.56%
Sustainable Future 2030 Fund	0.57%
Sustainable Future 2035 Fund	0.58%
Sustainable Future 2040 Fund	0.59%
Sustainable Future 2045 Fund	0.59%
Sustainable Future 2050 Fund	0.60%
Sustainable Future 2055 Fund	0.60%
Sustainable Future 2060 Fund	0.60%

Prior to June 1, 2019, each Fund’s expense limit as a percentage of average daily net assets under the expense limitation agreements was 0.65%, including expenses of the underlying funds in which each Fund invests.

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below its expense limit, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended January 31, 2020, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Sustainable Future 2015 Fund	$38,883	$1,153	$757	$36,973	0.76%	0.72%
Sustainable Future 2020 Fund	40,106	1,274	992	37,840	0.78%	0.74%
Sustainable Future 2025 Fund	35,216	1,225	1,060	32,931	0.79%	0.74%
Sustainable Future 2030 Fund	34,781	1,449	1,123	32,209	0.80%	0.74%
Sustainable Future 2035 Fund	40,214	1,828	1,386	37,000	0.83%	0.76%
Sustainable Future 2040 Fund	35,267	1,658	1,409	32,200	0.83%	0.76%
Sustainable Future 2045 Fund	29,059	1,401	1,189	26,469	0.84%	0.76%
Sustainable Future 2050 Fund	29,528	1,382	1,329	26,817	0.85%	0.77%
Sustainable Future 2055 Fund	26,360	1,241	1,183	23,936	0.85%	0.77%
Sustainable Future 2060 Fund	23,911	1,127	1,066	21,718	0.85%	0.78%

[1]	Waiver of Natixis Advisors’ management fee is subject to possible recovery until January 31, 2021.
[2]	Voluntary waiver of Natixis Advisors’ management fee is not subject to recovery under the expense limitation agreements described above.

For the year ended January 31, 2020, expenses, including fees paid to the sub-advisers, have been reimbursed as follows:

Fund	Reimbursement[3]
Sustainable Future 2015 Fund	$171,166
Sustainable Future 2020 Fund	171,209
Sustainable Future 2025 Fund	167,974
Sustainable Future 2030 Fund	171,315
Sustainable Future 2035 Fund	168,701
Sustainable Future 2040 Fund	169,381
Sustainable Future 2045 Fund	161,269
Sustainable Future 2050 Fund	166,029
Sustainable Future 2055 Fund	159,061
Sustainable Future 2060 Fund	155,042

[3]	Contractual expense reimbursements are subject to possible recovery until January 31, 2021.

No expenses were recovered during the year ended January 31, 2020 under the terms of the expense limitation agreement.

123  |

Notes to Financial Statements (continued)

January 31, 2020

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Prior to July 1, 2019, each Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver was in effect through June 30, 2019.

For the year ended January 31, 2020, the administrative fees for each Fund were as follows:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Sustainable Future 2015 Fund	$2,243	$20	$2,223
Sustainable Future 2020 Fund	2,260	20	2,240
Sustainable Future 2025 Fund	1,948	17	1,931
Sustainable Future 2030 Fund	1,906	14	1,892
Sustainable Future 2035 Fund	2,124	19	2,105
Sustainable Future 2040 Fund	1,865	15	1,850
Sustainable Future 2045 Fund	1,523	12	1,511
Sustainable Future 2050 Fund	1,531	12	1,519
Sustainable Future 2055 Fund	1,360	12	1,348
Sustainable Future 2060 Fund	1,230	11	1,219

d.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2020, the Chairperson of the Board received a retainer fee at the annual rate of $360,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $190,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $15,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles

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Notes to Financial Statements (continued)

January 31, 2020

Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

e.  Affiliated Ownership.  As of January 31, 2020, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:

Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	97.68%
Natixis Sustainable Future 2020 Fund	84.87%
Natixis Sustainable Future 2025 Fund	64.33%
Natixis Sustainable Future 2030 Fund	52.63%
Natixis Sustainable Future 2035 Fund	60.30%
Natixis Sustainable Future 2040 Fund	59.73%
Natixis Sustainable Future 2045 Fund	55.27%
Natixis Sustainable Future 2050 Fund	60.14%
Natixis Sustainable Future 2055 Fund	65.81%
Natixis Sustainable Future 2060 Fund	86.05%

Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the year ended January 31, 2020, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$556,731	$445,650	$231,100	$(1,140)	$44,653	$814,794	$12,542
Loomis Sayles Limited Term Government and Agency Fund, Class N	552,848	351,016	198,494	(1,984)	11,795	715,181	13,654
Mirova Global Green Bond Fund, Class N	1,299,531	213,309	887,847	11,941	47,216	684,150	17,764
Mirova International Sustainable Equity Fund, Class N	164,481	413,695	176,194	20,474	26,278	448,734	5,839

	$2,573,591	$1,423,670	$1,493,635	$29,291	$129,942	$2,662,859	$49,799

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

January 31, 2020

Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$319,741	$315,347	$142,264	$(714)	$26,545	$518,655	$7,500
Loomis Sayles Limited Term Government and Agency Fund, Class N	498,471	289,139	180,977	(1,653)	10,304	615,284	12,092
Mirova Global Green Bond Fund, Class N	1,232,393	190,702	864,746	12,137	45,089	615,575	17,054
Mirova International Sustainable Equity Fund, Class N	184,465	484,129	214,318	24,549	31,391	510,216	6,684

	$2,235,070	$1,279,317	$1,402,305	$34,319	$113,329	$2,259,730	$43,330

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$193,399	$205,573	$93,550	$125	$16,616	$322,163	$4,687
Loomis Sayles Limited Term Government and Agency Fund, Class N	364,977	228,418	116,539	(987)	7,072	482,941	8,187
Mirova Global Green Bond Fund, Class N	850,898	239,188	616,493	9,317	32,526	515,436	12,710
Mirova International Sustainable Equity Fund, Class N	195,771	548,646	162,851	16,653	35,862	634,081	6,892

	$1,605,045	$1,221,825	$989,433	$25,108	$92,076	$1,954,621	$32,476

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$166,476	$220,863	$78,863	$1,556	$12,448	$322,480	$4,100
Loomis Sayles Limited Term Government and Agency Fund, Class N	233,494	243,664	122,540	(370)	3,671	357,919	5,333
Mirova Global Green Bond Fund, Class N	499,317	286,967	379,277	6,794	15,944	429,745	9,353
Mirova International Sustainable Equity Fund, Class N	191,441	754,048	209,670	23,255	51,497	810,571	9,221

	$1,090,728	$1,505,542	$790,350	$31,235	$83,560	$1,920,715	$28,007

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

January 31, 2020

Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$162,485	$67,597	$33,052	$180	$12,346	$209,556	$3,496
Loomis Sayles Limited Term Government and Agency Fund, Class N	181,543	101,972	76,981	(744)	3,562	209,352	3,813
Mirova Global Green Bond Fund, Class N	385,816	106,557	273,732	3,688	17,272	239,601	5,969
Mirova International Sustainable Equity Fund, Class N	265,372	443,097	44,888	4,404	68,657	736,642	8,664

	$995,216	$719,223	$428,653	$7,528	$101,837	$1,395,151	$21,942

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$103,918	$91,783	$45,471	$437	$7,673	$158,340	$2,284
Loomis Sayles Limited Term Government and Agency Fund, Class N	120,406	96,321	91,479	(394)	1,702	126,556	2,035
Mirova Global Green Bond Fund, Class N	207,969	135,223	134,129	2,814	9,814	221,691	5,053
Mirova International Sustainable Equity Fund, Class N	245,541	621,891	79,822	11,459	73,913	872,982	10,431

	$677,834	$945,218	$350,901	$14,316	$93,102	$1,379,569	$19,803

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$51,647	$37,332	$36,497	$259	$3,005	$55,746	$717
Loomis Sayles Limited Term Government and Agency Fund, Class N	51,290	55,925	24,690	(228)	1,230	83,527	1,353
Mirova Global Green Bond Fund, Class N	103,325	58,446	83,887	1,025	4,605	83,514	1,779
Mirova International Sustainable Equity Fund, Class N	202,534	616,303	37,467	4,412	65,135	850,917	8,928

	$408,796	$768,006	$182,541	$5,468	$73,975	$1,073,704	$12,777

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

January 31, 2020

Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$41,977	$9,503	$52,543	$612	$451	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,806	6,953	34,841	(175)	257	—	191
Mirova Global Green Bond Fund, Class N	83,980	64,059	75,326	1,424	3,627	77,764	1,790
Mirova International Sustainable Equity Fund, Class N	226,647	603,940	88,613	13,414	63,346	818,734	9,048

	$380,410	$684,455	$251,323	$15,275	$67,681	$896,498	$11,029

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$41,100	$2,312	$44,375	$551	$412	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,163	2,215	29,454	(211)	287	—	128
Mirova Global Green Bond Fund, Class N	81,561	41,714	60,832	1,009	3,708	67,160	1,459
Mirova International Sustainable Equity Fund, Class N	217,645	455,654	23,506	2,208	55,088	707,089	7,134

	$367,469	$501,895	$158,167	$3,557	$59,495	$774,249	$8,721

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$38,205	$3,168	$42,300	$462	$465	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	25,306	2,698	28,079	(226)	301	—	120
Mirova Global Green Bond Fund, Class N	76,434	26,219	55,387	776	3,587	51,629	1,245
Mirova International Sustainable Equity Fund, Class N	206,284	286,893	4,887	608	54,670	543,568	6,450

	$346,229	$318,978	$130,653	$1,620	$59,023	$595,197	$7,815

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.

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Notes to Financial Statements (continued)

January 31, 2020

g.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the year ended January 31, 2020, none of the Funds had borrowings under these agreements.

7.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts bear interest at a rate per annum equal to the Federal Funds rate plus 2.00%. At January 31, 2020, the Funds had payables to the custodian bank for overdrafts, as follows:

Fund	Payable to Custodian Bank
Sustainable Future 2035 Fund	$34,842
Sustainable Future 2040 Fund	28,233
Sustainable Future 2050 Fund	15,001
Sustainable Future 2060 Fund	75,281

8.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non- Affiliated Ownership	Percentage of Affiliated Ownership (Note 5e)	Total Percentage of Ownership
Natixis Sustainable Future 2025 Fund	2	18.31%	64.33%	82.64%
Natixis Sustainable Future 2030 Fund	3	20.40%	52.63%	73.03%
Natixis Sustainable Future 2035 Fund	2	24.44%	60.30%	84.74%
Natixis Sustainable Future 2040 Fund	3	18.92%	59.73%	78.65%
Natixis Sustainable Future 2045 Fund	1	16.81%	55.27%	72.08%
Natixis Sustainable Future 2050 Fund	2	15.91%	60.14%	76.05%
Natixis Sustainable Future 2055 Fund	2	13.23%	65.81%	79.04%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

January 31, 2020

9.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	107,062	$1,155,616	11,239	$123,377
Issued in connection with the reinvestment of distributions	30,103	322,135	36,204	355,507
Redeemed	(13,798)	(145,173)	(25)	(253)

Increase from capital share transactions	123,367	$1,332,578	47,418	$478,631

Sustainable Future 2020 Fund

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	90,230	$957,399	80,140	$897,561
Issued in connection with the reinvestment of distributions	26,705	285,054	48,240	465,438
Redeemed	(8,948)	(95,816)	(80,139)	(898,364)

Increase from capital share transactions	107,987	$1,146,637	48,241	$464,635

Sustainable Future 2025 Fund

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	175,466	$1,921,703	33,707	$375,438
Issued in connection with the reinvestment of distributions	26,164	285,723	33,477	329,260
Redeemed	(17,020)	(185,565)	(4,427)	(48,448)

Increase from capital share transactions	184,610	$2,021,861	62,757	$656,250

Sustainable Future 2030 Fund

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	291,513	$3,187,950	40,422	$461,607
Issued in connection with the reinvestment of distributions	26,543	297,864	29,897	294,955
Redeemed	(65,153)	(716,153)	(20,116)	(207,795)

Increase from capital share transactions	252,903	$2,769,661	50,203	$548,767

Sustainable Future 2035 Fund

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	81,597	$903,262	99,654	$1,105,288
Issued in connection with the reinvestment of distributions	28,066	318,050	33,354	329,317
Redeemed	(6,174)	(68,919)	(334)	(3,711)

Increase from capital share transactions	103,489	$1,152,393	132,674	$1,430,894

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Notes to Financial Statements (continued)

January 31, 2020

9.  Capital Shares (continued).

Sustainable Future 2040 Fund

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	184,391	$2,004,238	31,525	$375,855
Issued in connection with the reinvestment of distributions	26,710	300,687	34,281	336,300
Redeemed	(24,195)	(271,393)	(69)	(707)

Increase from capital share transactions	186,906	$2,033,532	65,737	$711,448

Sustainable Future 2045 Fund

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	191,315	$2,137,833	6,198	$65,694
Issued in connection with the reinvestment of distributions	22,418	253,894	27,912	271,505
Redeemed	(12,959)	(143,686)	(312)	(3,482)

Increase from capital share transactions	200,774	$2,248,041	33,798	$333,717

Sustainable Future 2050 Fund

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	190,146	$2,093,770	11,905	$140,674
Issued in connection with the reinvestment of distributions	23,410	264,071	27,841	272,323
Redeemed	(44,077)	(503,350)	(3,328)	(36,359)

Increase from capital share transactions	169,479	$1,854,491	36,418	$376,638

Sustainable Future 2055 Fund

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	107,604	$1,210,350	18,075	$205,303
Issued in connection with the reinvestment of distributions	22,553	253,971	28,069	274,463
Redeemed	(4,861)	(53,689)	(147)	(1,542)

Increase from capital share transactions	125,296	$1,410,632	45,997	$478,224

Sustainable Future 2060 Fund

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	32,812	$361,010	2,705	$31,558
Issued in connection with the reinvestment of distributions	21,137	237,210	28,638	278,298
Redeemed	(3,304)	(36,462)	(8)	(93)

Increase from capital share transactions	50,645	$561,758	31,335	$309,763

131  |

Notes to Financial Statements (continued)

January 31, 2020

10.  Subsequent Events.  Subsequent to January 31, 2020, global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Natixis Funds Trust IV and Shareholders of Natixis Sustainable Future 2015 Fund, Natixis Sustainable Future 2020 Fund, Natixis Sustainable Future 2025 Fund, Natixis Sustainable Future 2030 Fund, Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund and Natixis Sustainable Future 2060 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Natixis Sustainable Future 2015 Fund, Natixis Sustainable Future 2020 Fund, Natixis Sustainable Future 2025 Fund, Natixis Sustainable Future 2030 Fund, Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund and Natixis Sustainable Future 2060 Fund (ten of the funds constituting Natixis Funds Trust IV, hereafter collectively referred to as the “Funds”) as of January 31, 2020, the related statements of operations for the year ended January 31, 2020, the statements of changes in net assets for each of the two years in the period ended January 31, 2020, including the related notes, and the financial highlights for each of the two years in the period ended January 31, 2020 and for the period February 28, 2017 (commencement of operations) through January 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2020 and each of the financial highlights for each of the two years in the period ended January 31, 2020 and for the period February 28, 2017 (commencement of operations) through January 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020 by correspondence with the custodian, transfer agent and brokers: when replies were not received from brokers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 23, 2020

We have served as the auditor of one or more of the investment companies in the Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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2020 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the calendar year ended January 31, 2020, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2020, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	16.70%
Sustainable Future 2020 Fund	16.78%
Sustainable Future 2025 Fund	18.88%
Sustainable Future 2030 Fund	19.85%
Sustainable Future 2035 Fund	22.86%
Sustainable Future 2040 Fund	25.30%
Sustainable Future 2045 Fund	31.82%
Sustainable Future 2050 Fund	28.23%
Sustainable Future 2055 Fund	28.25%
Sustainable Future 2060 Fund	34.17%

Corporate Dividends Received Deduction.  For the year ended January 31, 2020, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

Fund	Qualifying Percentage
Sustainable Future 2015 Fund	11.94%
Sustainable Future 2020 Fund	28.28%
Sustainable Future 2025 Fund	32.07%
Sustainable Future 2030 Fund	38.10%
Sustainable Future 2035 Fund	48.89%
Sustainable Future 2040 Fund	48.26%
Sustainable Future 2045 Fund	52.14%
Sustainable Future 2050 Fund	52.38%
Sustainable Future 2055 Fund	53.34%
Sustainable Future 2060 Fund	53.65%

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the year ended January 31, 2020.

Fund	Amount
Sustainable Future 2015 Fund	$165,856
Sustainable Future 2020 Fund	107,645
Sustainable Future 2025 Fund	135,307
Sustainable Future 2030 Fund	140,118
Sustainable Future 2035 Fund	131,147
Sustainable Future 2040 Fund	153,541
Sustainable Future 2045 Fund	153,981
Sustainable Future 2050 Fund	151,484
Sustainable Future 2055 Fund	149,757
Sustainable Future 2060 Fund	155,655

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Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 888 Boylston Street, Suite 800, Boston, MA 02199-8197. The Funds’ Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Chairperson of the Board of Trustees since January 2017 Trustee since 2008 Ex Officio member of Audit Committee, Contract Review Committee and Governance Committee	Retired	51 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Chairperson of Governance Committee and Audit Committee Member	Executive Chairman of Bob’s Discount Furniture (retail)	51 Director, Burlington Stores, Inc. (retail)	Significant experience on the Board and on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

Richard A. Goglia (1951)	Trustee since 2015 Contract Review Committee Member and Governance Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	51 None	Significant experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Wendell J. Knox (1948)	Trustee since 2009 Chairperson of Contract Review Committee	Director of Abt Associates Inc. (research and consulting)	51 Director, The Hanover Insurance Group (property and casualty insurance); formerly, Director, Eastern Bank (bank)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

Martin T. Meehan (1956)	Trustee since 2012 Audit Committee Member	President, University of Massachusetts; formerly, Chancellor and faculty member, University of Massachusetts Lowell	51 None	Significant experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Maureen B. Mitchell (1951)	Trustee since 2017 Contract Review Committee Member and Governance Committee Member	Retired; formerly President, Global Sales and Marketing, GE Asset Management, Inc. (financial services)	51 Director, Sterling Bancorp (bank)	Experience on the Board ; financial services industry and executive experience (including role as president of global sales and marketing at a financial services company)

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity)	51 Director, FutureFuel.io (chemicals and biofuels)	Experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES – continued

Erik R. Sirri (1958)	Trustee since 2009 Chairperson of the Audit Committee	Professor of Finance at Babson College	51 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Audit Committee Member and Governance Committee Member	Retired	51 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Kirk A. Sykes (1958)	Trustee since 2019 Contract Review Committee Member	Managing Director of Accordia Partners, LLC (real estate development); President of Primary Corporation (real estate development); Managing Principal of Merrick Capital Partners (infrastructure finance); formerly, President of Urban Strategy America Fund (real estate fund manager)	51 Trustee, Eastern Bank (bank); formerly Director, Ares Commercial Real Estate Corporation (real estate investment trust)	Experience on the Board and significant experience on the boards of other business organizations (including real estate companies and banks)

Cynthia L. Walker (1956)	Trustee since 2005 Audit Committee Member and Governance Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	51 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Chairman of the Board of Directors; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	51 None	Experience on the Board; continuing service as President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation	51 None	Significant experience on the Board; experience as President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation

[1]

Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term. Mr. Drucker was appointed to serve an additional one year term as the Chairperson of the Board on June 12, 2019.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis ETF Trust (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President, Chief Executive Officer and Chairman of the Board of Directors of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer, Natixis Advisors, L.P., Natixis Distribution, L.P., Natixis Distribution Corporation and Chairman of the Board of Natixis Distribution Corporation.

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Russell L. Kane (1969)	Secretary, Clerk and Chief Legal Officer	Since 2016	Executive Vice President, General Counsel, Secretary and Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since 2004	Senior Vice President, Natixis Advisors, L.P. and Natixis Distribution, L.P.

Kirk D. Johnson (1981)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since 2018	Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Advisors, L.P. and Natixis Distribution, L.P.; formerly, Associate General Counsel, Natixis Distribution, L.P.; Vice President and Counsel, Natixis Investment Managers, LLC

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, L.P., Natixis Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from an officer’s current position with such entity.

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Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant's code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Edmond J. English, Mr. Martin T. Meehan, Mr. Erik R. Sirri, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as "audit committee financial experts" by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant's financial statements but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees1		Tax fees2		All other fees
	2/1/18-	2/1/19-	2/1/18-	2/1/19-	2/1/18-	2/1/19-	2/1/18-	2/1/19-
	1/31/19	1/31/20	1/31/19	1/31/20	1/31/19	1/31/20	1/31/19	1/31/20
Natixis Funds Trust IV	$317,059	$310,972	$28	$28	$78,780	$78,780	$-	$-

1.Audit-related fees consist of:

Year-end 1/31/2019 and 1/31/2020– Performance of agreed-upon procedures related to the Registrant's deferred compensation plan

2.Tax fees consist of:

Year-end 1/31/2019 and 1/31/2020 – review of the Registrant's tax returns

Aggregate fees billed to the Registrant for non-audit services during the fiscal years ended 1/31/2019 and 1/31/2020 were $78,808 and $78,808 respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant's principal accountant for non-audit services rendered to AEW Capital Management, L.P ("AEW"), Natixis Advisors, L.P. ("Natixis Advisors"), and entities controlling, controlled by or under common control with AEW and Natixis Advisors ("Control Affiliates") that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees			Tax fees		All other fees
	2/1/18-	2/1/19-	2/1/18-	2/1/19-	2/1/18-	2/1/19-
	1/31/19	1/31/20	1/31/19	1/31/20	1/31/19	1/31/20
Control Affiliates	$-	$-	$-	$ 26,750	$-	$-

The following table sets forth the aggregate fees billed by the Registrant's principal accountant for non- audit services rendered to AEW, Natixis Advisors, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

Aggregate Non-Audit Fees

	2/1/18-1/31/19	2/1/19-1/31/20

Control Affiliates	$311,630	$377,557

None of the services described above were approved pursuant to paragraph (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant's Audit Committee reviews the audit, audit-related, tax and other non- audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 23, 2020
By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	March 23, 2020